As filed with the Securities and Exchange Commission on July 30, 2013

  File No. 033-58041
  File No. 811-07257

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933
  POST-EFFECTIVE AMENDMENT NO. 73   ☒
  and
  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940
  AMENDMENT NO. 74   ☒

SEI INSTITUTIONAL INVESTMENTS TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices)
610-676-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copy to:

Timothy W. Levin, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered Units of Beneficial Interest

It is proposed that this filing will become effective (check appropriate box):

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☒  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  on [date] pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  on [date] pursuant to paragraph (a)(2).

If appropriate check the following box:

  ☐  This post-effective Amendment designates a new effective date for a previously filed post-effective Amendment.

SEI INSTITUTIONAL INVESTMENTS TRUST

PROSPECTUS

AS OF [SEPTEMBER 30, 2013]

LARGE CAP FUND (SLCAX)

LARGE CAP DIVERSIFIED ALPHA FUND (SCDAX)

LARGE CAP INDEX FUND (LCIAX)

WORLD EQUITY EX-US FUND (WEUSX)

SCREENED WORLD EQUITY EX-US FUND (SSEAX)

HIGH YIELD BOND FUND (SGYAX)

REAL RETURN FUND (RRPAX)

MULTI-ASSET REAL RETURN FUND (SEIAX)

CLASS A SHARES

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Not all Funds appearing in this prospectus are available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

The information in this prospectus is not complete and may be changed.  The Trust may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective.  This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Subject to Completion.  Preliminary Prospectus dated July 30, 2013.

About This Prospectus

FUND SUMMARY

LARGE CAP FUND	1

LARGE CAP DIVERSIFIED ALPHA FUND	6

LARGE CAP INDEX FUND	12

WORLD EQUITY EX-US FUND	16

SCREENED WORLD EQUITY EX-US FUND	21

HIGH YIELD BOND FUND	27

REAL RETURN FUND	32

MULTI-ASSET REAL RETURN FUND	37

Purchase and Sale of Fund Shares	45

Tax Information	45

Payments to Broker-Dealers and Other Financial Intermediaries	45

MORE INFORMATION ABOUT INVESTMENTS	46

MORE INFORMATION ABOUT RISKS	47

Risk Information Common to the Funds	47

More Information About Principal Risks	47

GLOBAL ASSET ALLOCATION	62

MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES	63

INVESTMENT ADVISER AND SUB-ADVISERS	63

Information About Fee Waivers	65

Management of the Dynamic Asset Allocation and Multi-Asset Real Return Funds’ Subsidiaries	67

Sub-Advisers and Portfolio Managers	67

PURCHASING AND SELLING FUND SHARES	68

HOW TO PURCHASE FUND SHARES	68

Pricing of Fund Shares	69

Minimum Purchases	71

Frequent Purchases and Redemptions of Fund Shares	71

Foreign Investors	73

Customer Identification and Verification and Anti-Money Laundering Program	73

HOW TO SELL YOUR FUND SHARES	74

Receiving Your Money	74

Redemptions in Kind	74

Suspension of Your Right to Sell Your Shares	74

TELEPHONE TRANSACTIONS	74

DISTRIBUTION OF FUND SHARES	74

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	75

DIVIDENDS, DISTRIBUTIONS AND TAXES	75

Dividends and Distributions	75

Taxes	75

FINANCIAL HIGHLIGHTS	78

HOW TO OBTAIN MORE INFORMATION ABOUT SEI INSTITUTIONAL INVESTMENTS TRUST	Back Cover

LARGE CAP FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies.

For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $XX million and $XX billion as of July 31, 2013) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks, warrants and exchange-traded funds (ETFs). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers) with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SEI Investments Management Corporation (SIMC).

Principal Risks

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Small Capitalization Risk — Smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years, and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2003	28.05%
2004	11.98%
2005	7.68%
2006	14.41%
2007	6.59%
2008	-37.97%
2009	29.62%
2010	14.02%
2011	0.74%
2012	XX %

Best Quarter:	Worst Quarter:
XX%	XX%
(xx/xx/xx)	(xx/xx/xx)

The Fund’s total return from January 1, 2013 to June 30, 2013 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Fund	1 Year		5 Years		10 Years		Since Inception* (6/14/1996)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

* Index returns are shown from June 30, 1996.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AJO, LP	Theodore R. Aronson, CFA, CIC	Since 2003 Since 2007	Managing Principal Principal Principal

	Stefani Cranston, CFA, CPA Gina Marie N. Moore, CFA Martha E. Ortiz, CFA, CIC Gregory J. Rogers, CFA R. Brian Wenzinger, CFA Christopher J. W. Whitehead, CFA	Since 2003 Since 2003 Since 2012 Since 2003 Since 2004	Principal Principal Principal Principal

AQR Capital Management, LLC	Clifford Asness, Ph.D. Jacques Friedman Ronen Israel Lars Nielsen	Since 2011 Since 2011 Since 2011 Since 2011	Managing and Founding Principal Principal, Head of Global Stock Selection Principal Principal

Brown Advisory LLC	Kenneth M. Stuzin, CFA	Since 2010	Partner, Portfolio Manager

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust	Jeffrey S. Van Harte, CFA Christopher J. Bonavico, CFA Daniel J. Prislin, CFA Christopher M. Ericksen, CFA	Since 2005 Since 2005 Since 2005 Since 2005

Senior Vice President and Chief Investment

Officer — Focus Growth Equity

Vice President, Senior Portfolio Manager and

Equity Analyst

Vice President, Senior Portfolio Manager and

Equity Analyst

Vice President, Portfolio Manager and Analyst

LSV Asset Management	Josef Lakonishok Menno Vermeulen, CFA Puneet Mansharamani, CFA	Since 1996 Since 1996 Since 2006	Chief Executive Officer, Chief Investment Officer, Partner, Portfolio Manager Partner, Portfolio Manager, Senior Quantitative Analyst Partner, Portfolio Manager, Senior Quantitative Analyst

Waddell & Reed Investment Management Co	Erik Becker, CFA Gus Zinn, CFA	Since 2011 Since 2011	Senior Vice President, Portfolio Manager Senior Vice President, Portfolio Manager

WestEnd Advisors, LLC	Robert L. Pharr	Since 2010	Managing Partner, Chief Investment Officer

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

LARGE CAP DIVERSIFIED ALPHA FUND

Fund Summary

Investment Goal

Long-term growth of capital and income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.40%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%†

† Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Diversified Alpha Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Large Cap Diversified Alpha Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large capitalization equity securities. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $XX million and $XX billion as of July 31, 2013) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may also invest in ETFs based on a large capitalization index.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of the Russell 1000 Index. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”), thereby diversifying the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large capitalization equity market, returns may be derived in part from investing up to 20% of the Fund in securities outside of the large capitalization market.

The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which increases the potential for loss.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of large capitalization equity securities, but which are composed of futures contracts (also called “futures”) and swaps backed by other types of securities. The Fund may invest in futures and swaps either for risk management purposes or as part of its investment strategies. These portfolio strategies are included in the Fund’s principal investment strategy described above. The managers may purchase futures contracts or swaps, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a large capitalization benchmark by purchasing futures contracts or swaps correlated to a broad large capitalization index and investing the remaining assets in other types of securities to add excess return. This portion of the Fund’s assets may be invested in a wide range of asset classes other than large capitalization equities.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

Principal Risks

Derivatives Risk — The Fund’s use of futures and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk — The risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole. The Fund uses portfolio strategies that are designed to correlate with a portfolio of large capitalization equity securities, but which are composed of derivative instruments backed by other types of securities in order to seek to generate excess return. The financial performance of the Fund will be affected, positively or negatively, by the financial performance of the securities backing such derivative instruments. These factors, among others, may cause the Fund to perform differently than a fund that is invested solely in large capitalization equity securities or other funds with similar investment objectives or cause the Fund to underperform its benchmark.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past six years, and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2007	5.35%
2008	-42.67%
2009	29.39%
2010	14.72%
2011	2.27%
2012	XX %

Best Quarter:	Worst Quarter:
XX%	XX%
(06/30/09)	(12/31/08)

The Fund’s total return from January 1, 2013 to June 30, 2013 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Diversified Alpha Fund	1 Year		5 Year		Since Inception (2/28/2006)
Return Before Taxes	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AJO, LP	Theodore R. Aronson, CFA, CIC Stefani Cranston, CFA, CPA Gina Marie N. Moore, CFA, CPA Martha E. Ortiz, CFA, CIC Gregory J. Rogers, CFA R. Brian Wenzinger, CFA Christopher J. W. Whitehead, CFA	Since 2006 Since 2007 Since 2006 Since 2006 Since 2012 Since 2006 Since 2006	Managing Principal Principal Principal Principal Principal Principal Principal

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust	Jeffrey S. Van Harte, CFA Christopher J. Bonavico, CFA Daniel J. Prislin, CFA Christopher M. Ericksen, CFA	Since 2005 Since 2005 Since 2005 Since 2005

Senior Vice President and Chief Investment

Officer — Focus Growth Equity

Vice President, Senior Portfolio Manager and

Equity Analyst

Vice President, Senior Portfolio Manager and

Equity Analyst

Vice President, Portfolio Manager and Analyst

INTECH Investment Management LLC	Adrian Banner, Ph.D. Joseph Runnels, CFA Vassilios Papathanakos, Ph.D.	Since 2006 Since 2006 Since 2012	Chief Investment Officer Vice President of Portfolio Management Director of Research

Tocqueville Asset Management LP	Robert W. Kleinschmidt, CFA	Since 2011	President, Chief Executive Officer, Chief

	James Hunt Peter Shawn Joseph Zock	Since 2011 Since 2011 Since 2011

Investment Officer and Chairman of the Multi

Cap Equity (MCE) Investment Committee

Managing Director, Portfolio Manager and

Member of the MCE Investment Committee

and International Multi Cap Equity Investment

Committees

Managing Director, Portfolio Manager, Director

of Research and Member of the MCE and

International Multi Cap Equity Investment

Committees

Managing Director, Portfolio Manager and

Member of the MCE and International Multi

Cap Equity Investment Committees

WestEnd Advisors, LLC	Robert L. Pharr	Since 2010	Managing Partner, Chief Investment Officer

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

LARGE CAP INDEX FUND

Fund Summary

Investment Goal

Investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.17%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%†

† Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Large Cap Index Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Large Cap Index Fund invests substantially all of its assets in securities listed in the Russell 1000 Index.  The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.  The Fund generally gives the same weight to a given stock as the Russell 1000 Index does.

In seeking to replicate the performance of the Russell 1000 Index, the Fund may invest, to a lesser extent, in American depositary receipts (ADRs).  The Fund may also invest in securities of companies located in developed foreign countries and securities of small capitalization companies.  The Fund’s ability to replicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The Sub-Adviser selects the Fund’s securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Index. However, the Fund’s Sub-Adviser may, but is not required to, sell an investment if the merit of the investment has been substantially impaired by extraordinary events, such as fraud or a material adverse change in an issuer, or adverse financial conditions.

Principal Risks

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Foreign Investment Risk — The risk that securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Investment Style Risk — The risk that its investment approach, which attempts to replicate the performance of the Russell 1000 Index, may underperform other segments of the equity markets or the equity markets as a whole. The Fund is also subject to the risk that large capitalization securities may underperform other segments of the equity markets or the equity markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Sampling Risk — The Fund may not fully replicate the benchmark index and may hold securities not included in the index. As a result, the Fund may not track the return of its benchmark index as well as it would have if the Fund purchased all of the securities in its benchmark index.

Small Capitalization Risk — Smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Tracking Error Risk — The risk that the Fund’s performance may vary substantially from the performance of the benchmark index it tracks as a result of cash flows, Fund expenses, imperfect correlation between the Fund’s and benchmark’s investments and other factors.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past ten years, and by showing how the Fund’s average annual returns for 1, 5 and 10 years, and since the Fund’s inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2003	29.53%
2004	11.27%
2005	6.18%
2006	15.40%
2007	5.75%
2008	-37.69%
2009	28.60%
2010	16.07%
2011	1.47%
2012	XX %

Best Quarter:	Worst Quarter:
XX%	XX%
(xx/xx/xx)	(xx/xx/xx)

The Fund’s total return from January 1, 2013 to June 30, 2013 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large Cap Index Fund	1 Year		5 Years		10 Years		Since Inception* (4/1/2002)
Return Before Taxes	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%	XX	%
Russell 1000 Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%	XX	%

* Index returns are shown from April 30, 2002.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
SSgA Funds Management, Inc.	Kristin Carcio Karl Schneider	Since 2007 Since 2005	Vice President, Senior Portfolio Manager Vice President, Senior Portfolio Manager

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn page XX of this prospectus.

WORLD EQUITY EX-US FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.55%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%†

† Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
World Equity Ex-US Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies. These securities may include common stocks, preferred stocks, depositary receipts, warrants, ETFs based on an international equity index and derivative instruments, principally futures and forward contracts, whose value is based on an international equity index or an underlying equity security or basket of equity securities. The Fund will invest in securities of foreign issuers located in developed and emerging market countries. However, the Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Fund’s benchmark is the MSCI All Country World Ex-U.S. Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using options, futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk.

Principal Risks

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk — The risk that equity securities of developed and emerging market countries may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past seven years, and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the

Fund’s inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2006	27.54%
2007	13.16%
2008	-49.36%
2009	34.79%
2010	12.95%
2011	-13.11%
2012	XX %

Best Quarter:	Worst Quarter:
XX%	XX%
(xx/xx/xx)	(xx/xx/xx)

The Fund’s total return from January 1, 2013 to June 30, 2013 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

World Equity Ex-US Fund	1 Year		5 Years		Since Inception* (3/28/2005)
Return Before Taxes	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%
MSCI All Country World Ex-US Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%

* Index returns are shown from March 31, 2005.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser

Acadian Asset Management LLC	John R. Chisholm Asha Mehta	Since 2009 Since 2009	Executive Vice President, Chief Investment Officer Vice President, Portfolio Manager

EARNEST Partners LLC	Paul E. Viera	Since 2011	Chief Executive Officer and Manager

JO Hambro Capital Management Limited	Christopher Lees, CFA	Since 2010	Senior Fund Manager

McKinley Capital Management, LLC	Robert B. Gillam Robert A. Gillam Gregory S. Samorajski Sheldon J. Lien Brandon S. Rinner Paul Hanson Forrest Badgley Miles A. Wixon Martino M. Boffa	Since 2005 Since 2005 Since 2005 Since 2005 Since 2005 Since 2005 Since 2006 Since 2009 Since 2010

President, Chief Executive Officer
Senior Vice President, Chief Investment Officer
Portfolio Manager
Portfolio Manager
Portfolio Manager
Portfolio Manager
Portfolio Manager
Portfolio Manager
Portfolio Manager

NFJ Investment Group LLC	Thomas W. Oliver, CFA, CPA Ben J. Fischer, CFA Paul A. Magnuson R. Burns McKinney, CFA L. Baxter Hines, CFA	Since 2010 Since 2010 Since 2010 Since 2010 Since 2010

Managing Director, Portfolio Manager/Analyst
Managing Director, Portfolio Manager/Analyst
Managing Director, Portfolio Manager/Analyst
Managing Director, Portfolio Manager/Analyst
Vice President, Portfolio Manager/Analyst

Thornburg Investment Management Inc	William V. Fries, CFA Wendy Trevisani Lei Wang, CFA	Since 2010 Since 2010 Since 2010	Portfolio Manager, Managing Director Portfolio Manager, Managing Director Portfolio Manager, Managing Director

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

SCREENED WORLD EQUITY EX-US FUND

Fund Summary

Investment Goal

Capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.65%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%†

† Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Screened World Equity Ex-US Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Screened World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies. These securities may include common stocks, preferred stocks, depositary receipts, warrants, ETFs based on an international equity index, derivative instruments (principally futures and forward contracts) whose value is based on an international equity index or an underlying equity security or basket of equity securities and investment companies whose portfolios are designed to correlate with a portfolio of international equity securities. The Fund will invest in securities of foreign issuers located in developed and emerging market countries, but will seek to avoid investing in companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses. However, the Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies.  The Fund’s benchmark is the MSCI All Country World Ex-U.S. Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC.

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using derivatives, principally foreign currency forward contracts, options and futures. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund’s social criteria. The Fund seeks to avoid investing in companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses. This includes companies that pay royalties, such as those on oil or mining, to these governments and companies that help provide a stable economic environment that supports the government in its oppressive policies by having substantial operations or customers in the country. The Sub-Advisers will rely on a list of issuers that have been identified by an independent compliance support organization when determining whether a company’s activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses. The list is developed using information gathered from a variety of sources, such as government agencies, trade journals, direct company contacts and industry and regional publications. The Adviser reserves the right to modify the Fund’s social criteria from time to time in response to world events. All social criteria may be changed without shareholder approval.

Principal Risks

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Investment Style Risk — The risk that equity securities of developed and emerging market countries may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Social Investment Criteria Risk — The Fund’s portfolio is subject to certain social investment criteria. As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past four calendar years, and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The performance information shown is based on a full calendar year. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2009	34.05%
2010	11.64%
2011	-14.31
2012	XX %

Best Quarter:	Worst Quarter:
XX%	XX%
(xx/xx/xx)	(xx/xx/xx)

The Fund’s total return from January 1, 2013 to June 30, 2013 was XX%.

Average Annual Total Returns (for the period ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Screened World Equity Ex-US Fund	1 Year		Since Inception (6/30/2008)
Return Before Taxes	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%
MSCI All Country World Ex-US Index Return (net of dividends) (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Acadian Asset Management LLC	John R. Chisholm Asha Mehta	Since 2010 Since 2010	Executive Vice President, Chief Investment Officer Vice President, Portfolio Manager

EARNEST Partners LLC	Paul E. Viera	Since 2011	Chief Executive Officer and Manager

McKinley Capital Management, LLC	Robert B. Gillam Robert A. Gillam Gregory S. Samorajski Sheldon J. Lien Brandon S. Rinner Paul Hanson Forrest Badgley Miles A. Wixon Martino M. Boffa	Since 2008 Since 2008 Since 2008 Since 2008 Since 2008 Since 2008 Since 2008 Since 2009 Since 2010

President, Chief Executive Officer
Senior Vice President, Chief Investment Officer
Portfolio Manager
Portfolio Manager
Portfolio Manager
Portfolio Manager
Portfolio Manager
Portfolio Manager
Portfolio Manager

Thornburg Investment Management Inc	William V. Fries, CFA Wendy Trevisani Lei Wang, CFA	Since 2010 Since 2010 Since 2010	Portfolio Manager, Managing Director Portfolio Manager, Managing Director Portfolio Manager, Managing Director

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

HIGH YIELD BOND FUND

Fund Summary

Investment Goal

Total return.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.49%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Acquired Fund Fees and Expenses (AFFE)	XX	%
Total Annual Fund Operating Expenses	XX	%†

† Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
High Yield Bond Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations and collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are generally non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

Principal Risks

Bank Loans Risk — With respect to bank loans, the Fund will assume the credit risk of both the borrower of the loan and the lender that is selling the participation in the loan. The Fund may also have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

CDOs and CLOs Risk — CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CDO or CLO, respectively, in which the Fund invests. CDOs and

CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described below.

Convertible and Preferred Securities — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible bonds may be more sensitive to changes in interest rates than stocks. Convertible bonds may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates, thereby causing a decline in the Fund’s yield. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities. When interest rates reach extremely low levels, there is an increased risk that they will reverse and begin to increase, which may decrease the values of the Fund’s fixed income securities.

Investment Style Risk — The risk that high yield fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment Risk — The risk that with declining interest rates, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past seven years and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2006	10.63%
2007	2.04%
2008	-28.23%
2009	58.33%
2010	17.60%
2011	5.24%
2012	XX %

Best Quarter:	Worst Quarter:
XX%	XX%
(xx/xx/xx)	(xx/xx/xx)

The Fund’s total return from January 1, 2013 to June 30, 2013 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund	1 Year		5 Years		Since Inception* (12/5/2005)
Return Before Taxes	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%
BofA Merrill Lynch U.S. High Yield Constrained Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%

* Index returns are shown from December 31, 2005.

Management

Investment Adviser. SEI Investments Management Corporation

Adviser	Portfolio Manager	Experience with the Fund	Title with Adviser
SEI Investments Management Corporation	David Aniloff	Since 2005	Senior Portfolio Manager

Sub-Advisers and Portfolio Managers.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Ares Management LLC	Seth Brufsky Americo Cascella John Leupp	Since 2007 Since 2007 Since 2007	Portfolio Manager — U.S. Credit Portfolio Manager — U.S. Credit Portfolio Manager — U.S. Credit

Brigade Capital Management, LLC	Donald E. Morgan III	Since 2009	Managing Partner

Delaware Management Company, a series of Delaware Management Business Trust	Kevin P. Loome, CFA	Since 2009	Senior Vice President, Senior Portfolio Manager and Head of High Yield Investments

Guggenheim Partners Investment Management, LLC	Scott Minerd Jeffrey Abrams Kevin Gundersen, CFA	Since 2009 Since 2011 Since 2011	Chief Investment Officer Senior Managing Director Managing Director

J.P. Morgan Investment Management Inc.	Robert Cook Thomas Hauser	Since 2006 Since 2006	Managing Director Managing Director

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

REAL RETURN FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees	0.22%
Distribution (12b-1) Fees	None
Other Expenses	XX	%
Total Annual Fund Operating Expenses	XX	%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Real Return Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

Although the Fund is able to use a multi-manager approach under the general supervision of SIMC whereby Fund assets would be allocated among multiple Sub-Advisers, the Real Return Fund’s assets currently are managed directly by SIMC.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities (TIPS) are a type of inflation-indexed bond in which the Fund may invest. The Fund’s exposure to fixed income securities is not restricted by maturity requirements.

The Fund may, on a limited basis, also invest in futures contracts for risk management, speculative or hedging purposes. Futures contracts may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments.

The Fund may also invest in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as time deposits, U.S. and foreign corporate debt including commercial paper and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and securitized issues, such as mortgage-backed securities issued by U.S. Government agencies.

Principal Risks

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk and liquidity risk are described below. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments.

Foreign Sovereign Debt Securities Risk — The risk that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates, thereby causing a decline in the Fund’s yield. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities. When interest rates reach extremely low levels, there is an increased risk that they will reverse and begin to increase, which may decrease the values of the Fund’s fixed income securities.

Investment Style Risk — The Fund is also subject to the risk that the Fund’s securities may underperform other segments of the markets or the markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the past six years, and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The performance information shown is based on full calendar years. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2007	12.00%
2008	-1.72%
2009	9.75%
2010	3.88%
2011	5.06%
2012	XX %

Best Quarter:	Worst Quarter:
XX%	XX%
(xx/xx/xx)	(xx/xx/xx)

The Fund’s total return from January 1, 2013 to June 30, 2013 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Real Return Fund	1 Year		5 Years		Since Inception* (12/14/2006)
Return Before Taxes	XX	%	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%	XX	%
Barclays Capital 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%	XX	%

* Index returns are shown from December 31, 2006.

Management

Investment Adviser and Portfolio Manager. SEI Investments Management Corporation

Portfolio Manager	Experience with Fund	Title with Adviser
Sean Simko	Since 2013	Vice President, Portfolio Manager, Managing Director of SEI Fixed Income Portfolio Management Team

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

MULTI-ASSET REAL RETURN FUND

Fund Summary

Investment Goal

Total return exceeding the rate of inflation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)	Class A Shares
Management Fees (of the Fund and Subsidiary)
Management Fees of the Fund	0.55%
Management Fees of the Subsidiary	None
Total Management Fees			0.55%
Distribution (12b-1) Fees			None
Other Expenses (of the Fund and Subsidiary)
Other Expenses of the Fund	XX	%
Other Expenses of the Subsidiary	XX
Interest Expense on Reverse Repurchase Agreements	XX	%
Total Other Expenses			XX	%
Acquired Fund Fees and Expenses (AFFE)			XX	%
Total Annual Fund Operating Expenses			XX	%*

* Because the Fund incurred AFFE during the most recent fiscal year, the operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus) because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year		3 Years		5 Years		10 Years
Multi-Asset Real Return Fund — Class A Shares	$	XX	$	XX	$	XX	$	XX

PORTFOLIO TURNOVER

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was XX% of the average value of its portfolio.

Principal Investment Strategies

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. SIMC may also directly manage a portion of the Fund’s portfolio.

Under normal circumstances, the Fund will pursue its investment goal by selecting investments from a broad range of asset classes, including fixed income and equity securities and commodity linked instruments. The Fund seeks “real return” (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions). The Fund may invest in U.S. and non-U.S. dollar-denominated securities.

Fixed income securities may include: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) Treasury Inflation-Protected Securities (TIPS) and other inflation-linked debt securities; (iv) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better); and (v) securitized issues such as residential and commercial mortgage-backed securities, asset-backed securities and collateralized debt obligations. The Fund may invest in debt securities of any credit quality, including those rated below investment grade (junk bonds) or, if unrated, of equivalent credit quality, as determined by the Fund’s managers. The Fund may invest in securities with a broad range of maturities. The Fund may also enter into reverse repurchase agreements with respect to its investment in TIPS. In an attempt to generate excess returns, when the Fund enters into such a TIPS reverse repurchase agreement it will use the cash received to enter into a short position on U.S. Treasury bonds.

Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in exchange-traded funds (ETFs). The Fund may also invest in real estate investment trusts (REITs) and U.S. and non-U.S. real estate companies.

A portion of the Fund’s assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodity-linked securities include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity and debt securities of issuers in commodity-related industries. The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman

Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts and options on U.S. Government securities for return enhancement.

Interest rate swaps are further used to manage the Fund’s interest rate risk. Swaps on indices are used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Sub-Adviser(s) may seek to enhance the Fund’s return by actively managing the Fund’s currency exposure. In managing the Fund’s currency exposure, the Sub-Adviser(s) may buy and sell currencies (i.e., take long or short positions) through the use of cash, securities and/or currency-related derivatives, including, without limitation, currency forward contracts, futures contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Sub-Adviser(s) may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Adviser(s) sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Due to its investment strategy, the Fund may buy and sell securities frequently.

Principal Risks

The success of the Fund’s investment strategy depends both on SIMC’s selection of the Sub-Adviser(s) and allocation of assets to such Sub-Adviser(s). The Sub-Adviser(s) may be incorrect in assessing market trends or the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund’s assets to the Sub-Adviser(s) may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Sub-Adviser(s) and any underlying funds in which it invests may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve those investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an underlying fund’s use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund’s use of such strategy or investment in such asset class, security or other investment, the term “the Fund” in the paragraphs below collectively refers to both the Fund and each underlying fund.

Asset-Backed Securities Risk — Payment of principal and interest on asset-backed securities is dependent largely on cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Commodity Investments and Derivatives Risk — Commodity investments and derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. The value of a commodity investment or a derivative investment in commodities is typically based upon the price movements of a physical commodity, a commodity futures contract or commodity index or some other readily measurable economic variable that is dependent upon changes in the value of commodities or the commodities markets. The value of these securities will rise or fall in response to changes in the underlying commodity or related benchmark or investment, changes in interest rates or factors affecting a particular industry or commodity, such as natural disasters, weather and U.S. and international economic, political and regulatory developments.

Commodity-Linked Securities Risk — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses.

Corporate Fixed Income Securities Risk — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as to perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies and the Fund’s active management of its currency exposures, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected. Due to the Fund’s active positions in currencies, it will be subject to the risk that currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swap agreements is also subject to credit risk and valuation risk. Valuation risk is the risk that the derivative may be difficult to value and/or may be valued incorrectly. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Issuer Risk — The risk that issuers in foreign countries face political and economic events unique to those countries. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S.

Inflation Protected Securities Risk — The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates, thereby causing a decline in the Fund’s yield. A rise in interest rates typically causes a fall in values of fixed income securities in which the Fund invests, while a fall in interest rates typically causes a rise in values of such securities. When interest rates reach extremely low levels, there is an increased risk that they will reverse and begin to increase, which may decrease the values of the Fund’s fixed income securities.

Investment Company Risk — When the Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Furthermore, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its value being more volatile than that of the underlying portfolio securities.

Investment in the Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940 (the 1940 Act) and, unless otherwise noted in this prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all of the protections offered to investors in registered investment companies. In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as intended and could negatively affect the Fund and its shareholders.

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not otherwise be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Mortgage-Backed Securities Risk — Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Non-Diversified Risk — The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity Risk — The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in other investments.

Portfolio Turnover Risk — Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment Risk — The risk that, with declining interest rates, fixed income securities with stated interests may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Real Estate Industry Risk — Securities of companies principally engaged in the real estate industry may be subject to the risks associated with direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate are described above. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Short Sales Risk — Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Reinvesting proceeds received from short selling may create leverage, which can amplify the effects of market volatility on the Fund’s share price.

Small and Medium Capitalization Risk — The small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, smaller companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over the counter or listed on an exchange.

Tax Risk — The Fund may gain most of its exposure to the commodities markets through its investment in the Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Loss of money is a risk of investing in the Fund.

Performance Information

The Fund commenced operations on July 29, 2011. The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance for the past calendar year, and by showing how the Fund’s average annual returns for 1 year and since the Fund’s inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. For current performance information, please call 1-800-DIAL-SEI.

2012	XX	%

Best Quarter:	Worst Quarter:
XX%	XX%
(xx/xx/xx)	(xx/xx/xx)

The Fund’s total return from January 1, 2013 to June 30, 2013 was XX%.

Average Annual Total Returns (for the periods ended December 31, 2012)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Multi-Asset Real Return Fund — Class A Shares	1 Year		Since Inception (7/29/2011)*
Return Before Taxes	XX	%	XX	%
Return After Taxes on Distributions	XX	%	XX	%
Return After Taxes on Distributions and Sale of Fund Shares	XX	%	XX	%
Barclays Capital 1-5 Year U.S. TIPS Index Return (reflects no deduction for fees, expenses or taxes)	XX	%	XX	%

* Index returns are shown from July 31, 2011.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Adviser.

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
AllianceBernstein L.P.	Jon Ruff, CFA	Since 2011	Lead Portfolio Manager, Director of Research— Real Asset Strategies

For important information about the Purchase and Sale of Fund Shares, Tax Information and Payments to Broker-Dealers and Other Financial Intermediaries, please turn to page XX of this prospectus.

Purchase and Sale of Fund Shares

The Funds’ minimum investment requirements for Class A Shares are: (a) that you must be an Eligible Investor (i.e., institutions, including defined contribution plans, health care defined benefits plans and board-designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, that have entered into an investment management agreement with SIMC); and (b) that your minimum initial investment must be $100,000, with minimum subsequent investments of $1,000, which may be waived at discretion of SIMC. You may purchase and redeem shares of a Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Funds’ transfer agent (the Transfer Agent) or the Funds’ authorized agent, using certain SEI proprietary systems or by calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Funds are generally taxable and will be taxed as ordinary income or capital gains. If you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, you will generally not be subject to federal taxation on Fund distributions until you begin receiving distributions from your tax-deferred arrangement. You should consult your tax advisor regarding the rules governing your tax-deferred arrangement.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary, such as a bank, the Funds and their related companies may pay the intermediary for the sale of the Funds’ shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

MORE INFORMATION ABOUT INVESTMENTS

SEI Institutional Investments Trust is a mutual fund family that offers shares in separate investment portfolios (each, a Fund and together, the Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients that have signed an Investment Management Agreement with SIMC (as discussed in the section below, entitled “Purchasing and Selling Fund Shares”).

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund’s assets are managed under the direction of SIMC and, with the exception of the Real Return Fund, one or more Sub-Advisers, who manage portions of the Funds’ assets in a way that they believe will help the applicable Fund achieve its goals. SIMC acts as “manager of managers” for the Funds and attempts to ensure that the Sub-Advisers comply with the Funds’ investment policies and guidelines of the Funds to which they provide sub-advisory services. SIMC also recommends the appointment of additional or replacement sub-advisers to the Funds’ Board of Trustees. In addition, SIMC currently directly manages all of the assets of the Real Return Fund and, to a limited extent, SIMC may directly manage a portion of the assets of the High Yield Bond Fund, in each case in a manner that it believes will help each Fund achieve its investment goals.

This prospectus describes the Funds’ principal investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds’ Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund’s objectives. In addition, for temporary defensive purposes, the Funds may invest all or a portion of their assets in common stocks of larger, more established companies and in investment grade fixed income securities. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, there is no guarantee that any Fund will achieve its investment goal. Unless otherwise explicitly stated herein, the investment policies and restrictions of the Funds are not fundamental and may be changed by the Board, without shareholder approval.

The Multi-Asset Real Return Fund invests in its own Subsidiary for the purpose of providing the the Multi-Asset Real Return Fund with exposure to the investment returns of global commodities markets within the limitations of the federal tax requirements that apply to the Multi-Asset Real Return Fund. For more information about applicable federal tax requirements, please see the “Taxes” section below. The Subsidiary may invest in commodities, commodity-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, equity securities, fixed income securities, foreign securities, pooled investment vehicles, including those that are not registered pursuant to the 1940 Act, and other investments intended to serve as margin or collateral for a Subsidiary’s derivative positions. To the extent that the Multi-Asset Real Return Fund invests in its Subsidiary, it will be subject to the risks associated with the Subsidiary’s investments, which are discussed elsewhere in this prospectus.

To the extent the Subsidiary invests in commodity-linked derivative instruments, the Subsidiary will comply with the same asset coverage requirements that are applicable to the Multi-Asset

Real Return Fund’s transactions in such derivatives under the 1940 Act, as applicable. With respect to its investments, the Subsidiary will generally be subject to the same investment restrictions and limitations and generally follow the same compliance policies as the Multi-Asset Real Return Fund; however, the Subsidiary (unlike the Multi-Asset Real Return Fund) may invest a significant amount in commodity-linked swap agreements and other commodity-linked derivative instruments.

MORE INFORMATION ABOUT RISKS

Risk Information Common to the Funds

Investing in the Funds involves risk and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The effect on a Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

More Information About Principal Risks

The following descriptions provide additional information about some of the risks of investing in the Funds:

Asset-Backed Securities — Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed below. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Funds may suffer a loss if they cannot sell collateral quickly and receive the amount they are owed.

Bank Loans — Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the Funds purchase assignments from lenders, the Funds will acquire direct rights against the borrower on the loan. The Funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Funds’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Below Investment Grade Securities (Junk Bonds) — Below investment grade securities (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospect for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

CDOs and CLOs — CDOs and CLOs are types of asset-backed securities. CDOs and CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CDOs and CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CDO and CLO securities as a class. The risks of investing in CDOs and CLOs depend largely on the tranche invested in and the type of underlying debts and loans in the tranche of the CDO or CLO, respectively, in which a Fund invests. CDOs and CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are discussed below.

Commodity Investments and Derivatives — Exposure to commodities markets may subject the Funds to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility. Similar future market conditions may result in rapid and substantial valuation increases or decreases in a Fund’s holdings. The commodities markets may fluctuate widely based on a variety of factors. Movements in commodity investment prices are outside of a Fund’s control and may not be anticipated by Fund management. Price movements may be influenced by, among other things: governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; changing market and economic conditions; market liquidity; weather and climate conditions, including droughts and floods; livestock disease; changing supply and demand relationships and levels of domestic production and imported commodities; changes in storage costs; the availability of local, intrastate and interstate transportation systems; energy conservation; the success of exploration projects; changes in international balances of payments and trade; domestic and foreign rates of inflation; currency devaluations and revaluations; domestic and foreign political and economic events; domestic and foreign interest rates and/or investor expectations concerning interest rates; foreign currency/exchange rates; domestic and foreign governmental regulation and taxation; war, acts of terrorism and other political upheaval and conflicts; governmental expropriation; investment and trading activities of mutual funds, hedge funds and commodities funds; changes in philosophies and emotions of market participants. The frequency and magnitude of such changes cannot be predicted.

The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. A sustained decline in demand for such commodities could also adversely affect the financial performance of commodity-related companies. Factors that could lead to a decline in demand include economic recession or other adverse economic conditions, higher taxes on commodities or increased governmental regulations, increases in fuel economy, consumer shifts to the use of alternative commodities or fuel sources, changes in commodity prices, or weather.

The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions. U.S. futures exchanges and some foreign exchanges limit the amount of fluctuation in futures contract prices which may occur in a single business day. If the limit price has been reached in a particular contract, no trades may be made beyond the limit price. Limit prices have the effect of precluding trading in a particular contract or forcing the liquidation of contracts at disadvantageous times or prices.

The value of a commodity-linked derivative investment typically is based upon the price movements of a commodity, a commodity futures contract or commodity index, or some other readily measurable economic variable. Commodity-linked derivatives provide exposure to the investment returns of commodities that trade in the commodities markets without investing directly in physical commodities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

Commodity-linked derivatives also may be subject to credit and interest rate risks that in general affect the values of fixed-income securities. Therefore, at maturity, a Fund may receive more or less principal than it originally invested. A Fund might receive interest payments that are more or less than the stated coupon interest payments. Certain types of commodity-linked derivatives (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument.

In connection with a Fund’s direct and indirect investments in commodity-linked derivatives, the Fund will attempt to manage its counterparty exposure so as to limit its exposure to any one counterparty. However, due to the limited number of entities that may serve as counterparties (and which a Fund believes are creditworthy) at any one time the Fund may enter into swap agreements with a limited number of counterparties and may invest in commodity-linked notes issued by a limited number of issuers that will act as counterparties, which may increase the

Fund’s exposure to counterparty credit risk. There can be no assurance that the Fund will be able to limit exposure to any one counterparty at all times.

The Fund’s investments in commodity-linked notes involve substantial risks, including the risk of loss of a significant portion of their principal value. In addition to commodity risk and general derivatives risk, they may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility. If payment of interest on a commodity-linked note or the amount of principal to be repaid on maturity is linked to the value of a particular commodity, commodity index or other economic variable, a Fund might not receive all (or a portion) of the interest or principal due on its investment if there is a loss of value of the underlying investment. At any time, the risk of loss associated with a particular note in a Fund’s portfolio may be significantly higher than the value of the note.

A liquid secondary market may not exist for the commodity-linked notes that a Fund buys, which may make it difficult for the Fund to sell them at an acceptable price or to accurately value them. Commodity-linked notes are also subject to the counterparty credit risk of the issuer. That is, at maturity of a commodity-linked note, there is a risk that the issuer may be unable to perform its obligations under the terms of the commodity-linked note. Issuers of commodity-linked notes are typically large money center banks, broker-dealers, other financial institutions and large corporations. If the issuer becomes bankrupt or otherwise fails to pay, a Fund could lose money. The value of the commodity-linked notes a Fund buys may fluctuate significantly because the values of the underlying investments to which they are linked are themselves extremely volatile. Additionally, the particular terms of a commodity-linked note may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. This would have the effect of increasing the volatility of the value of these commodity-linked notes as they may increase or decrease in value more quickly than the underlying commodity, commodity index or other economic variable. Therefore, at the maturity of the note, a Fund may receive more or less principal than it originally invested and may receive interest payments on the note that are more or less than the stated coupon interest payments.

Commodity-Linked Securities — Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equities will not necessarily reflect changes in the price of commodities. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In fact, commodity-related equities may actually have a higher correlation to movement in equities than the commodity market.

Convertible Securities and Preferred Stocks — Convertible securities are bonds, debentures, notes, preferred stock or other securities that may be converted into or exercised for a prescribed amount of common stock at a specified time and price. Convertible securities provide an opportunity for equity participation, with the potential for a higher dividend or interest yield and lower price volatility compared to common stock. Convertible securities typically pay a lower interest rate than nonconvertible bonds of the same quality and maturity because of the conversion feature. The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature. Convertible securities may also be rated below investment grade (junk bonds) or are not rated and are subject to credit risk and prepayment risk, which are discussed below.

Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate dividend. Due to their fixed income features, preferred stocks provide higher income potential than issuers’ common stocks, but are typically more sensitive to interest rate changes than an underlying common stock. Preferred stocks are also subject to equity market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s investment. The rights of preferred stocks on the distribution of a corporation’s assets in the event of a liquidation are generally subordinate to the rights associated with a corporation’s debt securities. Preferred stock may also be subject to prepayment risk, which is discussed below.

Corporate Fixed Income Securities — Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Credit — Certain Funds are subject to credit risk, which means they are subject to the risk that a decline in the credit quality of an investment could cause the Funds to lose money. Although the Funds, except the Enhanced LIBOR Opportunities and High Yield Bond Funds, primarily invest in investment grade securities, the Funds could lose money if the issuer or guarantor of a portfolio security or a counterparty to a derivative contract fails to make timely payment or otherwise honor its obligations. Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are more volatile than investment grade securities. Below investment grade securities involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of below investment grade securities may be more susceptible than other issuers to economic downturns. Such securities are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit-Linked Notes — Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event. The Fund’s investments in credit-linked notes are indirectly subject to the risks associated with derivative instruments, which are described below, and may be illiquid.

Currency — Taking active positions in currencies involves different techniques and risk analyses than the purchase of securities or other investments. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Funds if they are unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure, as well as incurring transaction costs. Passive investment in currencies may, to a lesser extent, also subject the Funds to these same risks. The value of the Funds’ investments may fluctuate in response to broader macroeconomic risks than if those Funds invested only in equity securities.

Derivatives — Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts, credit-linked notes and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Funds and of the derivative instruments relating to those securities may not be proportionate. There may not be a liquid market for the Funds to sell a derivative instrument, which could result in difficulty in closing the position. Moreover, certain derivative instruments can magnify the extent of losses incurred due to changes in the market value of the securities to which they relate. Some derivative instruments are subject to counterparty risk. A default by the counterparty on its payments to the Funds will cause the value of your investment in the Funds to decrease. The Funds’ use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately larger impact on the Funds. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the Funds to realize higher amounts of short-term capital gain. These risks could cause the Funds to lose more than the principal amount invested.

Depositary Receipts — Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts, including ADRs, are subject to many of the risks associated with investing directly in foreign securities, which are further described below.

Equity Market — Since certain Funds may purchase equity securities, they are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Exchange-Traded Products (ETPs) — The risks of owning interests of an ETP, such as an exchange-traded fund (ETF), exchange-traded note (ETN) or exchange-traded commodity pool, generally reflect the same risks as owning the underlying securities or other instruments that the ETP is designed to track. The shares of certain ETPs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the net asset value of an ETP’s shares). For example, supply and demand for shares of an ETF or market disruptions may cause the market price of the ETF to deviate from the value of the ETF’s investments, which may be emphasized in less liquid markets. The value of an ETN may also differ from the valuation of its reference market or instrument due to changes in the issuer’s credit rating. By investing in an ETP, a Fund indirectly bears the proportionate share of any fees and expenses of the ETP in addition to the fees and expenses that the Fund and its shareholders directly bear in connection with the Fund’s operations. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs and may subject the ETPs to greater volatility than investments in traditional securities.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When a Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Generally, ETNs are structured as senior, unsecured notes in which an issuer, such as a bank, agrees to pay a return based on the target commodity index less any fees. ETNs allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold an ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced commodity. The value of an ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general, including the risk that a counterparty will fail to make payments when due or default.

Extension — Investements in fixed income securities are subject to extension risk. Generally, rising interest rates tend to extend the duration of fixed income securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund may exhibit additional volatility.

Fixed Income Market — The prices of the Funds’ fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Funds’ fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Foreign Investment/Emerging Markets — Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Funds’ investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Funds’ investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Foreign Sovereign Debt Securities — The risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Forward Contracts — A forward contract, also called a “forward,” involves a negotiated obligation to purchase or sell a specific security or currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are not traded on exchanges; rather, a bank or dealer will act as agent or as principal in order to make or take future delivery of a specified lot of a particular security or currency for the Fund’s account. Risks associated with forwards include: (i) there may be an imperfect correlation between the movement in prices of forward contracts and the securities underlying them; (ii) there may not be a liquid market for forwards; and (iii) forwards may be difficult to accurately value. Because forwards require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Forwards are also subject to credit risk, liquidity risk and leverage risk, each of which is further described elsewhere in this section.

Futures Contracts — Futures contracts, or “futures,” provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price (with or without delivery required). The risks of futures include: (i) leverage risk; (ii) correlation or tracking risk; and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Funds may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute or which futures are intended to hedge. Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend in part on the degree of correlation between price movements in the futures and price movements in underlying securities. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Funds may be unable to close out their futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of SIMC and the Sub-Advisers to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Inflation Protected Securities — The value of investments in inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increases when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and, consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the U.S. Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

Interest Rate — Interest rate risk is the risk that the Funds’ yields will decline due to falling interest rates. A rise in interest rates typically causes a fall in values of fixed income securities, including U.S. Government Securities, in which the Funds invest, while a fall in interest rates typically causes a rise in values of such securities. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. When interest rates reach extremely low levels, there is an increased risk that they will reverse and begin to increase, which may decrease the values of the Fund’s fixed income securities.

Investment Company — Certain Funds may purchase shares of investment companies, such as open-end funds, ETFs and closed-end funds. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of their underlying investments. In addition, a lack of liquidity in an ETF or closed-end fund could result in its value being more volatile than the underlying portfolio of securities.

Investment in the Subsidiary — The Multi-Asset Real Return Fund may invest in its own Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. The Subsidiary, however, is not registered under the 1940 Act and, unless otherwise noted in this prospectus, will not be subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Real Return Fund, as an investor in its Subsidiary, will not have all of the protections offered to investors in registered investment companies. The Fund, however, wholly owns and controls its Subsidiary, and the Fund and the Subsidiary are managed by SIMC, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund. While the Subsidiary has its own board of directors that is responsible for overseeing the operations of the Subsidiary, the Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to investors other than the Fund.

Changes in the laws of the United States and/or the Cayman Islands or governmental interpretation of such laws, under which the Fund and the Subsidiary are organized, could result in the inability of the Fund and/or its Subsidiary to operate as intended and could negatively affect the Fund and its shareholders. For example, Cayman Islands law does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands governmental authority taxes, Fund shareholders would likely suffer decreased investment returns.

Investment Style — Investment style risk is the risk that a Fund’s investment in certain securities in a particular market segment pursuant to its particular investment strategy may underperform other market segments or the market as whole.

Leverage — Certain Fund transactions, such as derivatives or reverse repurchase agreements, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Market — Marjet risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole.

Mortgage-Backed Securities — Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Funds’ mortgage-backed securities and, therefore, to assess the volatility risk of the Funds.

The privately issued mortgage-backed securities in which the Funds invest are not issued or guaranteed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. However, the timely payment of principal and interest normally is supported, at least partially, by various credit enhancements. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Funds and affect their share price.

Municipal Securities — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value.

Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of a Fund’s holdings. As a result, a Fund will be more susceptible to factors which adversely affect issuers of municipal obligations than a mutual fund which does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by a Fund. Any changes in the financial condition of municipal issuers also may adversely affect the value of a Fund’s securities.

Non-Diversification — The Multi-Asset Real Return Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

Opportunity — A Fund may miss out on an investment opportunity because the assets necessary to take advantage of that opportunity are tied up in other investments.

Options — An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price at any time during the option period. Unlike a futures contract, an option grants a right (not an obligation) to buy or sell a financial instrument. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The securities necessary to satisfy the exercise of the call option may be unavailable for purchase except at much higher prices. Purchasing securities to satisfy the exercise of the call option can itself cause the price of the securities to rise further, sometimes by a significant amount, thereby exacerbating the loss. The buyer of a call option assumes the risk of losing its entire premium invested in the call option. The seller (writer) of a put option that is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing his entire premium invested in the put option.

Portfolio Turnover — Due to its investment strategy, such a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Prepayment — The Funds’ investments in fixed income securities are subject to prepayment risk. With declining interest rates, fixed income securities with stated interest rates may have their principal paid earlier than expected. This may result in the Fund having to reinvest that money at lower prevailing interest rates, which can reduce the returns of the Fund.

Real Estate Industry — Investments in the securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include declines in the value of real estate, risks related to general and local economic conditions, possible lack of availability of mortgage funds, lack of ability to access the creditor capital markets, overbuilding, extended vacancies of properties, defaults by borrowers or tenants (particularly during an economic downturn), increasing competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from clean-ups of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in market and sub-market values and the appeal of properties to tenants, and changes in interest rates. In addition to these risks, REITs and real estate operating companies (REOCs) are dependent on specialized management skills, and some REITs and REOCs may have investments in relatively few properties in a small geographic area or in a single type of property. These factors may increase the volatility of the Fund’s investments in REITs or REOCs. Risk associated with investment in REITs is further discussed below.

REITs — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through a Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also indirectly bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended (1940 Act).

Securities Lending — Certain Funds may lend their securities to certain financial institutions in an attempt to earn additional income. Such Funds may lend their portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund that lends its securities may pay lending fees to a party arranging the loan.

Short Sales — Short sales are transactions in which the Funds sell a security they do not own. To complete a short sale, the Funds must borrow the security to deliver to the buyer. The Funds are then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Funds, and the Funds will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Funds replace the borrowed security. Certain Funds’ investment strategies of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Funds’ portfolio securities. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations. Pursuant to its particular investment strategy, a Sub-Adviser may have a net short exposure in the portfolio of assets allocated to the Sub-Adviser.

Small and Medium Capitalization Issuers — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Social Investment Criteria — The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria. As a result, the Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities, or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

Swap Agreements — Swaps are agreements whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. Interest rate swaps involve one party agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively).

Total return swaps are contracts that obligate a party to pay or receive interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.

A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset it is attempting to replicate.

Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above.

Tracking Error — The Large Cap Index Fund attempts to track the performance of a benchmark index. Factors such as cash flows, Fund expenses, imperfect correlation between the Fund’s investments and those of their benchmarks, rounding of share prices, changes to the benchmark and regulatory policies may affect the Fund’s ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is a composite of the prices of the securities it represents, rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as brokerage, custody, management fees and other operational costs, may not achieve their investment objectives of accurately correlating to an index. The Fund is subject to the risk that the performance of the Fund may deviate from the Russell 1000 Index. The Sub-Adviser purchases only a representative portion of the securities in the Russell 1000 Index and therefore, the performance of the Fund’s portfolio of securities may not match that of the Russell 1000 Index. Depending on the Sub-Adviser’s approach and the size of the Fund, the representative sample of securities in the Russell 1000 Index that are actually held by the Fund may vary from time to time. In addition, the Fund is subject to the risk that their investment approach, which attempts to replicate the performance of the Russell 1000 Index, may perform differently than other mutual funds that focus on particular equity market segments or invest in other asset classes.

Tax — The Multi-Asset Real Return Fund may gain most of its exposure to the commodities markets through its investment in its own Subsidiary, which invests directly in commodities and in equity-linked securities and commodity-linked derivative instruments, including options, futures contracts, swaps, options on futures contracts and commodity-linked structured notes. In order for a Fund to qualify as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code), the Fund must derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the SAI. To the extent the Fund invests in commodity-linked derivative instruments directly, the Fund will seek to restrict its income from such instruments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income).

The Multi-Asset Real Return Fund has secured an opinion of counsel, based on customary representations, concluding that the income generated from the Fund’s investment in its Subsidiary, which invests in commodity-linked derivatives, should be “qualifying income” for RIC qualification purposes, to the extent distributions are made to the Fund by the Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiary, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. If, however, the IRS does not provide prospective relief and/or transition periods for any public guidance it may issue, there is a risk that the IRS could assert that the income of the Subsidiary imputed for income tax purposes to the Multi-Asset Real Return Fund will not be considered “qualifying income” for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Also, if the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Fund from controlled foreign corporations such as the Subsidiary, the Fund would likely need to significantly change their investment strategies, which could adversely affect the Fund.

U.S. Government Securities — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

GLOBAL ASSET ALLOCATION

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SIMC constructs and maintains global asset allocation strategies (Strategies) for certain clients, and the Funds are designed in part to implement those Strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by these Funds varies, as does the investment risk/return potential represented by each Fund. Some Funds, especially the High Yield Bond and Multi-Asset Real Return Funds may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a Strategy may reduce the Strategy’s overall level of volatility.

In managing the Funds, except the Large Cap Index Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers and continuous portfolio management. Asset allocation across appropriate asset classes (represented by some of the Funds) is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. SIMC constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Within the Strategies, SIMC periodically adjusts the target allocations among the Funds to ensure that the appropriate mix of assets is in place. SIMC also may create new Strategies that reflect significant changes in allocation among the Funds. Since a large portion of the assets in the Funds may be comprised of investors in Strategies controlled or influenced by SIMC, this reallocation activity could result in significant purchase or redemption activity in the Funds. While reallocations are intended to benefit investors that invest in the Funds through the Strategies, they could in certain cases have a detrimental effect on Funds that are being materially reallocated, including by increasing portfolio turnover (and related transactions costs), disrupting portfolio management strategy and causing a Fund to incur taxable gains. SIMC seeks to manage the impact to the Funds resulting from reallocations in the Strategies.

MORE INFORMATION ABOUT THE FUNDS’ BENCHMARK INDICES

The following information describes the various indices referred to in the Performance Information sections of this Prospectus.

The Barclays Capital 1-5 Year U.S. TIPS Index represents an unmanaged market index composed of all U.S. Treasury inflation-linked indexed securities with maturities of 1 to 5 years.

The BofA Merrill Lynch U.S. High Yield Constrained Index tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, including securities issued in accordance with Rule 144A of the Securities Act of 1933. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. The Merrill Lynch U.S. High Yield Master II Constrained Index is priced daily and revisions are effected monthly.

The MSCI All Country World Ex-U.S. Index is an unmanaged capitalization-weighted index composed of companies representative of both developed and emerging markets, excluding the U.S.

The Russell 1000 Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 1,000 largest U.S. companies.

The Funds are not the source of or owner of the trademarks, service marks and copyrights related to any of the indices described above.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC, in addition to the Sub-Advisers and portfolio managers listed below, acts as adviser and portfolio manager for a portion of the High Yield Bond Fund’s assets, and as the adviser and portfolio manager of the Real Return Fund’s assets.

HIGH YIELD BOND FUND:

SIMC may serve as the adviser to a portion of the assets of the High Yield Bond Fund. David S. Aniloff, CFA, may, to a limited extent, directly manage a portion of the assets in the High Yield Bond Fund in a manner that SIMC believes will help the High Yield Bond Fund achieve its investment goals. Mr. Aniloff joined SIMC in 2000 and currently serves as a senior portfolio manager on the Global High Yield Team. Mr. Aniloff was also a key developer of SIMC’s structured credit solutions and currently serves as co-portfolio manager with responsibility for security selection and portfolio construction. In addition, Mr. Aniloff has been integral in the development and implementation of SIMC’s proprietary structured credit monitoring technology. Mr. Aniloff also provides expertise and support for SIMC’s suite of Global High Yield Funds, inclusive of manager evaluation and selection as well as risk management. Mr. Aniloff has held his current position with SIMC for more than 5 years.

REAL RETURN FUND:

SIMC serves as the investment adviser to the Real Return Fund. Sean Simko may manage the assets in the Fund in a manner that he believes will help the Fund achieve its investment goals. Mr. Simko has served as Vice President, Portfolio Manager and Managing Director of the SEI Fixed Income Portfolio Management Team for SIMC since 2005. Mr. Simko is responsible for the oversight of the SEI Fixed Income Portfolio Management Team’s overall investment process and management of daily trading. Prior to joining SEI, he was Vice President and Portfolio Manager for Weiss, Peck & Greer Investments and was responsible for managing approximately $7 billion in assets through various strategies, including short duration, TIPS, structured products, futures and currencies. Mr. Simko earned a Master of Business Administration from Pennsylvania State University and a Bachelor of Science degree in Business Management from Slippery Rock University and is a ChFC charterholder.

In addition to serving as adviser to the High Yield Bond and Real Return Funds, SIMC acts as the manager of managers of the Funds and is responsible for the investment performance of the Funds since it allocates each Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds’ investment policies and guidelines and monitors each Sub-Adviser’s adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers, establishes policies that they must follow in their management activities and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (as described below).

SIMC, a Securities and Exchange Commission (SEC) registered investment adviser located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Funds. SIMC continuously reviews, supervises and administers each Fund’s investment program. As of [June 30, 2013], SIMC had approximately $XX billion in assets under management. For the fiscal year or period ended [May 31, 2013], SIMC received investment advisory fees, as a percentage of each Fund’s average daily net assets, at the following annual rates:

	Investment Advisory Fees		Investment Advisory Fees After Fee Waivers
Large Cap Fund	XX	%	XX	%
Large Cap Diversified Alpha Fund	XX	%	XX	%
Large Cap Index Fund	XX	%	XX	%
World Equity Ex-US Fund	XX	%	XX	%
Screened World Equity Ex-US Fund	XX	%	XX	%
High Yield Bond Fund	XX	%	XX	%
Real Return Fund	XX	%	XX	%
Multi-Asset Real Return Fund	XX	%**	XX	%**

** The Multi-Asset Real Return Fund commenced operations on July 29, 2011.

[A discussion regarding the basis for the Board of Trustees’ approval of the Funds’ investment advisory and sub-advisory agreements is available in the Funds’ semi-annual report, which covers the period of June 1, 2012 to November 30, 2102, and the Funds’ annual report, which covers the period June 1, 2012 through May 31, 2013.]

SIMC has registered with the National Futures Association as a “commodity pool operator” under the Commodities Exchange Act (CEA) with respect to the Funds and with respect to certain other products not included in this Prospectus.

Information About Fee Waivers

The Funds’ actual total annual fund operating expenses for the most recent fiscal year were less than the amounts shown in the Annual Fund Operating Expenses tables in the Fund Summary sections because the Funds’ adviser and/or the Funds’ administrator voluntarily waived a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, Trustees fees and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers of the Funds’ adviser and Funds’ administrator are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (AFFE). In addition, some Funds may participate in a commission recapture program where the Funds’ trades may be executed through the Funds’ distributor, and a portion of the commissions paid on those trades are then used to pay the Funds’ expenses. The Funds’ adviser and the Funds’ administrator may discontinue all or part of these waivers at any time. With these fee waivers, the Funds’ actual total annual fund operating expenses for the most recent fiscal year [(ended May 31, 2013)] were as follows:

Fund Name — Class A Shares	Total Annual Fund Operating Expenses (before fee waivers)		Total Annual Fund Operating Expenses (after fee waivers)		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, if applicable)*		Total Annual Fund Operating Expenses (after fee waivers, excluding AFFE, Short Sale Expenses, and Reverse Repurchase Expenses and after commission recapture, if applicable)*
Large Cap Fund	XX	%	XX	%	XX	%	XX	%
Large Cap Diversified Alpha Fund	XX	%	XX	%	XX	%	XX	%
Large Cap Index Fund	XX	%	XX	%	XX	%	XX	%
World Equity Ex-US Fund	XX	%	XX	%	XX	%	XX	%
Screened World Equity Ex-US Fund	XX	%	XX	%	XX	%	XX	%
High Yield Bond Fund	XX	%	XX	%	XX	%	XX	%
Real Return Fund	XX	%	XX	%	XX	%	XX	%
Multi-Asset Real Return Fund	XX	%	XX	%	XX	%	XX	%

* AFFE reflect the estimated amount of fees and expenses that were incurred indirectly by the Funds through their investments in other investment companies during the most recent fiscal year.

Management of the Multi-Asset Real Return Fund’s Subsidiary

The Multi-Asset Real Return Fund invests in a Subsidiary. The Subsidiary is expected to enter into a separate advisory agreement with SIMC for the management of the Subsidiary’s portfolio. The Subsidiary is not expected to pay a separate management fee to SIMC for these services. The services SIMC will provide to the Subsidiary and the terms of the advisory agreement between SIMC and the Subsidiary are expected to be similar to those of the Fund and SIMC.

Similar to the Fund, the Subsidiary may use a multi-manager approach under the general supervision of SIMC whereby the Subsidiary allocates its assets among multiple sub-advisers with differing philosophies and investment strategies. Each sub-adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC will oversee the Subsidiary’s sub-advisers to ensure compliance with each Subsidiary’s investment policies and guidelines, and will monitor each sub-adviser’s adherence to its investment style. The Board of the Subsidiary will supervise SIMC and the sub-advisers; establish policies that they must follow in their management activities; and oversee the hiring and termination of the sub-advisers recommended by SIMC.

SIMC is expected to pay the Subsidiary’s sub-advisers out of the investment advisory fees it receives from the Fund. The Subsidiary (or the Fund on behalf of the Subsidiary) is expected to enter into contracts for the provision of custody, transfer agency, administrative and audit services with the same, or with affiliates of the same, service providers that provide those services to the Funds. It is expected that the Funds will bear the fees and expenses incurred in connection with such services.

Sub-Advisers and Portfolio Managers

LARGE CAP FUND:

[To be updated]

LARGE CAP DIVERSIFIED ALPHA FUND:

[To be updated]

LARGE CAP INDEX FUND:

[To be updated]

WORLD EQUITY EX-US FUND:

[To be updated]

SCREENED WORLD EQUITY EX-US FUND:

[To be updated]

HIGH YIELD BOND FUND:

[To be updated]

REAL RETURN FUND:

[To be updated]

MULTI-ASSET REAL RETURN FUND:

[To be updated]

The Funds’ Statement of Additional Information (SAI) provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership, if any, of securities in the Funds.

PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called “redeem”) Class A shares of the Funds.

The Funds offer Class A Shares only to Eligible Investors that have signed an Investment Management Agreement with SIMC. Eligible Investors of the Funds are principally institutions, including defined benefit plans, defined contribution plans, healthcare defined benefit plans and board-designated funds, insurance operating funds, foundations, endowments, public plans and Taft-Hartley plans, that have entered into an Investment Management Agreement with SIMC (collectively, Eligible Investors). More information about Eligible Investors is in this section and in the “Minimum Purchases” section of this prospectus.

Under each Investment Management Agreement, SIMC will consult with the Eligible Investor to define its investment objectives, desired returns and tolerance for risk and to develop a plan for the allocation of its assets. Each Investment Management Agreement sets forth the fee to be paid to SIMC by the Eligible Investor, which is ordinarily expressed as a percentage of the Eligible Investor’s assets managed by SIMC. This fee, which is negotiated by the Eligible Investor and SIMC, may include a performance-based fee or a fixed-dollar fee for certain specified services.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

HOW TO PURCHASE FUND SHARES

Fund shares may be purchased on any Business Day.

Eligible Investors (as defined above) may purchase or sell shares by placing orders with the Transfer Agent or the Funds’ authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed. However, in certain circumstances, the Funds, at their discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds’ procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interests of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in a Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in a Fund in any twelve-month period). For more information regarding the Funds’ policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

Each Fund calculates its net asset value per share (NAV) once each Business Day at the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). For you to receive the current Business Day’s NAV, generally a Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase or sell Fund shares through certain financial institutions, you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request, if transmitted to the Funds in accordance with the Funds’ procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow procedures of your financial institution or intermediary for transacting with the Funds. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, the Funds will value the securities using a bid price from at least one independent broker. If such prices are not readily available or cannot be valued using the methodologies described above, the Funds will value the security using the Funds’ Fair Value Procedures, as described below.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, approval may be obtained at the next regularly scheduled meeting of the Board of Trustees.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through the Committee designated by the Funds’ Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: (i) the security’s trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or (iv) the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the facts giving rise to the need to fair value, (ii) the last trade price, (iii) the performance of the market or the issuer’s industry, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called. In addition, the Funds’ administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the Funds’ administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The World Equity Ex-US and Screened World Equity Ex-US Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the World Equity Ex-US and Screened World Equity Ex-US Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” that is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the World Equity Ex-US and Screened World Equity Ex-US Funds shall value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Minimum Purchases

To purchase shares for the first time, Eligible Investors must invest at least $100,000 in the Funds, with minimum subsequent investments of $1,000, which may be waived at the discretion of SIMC. A Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing a Fund to incur unwanted taxable gains and forcing a Fund to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i. if the shareholder conducts four or more “round trips” in a Fund in any twelve-month period. A round trip involves the purchase of shares of a Fund and the subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii. if a Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds’ policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds’ policies, the Funds may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control and any other information available to the Funds.

The Funds’ monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds’ monitoring techniques. Operational or technical limitations may also limit the Funds’ ability to identify short-term trading activity.

The Funds and/or their service providers have entered into agreements with financial intermediaries that require them to provide the Funds and/or their service providers with certain shareholder transaction information to enable the Funds and/or their service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries. The Funds may also delegate trade monitoring to the financial intermediaries. If excessive trading is identified in an omnibus account, the Funds will work with the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Funds.

Certain of the Funds are sold to participant-directed employee benefit plans. The Funds’ ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification are part of the Funds’ overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

HOW TO SELL YOUR FUND SHARES

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds’ authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds’ procedures and applicable law.

Receiving Your Money

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days to make payment. You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds’ remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about such suspension can be found in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo. or the Distributor) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds’ shares.

The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds’ SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Five calendar days after each month end, a list of all portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the information disclosed on the Portfolio Holdings Website and the Funds’ policies and procedures on the disclosure of portfolio holdings information is available in the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their investment income periodically as a dividend to shareholders. It is the policy of the World Equity Ex-US and Screened World Equity Ex-US Funds to pay dividends periodically (at least once annually); the High Yield Bond Fund to pay dividends monthly; and the Large Cap, Large Cap Diversified Alpha, Large Cap Index, Real Return and Multi-Asset Real Return Funds to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually. You will receive dividends and distributions in the form of cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Dividend distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates. Certain dividend distributions may qualify for the reduced tax rates on qualified dividend income. Qualified dividend income is, in general, dividends from domestic corporations and from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. The High Yield Bond and Real Return Funds are each expected to make primarily ordinary income distributions that will not be treated as qualified dividend income. Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale.

Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

In order for a Fund to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, a Fund must derive at least 90 percent of its gross income each taxable year from qualifying income (as described in more detail in the SAI). The status of certain commodity-linked derivative instruments as qualifying income has been addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31, which provide that income from certain commodity-linked derivative instruments that certain Funds may invest in, may not be considered qualifying income. Each Fund will attempt to restrict its income from commodity-linked derivative instruments that it believes do not generate qualifying income, to a maximum of 10 percent of its gross income (when combined with its other investments that produce non-qualifying income). However, there is no guarantee that a Fund will be successful in this regard. If a Fund fails to qualify as a RIC, it would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the SAI for a more detailed discussion, including the availability of relief for certain de minimis failures by the Fund to qualify as a RIC.

The Multi-Asset Real Return Fund may gain exposure to the commodities markets through its investment in its Subsidiary, which invests in commodity investments and derivative instruments. To the extent the Fund invests in such instruments directly, it will seek to restrict its income from commodity-linked derivative instruments that do not generate qualifying income, such as commodity-linked swaps, to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under Subchapter M of the Code. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

The Multi-Asset Real Return Fund has secured an opinion of counsel, based on customary representations, concluding that the income generated from their investment in its Subsidiary, which invests in commodity-linked derivatives, should be “qualifying income” for RIC qualification purposes, to the extent distributions are made to the Fund by the Subsidiary.

In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the

Subsidiary, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. If, however, the IRS does not provide prospective relief and/or transition periods for any public guidance it may issue, there is a risk that the IRS could assert that the income of the Subsidiary imputed for income tax purposes to the Multi-Asset Real Return Fund will not be considered “qualifying income” for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Also, if the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Fund from controlled foreign corporations such as the Subsidiary, the Fund would likely need to significantly change their investment strategies, which could adversely affect the Fund.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on any dividends and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your retirement plan.

Income received by the World Equity Ex-US and Screened World Equity Ex-US Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. Although in some countries a portion of these withholding taxes is recoverable, the non-recovered portion will reduce the income received from the securities in these Funds. In addition, these Funds may be able to pass along a tax credit for foreign income taxes that they pay. The Funds may elect to pass through to you your pro rata share of foreign income taxes paid by each Fund. The Funds will notify you if they make such election and provide you with the information necessary to reflect foreign taxes paid on your income tax return if they make this election.

Non-U.S. investors in the Funds may be subject to U.S. withholding tax and are encouraged to consult their tax advisor prior to investing the Funds.

The Funds’ SAI contains more information about taxes.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class A Shares of the Large Cap, Large Cap Diversified Alpha, Large Cap Index, World Equity Ex-US, Screened World Equity Ex-US, High Yield Bond, Real Return and Multi-Asset Real Return Funds. This information is intended to help you understand each Fund’s financial performance for the past five years, or, if shorter, the period of the Fund’s operations. Some of this information reflects financial information for a single Fund share. The total returns in the tables represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from each Fund’s financial statements, which have been audited by [       ], an independent registered public accounting firm. Its report, along with each Fund’s financial statements, appears in the annual report. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

SEI INSTITUTIONAL INVESTMENTS TRUST — FOR THE YEARS OR PERIODS ENDED MAY 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gains (Losses) on Securities(1)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Including Waivers)		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly and Waivers)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate†
Large Cap Fund
CLASS A
2013	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	XX %	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2012	18.40	0.25	(0.61)	(0.36)	(0.24)	(0.73)	(0.97)	17.07	(1.69)	1,774,178	0.26	(2)	0.26	(2)	0.47	(2)	1.47		83
2011	14.84	0.22	3.56	3.78	(0.22)	—	(0.22)	18.40	25.70	1,616,607	0.26		0.26		0.47		1.35		85
2010	12.55	0.23	2.28	2.51	(0.22)	—	(0.22)	14.84	20.05	1,230,382	0.26		0.26		0.47		1.56		72
2009	18.75	0.28	(6.22)	(5.94)	(0.26)	—	(0.26)	12.55	(31.73)	526,421	0.25		0.26		0.48		2.16		81

Large Cap Diversified Alpha Fund

CLASS A

2013	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	XX %	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2012	9.53	0.13	(0.16)	(0.03)	(0.09)	—	(0.09)	9.41	(0.24)	320,907	0.31		0.31		0.47		1.40		101
2011	7.69	0.11	1.88	1.99	(0.15)	—	(0.15)	9.53	26.09	364,180	0.31		0.31		0.47		1.30		143
2010	6.35	0.09	1.34	1.43	(0.09)	—	(0.09)	7.69	22.61	352,500	0.31		0.31		0.47		1.26		95
2009	10.23	0.10	(3.91)	(3.81)	(0.07)**	—	(0.07)	6.35	(37.33)	331,002	0.48	*	0.48	*	0.64		1.41		132

Large Cap Index Fund

CLASS A

2013	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	XX %	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2012	117.49	2.26	(3.78)	(1.52)	(2.12)	—	(2.12)	113.85	(1.24)	1,255,669	0.06		0.06		0.24		2.01		12
2011	94.53	2.01	22.98	24.99	(2.03)	—	(2.03)	117.49	26.77	770,135	0.06		0.06		0.24		1.91		17
2010	78.92	2.01	15.53	17.54	(1.93)	—	(1.93)	94.53	22.34	509,120	0.06		0.06		0.24		2.17		11
2009	121.02	2.13	(41.96)	(39.83)	(2.13)	(0.14)	(2.27)	78.92	(32.99)	353,892	0.06		0.06		0.25		2.56		18

World Equity Ex-US Fund

CLASS A

2013	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	XX %	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2012	11.71	0.23	(2.50)	(2.27)	(0.20)	—	(0.20)	9.24	(19.36)	4,623,934	0.45		0.45%		0.63		2.28		56
2011	9.09	0.23	2.59	2.82	(0.20)	—	(0.20)	11.71	31.12	5,129,089	0.45		0.45		0.64		2.12		85
2010	8.39	0.20	0.72	0.92	(0.22)	—	(0.22)	9.09	10.74	3,712,614	0.45		0.45		0.65		2.10		149
2009	14.56	0.26	(6.43)	(6.17)	—	—	—	8.39	(42.38)	2,721,757	0.45	(12)	0.45	(12)	0.66	(12)	3.03		171

Screened World Equity Ex-US Fund

CLASS A

2013	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	$ XX	XX %	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2012	9.01	0.13	(1.97)	(1.84)	(0.15)	—	(0.15)	7.02	(20.39)	48,756	0.74		0.74		0.93		1.63		76
2011	7.04	0.12	1.98	2.10	(0.13)	—	(0.13)	9.01	29.93	54,844	0.77		0.77		1.06		1.42		89
2010	6.42	0.13	0.58	0.71	(0.09)	—	(0.09)	7.04	11.00	68,743	0.80		0.80		1.06		1.69		161
2009(6)	10.00	0.14	(3.66)	(3.52)	(0.06)	—	(0.06)	6.42	(35.12)	52,107	0.80		0.80		1.10		2.38		101

High Yield Bond Fund

CLASS A

2013	$ XX	$ XX	$ XX	$ XX		$ XX	$ XX	$ XX	$ XX	XX	%	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2012	9.58	0.74	(0.29)	0.45		(0.72)	(0.01)	(0.73)	9.30	5.09		1,914,780	0.35	(9)	0.35	(9)	0.56	(9)	7.97		50
2011	8.74	0.79	0.81	1.60		(0.76)	(0.00)#	(0.76)	9.58	19.06		1,939,023	0.35		0.35		0.56		8.48		90
2010	7.00	0.84	1.72	2.56		(0.80)	(0.02)	(0.82)	8.74	37.60		1,634,608	0.35		0.35		0.56		10.03		110
2009	9.17	0.80	(2.14)	(1.34)		(0.77)	(0.06)	(0.83)	7.00	(13.79)		1,239,271	0.35		0.35		0.56		11.34		79

Real Return Fund

CLASS A

2013	$ XX	$ XX	$ XX	$ XX		$ XX	$ XX	$ XX	$ XX	XX	%	$ XX	XX	%	XX	%	XX	%	XX	%	XX	%
2012	10.67	0.29	(0.07)	0.22		(0.35)	(0.25)	(0.60)	10.29	2.15		281,861	0.20		0.20		0.28		2.75		96
2011	10.41	0.31	0.37	0.68		(0.21)	(0.21)	(0.42)	10.67	6.65		369,232	0.20		0.20		0.28		2.90		69
2010	10.11	0.33	0.24	0.57		(0.27)	—	(0.27)	10.41	5.70		326,758	0.29		0.29		0.55		3.18		205
2009	10.99	0.21	(0.27)	(0.06)	(0.82	)(5)	—	(0.82)	10.11	(0.17)		260,477	0.36		0.36		0.78		2.01		148

Multi-Asset Real Return Fund

CLASS A

2013	$	XX	$	XX	$	XX	$	XX	$	XX	XX	XX	$	XX	$	XX	XX	%	$	XX	XX	%	XX	%	XX	%	XX	%	XX	%
2012		10.00		0.10		(0.84)		(0.74)		(0.01)		—		(0.01)		9.25	(7.37)			140,063	0.41	(4)	0.41	(4)	0.66	(4)	1.23		58

[Footnotes to be updated.]

* The expense ratio includes dividend and interest expenses on short sales. Had these expenses been excluded, the ratios would have been 0.31% and 0.32% for the years ended May 31, 2009 and 2008, respectively.

** Includes a return of capital of $0.05 per share.

*** Includes a return of capital of $0.10 per share.

† Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

# Amount represents less than $0.01.

(1) Per share net investment income (loss) and net realized and unrealized gains (losses) calculated using average shares.

(2) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.26%, 0.26% and 0.47%, respectively.

(3) Commenced operations on December 30, 2008. All ratios for the period have been annualized.

(4) Includes a return capital of $0.04 per share.

(5) Includes a return of capital of $0.06 per share.

(6) Commenced operations on June 30, 2008. All ratios for the period have been annualized.

(7) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.18%, 0.18% and 0.47%, respectively.

(8) Commenced operations on April 10, 2012. All ratios for the period have been annualized.

(9) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.35%, 0.35% and 0.56%, respectively.

(10) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.40% and 0.61%, respectively.

(11) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.61%, respectively.

(12) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.45%, 0.45% and 0.66%, respectively.

(13) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.14%, 0.14% and 0.36%, respectively.

(14) The expense ratio includes interest expense. Had this expense been excluded, the ratios would have been 0.20%, 0.20% and 0.37%, respectively.

(15) Commenced operations on July 30, 2010. All ratios for the period have been annualized.

(16) Commenced operations on February 28, 2011. All ratios for the period have been annualized.

(17) Commenced operations on July 29, 2011. All ratios for the period have been annualized.

(18) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios would have been 0.39%, 0.39% and 0.64%, respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated [September 30, 2013], includes more detailed information about SEI Institutional Investments Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Large Cap, Large Cap Diversified Alpha, Large Cap Index, World Equity Ex-US, Screened World Equity Ex-US, High Yield Bond, Real Return and Multi-Asset Real Return Funds’ holdings and contain information from the Funds’ managers about Fund strategies and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By	Call 1-800-DIAL-SEI
Telephone:

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:

The Trust makes available its SAI and annual and semi-annual reports, free of charge, on or through the Fund’s Web site at www.seic.com/funds. You can also obtain the SAI, Annual or Semi-Annual Report upon request by telephone or mail.

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about SEI Institutional Investments Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following public address: publicinfo@sec.gov.

SEI Institutional Investments Trust’s Investment Company Act registration number is 811-07257.

SEI-F-XXX (X/XX)

The information in this Statement of Additional Information is not complete and may be changed.  The Trust may not sell these securities until the amendment to the registration statement filed with the Securities and Exchange Commission is effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

STATEMENT OF ADDITIONAL INFORMATION

SEI INSTITUTIONAL INVESTMENTS TRUST

Class A Shares

Large Cap Fund (SLCAX)
Large Cap Diversified Alpha Fund (SCDAX)
Large Cap Index Fund (LCIAX)
World Equity Ex-US Fund (WEUSX)
Screened World Equity Ex-US Fund (SSEAX)
High Yield Bond Fund (SGYAX)
Real Return Fund (RRPAX)
Multi-Asset Real Return Fund (SEIAX)

Adviser:

SEI Investments Management Corporation

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Sub-Advisers:

Acadian Asset Management LLC

AJO, LP

AllianceBernstein L.P.

AQR Capital Management, LLC

Ares Management LLC

Brigade Capital Management, LLC

Brown Advisory LLC

Delaware Investments Fund Advisers, a series of

Delaware Management Business Trust

EARNEST Partners LLC

Guggenheim Partners Investment Management, LLC

INTECH Investment Management LLC

Investec Asset Management US Ltd.

JO Hambro Capital Management Limited

J.P. Morgan Investment Management Inc.

LSV Asset Management

McKinley Capital Management, LLC

NFJ Investment Group LLC

SSgA Funds Management, Inc.

Thornburg Investment Management Inc

Tocqueville Asset Management LP

Waddell & Reed Investment Management Co

Wellington Management Company, LLP

WestEnd Advisors, LLC

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Investments Trust (the “Trust”) and should be read in conjunction with the Trust’s prospectus relating to Class A Shares of the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Index Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, High Yield Bond Fund, Real Return Fund, and Multi-Asset Real Return Fund (the “Prospectus”) dated [September 30, 2013]. A Prospectus may be obtained upon request and without charge by writing the Trust’s distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust’s financial statements for the fiscal year ended May 31, 2013, including notes thereto and the report of the Independent Registered Public Accounting Firm thereon, are incorporated herein by reference to the Trust’s 2013 Annual Report. A copy of the 2013 Annual Report must accompany the delivery of this Statement of Additional Information.

[September 30, 2013]

SEI-F-XXX (X/XX)

Subjection to Completion.  Preliminary Statement of Additional Information dated July 30, 2013.

TABLE OF CONTENTS

THE TRUST	S-XX

INVESTMENT OBJECTIVES AND POLICIES	S-XX

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-XX

Alternative Strategies	S-XX

American Depositary Receipts (“ADRs”)	S-XX

Asset-Backed Securities	S-XX

Collateralized Debt Obligations (“CDOs”)	S-XX

Commercial Paper	S-XX

Commodity Investments	S-XX

Construction Loans	S-XX

Credit-Linked Loans	S-XX

Demand Instruments	S-XX

Distressed Securities	S-XX

Dollar Rolls	S-XX

Equity-Linked Warrants	S-XX

Equity Securities	S-XX

Eurobonds	S-XX

Fixed Income Securities	S-XX

Foreign Securities	S-XX

Forward Foreign Currency Contracts	S-XX

Futures Contracts and Options on Futures Contracts	S-XX

High Yield Foreign Sovereign Debt Securities	S-XX

Illiquid Securities	S-XX

Interfund Lending and Borrowing Arrangements	S-XX

Investment Companies	S-XX

Investment in Subsidiary	S-XX

Loan Participations and Assignments	S-XX

Money Market Securities	S-XX

Mortgage-Backed Securities	S-XX

Mortgage Dollar Rolls	S-XX

Municipal Securities	S-XX

Non-Diversification	S-XX

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-XX

Obligations of Supranational Entities	S-XX

Options	S-XX

Pay-In-Kind Bonds	S-XX

Privitizations	S-XX

Put Transactions	S-XX

Receipts	S-XX

Real Estate Investment Trusts (“REITs”)	S-XX

Real Estate Operating Companies (“REOCs”)	S-XX

Repurchase Agreements	S-XX

Restricted Securities	S-XX

Reverse Repurchase Agreements and Sale-Buybacks	S-XX

Securities Lending	S-XX

Short Sales	S-XX

Social Investment Criteria	S-XX

Soverign Debt	S-XX

Structured Securities	S-XX

Swaps, Caps, Floors, Collars and Swaptions	S-XX

U.S. Government Securities	S-XX

Variable and Floating Rate Instruments	S-XX

When-Issued and Delayed Delivery Securities	S-XX

Yankee Obligations	S-XX

Zero Coupon Securities	S-XX

INVESTMENT LIMITATIONS	S-XX

THE ADMINISTRATOR AND TRANSFER AGENT	S-XX

THE ADIVSER AND THE SUB-ADVISERS	S-XX

DISTRIBUTION AND SHAREHOLDER SERVICING	S-XX

TRUSTEES AND OFFICERS OF THE TRUST	S-XX

PROXY VOTING POLICIES AND PROCEDURES	S-XX

PURCHASE AND REDEMPTION OF SHARES	S-XX

TAXES	S-XX

FUND PORTFOLIO TRANSACTIONS	S-XX

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-XX

DISCLOSURE OF UNAUDITED BALANCE SHEET INFORMATION	S-XX

DESCRIPTION OF SHARES	S-XX

LIMITATION OF TRUSTEES’ LIABILITY	S-XX

CODES OF ETHICS	S-XX

VOTING	S-XX

SHAREHOLDER LIABILITY	S-XX

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-XX

MASTER/FEEDER OPTION	S-XX

CUSTODIANS	S-XX

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-XX

LEGAL COUNSEL	S-XX

APPENDIX A—DESCRIPTION OF RATINGS	A-1

[September 30, 2013]

THE TRUST

SEI Institutional Investments Trust (the “Trust”) is an open-end management investment company that has diversified and non-diversified funds. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995. The Declaration of Trust permits the Trust to offer separate series (“funds”) of units of beneficial interest (“shares”) and different classes of shares. At this time shareholders may purchase only Class A shares of a fund. Each share of a fund represents an equal proportionate interest in that fund with each other share of that fund.

The management and affairs of the Trust are supervised by a Board of Trustees (each member, a “Trustee” and collectively, the “Trustees” or the “Board”) under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described in this Statement of Additional Information (“SAI”), certain companies provide essential management services to the Trust. All consideration received by the Trust for shares of any fund, and all assets of such fund, belong to that fund and would be subject to the liabilities related thereto. The Trust pays its expenses, including, among others, the fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses.

This SAI relates to the following funds: Large Cap, Large Cap Diversified Alpha, Large Cap Index, World Equity Ex-US, Screened World Equity Ex-US, High Yield Bond,  Real Return, and Multi-Asset Real Return Funds (each, a “Fund” and together, the “Funds”).

The investment adviser, SEI Investments Management Corporation (“SIMC” or the “Adviser”), and investment sub-advisers (each, a “Sub-Adviser” and together, the “Sub-Advisers”) to the Funds are referred to collectively as the “advisers.”

The Large Cap Index Funds is not promoted, sponsored or endorsed by, nor in any way affiliated with, Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Large Cap Index Fund nor any associated literature or publications, and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Frank Russell Company’s publication of the Russell Indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

INVESTMENT OBJECTIVES AND POLICIES

LARGE CAP FUND—The Large Cap Fund seeks to provide long-term growth of capital and income.

Under normal circumstances, the Large Cap Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $XX million and $XX billion as of July 31, 2013) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. These securities may include common stocks, preferred stocks warrants and exchange-traded funds (“ETFs”). The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund uses a multi-manager approach, relying on a number of Sub-Advisers with differing investment philosophies and strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC.

LARGE CAP DIVERSIFIED ALPHA FUND—The Large Cap Diversified Alpha Fund seeks to provide long-term growth of capital and income.

Under normal circumstances, the Large Cap Diversified Alpha Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large companies or in portfolio strategies designed to correlate to a portfolio composed of large capitalization equity securities. For purposes of this Fund, a large company is a company with a market capitalization in the range of companies in the Russell 1000 Index (between $XX million and $XX billion as of July 31, 2013) at the time of purchase. The market capitalization range and the composition of the Russell 1000 Index are subject to change. The Fund may also, to a lesser extent, invest in common and preferred stocks of small capitalization companies. The Fund may also invest in ETFs based on a large capitalization index.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating the assets among multiple Sub-Advisers that use different investment strategies to seek to achieve returns in excess of the performance of the Russell 1000 Index. This allocation among investment strategies aims to diversify the sources from which Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or “alpha”), thereby diversifying the relative risk of the Fund. While the Fund is expected to have an absolute return and risk profile similar to the broad U.S. large capitalization equity market, returns may be derived in part from investing up to 20% of the Fund in securities outside of the large capitalization market.

The Sub-Advisers may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Advisers sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in the Fund having a leveraged investment portfolio, which increases the potential for loss.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of large capitalization equity securities, but which are composed of futures contracts (also called “futures”) and swaps backed by other types of securities. The Fund may invest in futures and swaps either for risk management purposes or as part of its investment strategies. These portfolio strategies are included in the Fund’s principal investment strategy described above. The managers may purchase futures contracts or swaps, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform a large capitalization benchmark by purchasing futures contracts or swaps correlated to a broad large capitalization index and investing the remaining assets in other types of securities to add excess return. This portion of the Fund’s assets may be invested in a wide range of asset classes other than large capitalization equities.

The Fund may also invest in futures contracts and swaps for speculative or hedging purposes. Futures and swaps are used to synthetically obtain exposure to securities or baskets of securities. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments. Interest rate swaps are further used to manage the Fund’s yield spread sensitivity. When the Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities.

LARGE CAP INDEX FUND—The Large Cap Index Fund seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Russell 1000 Index.

The Fund invests substantially all of its assets in securities listed in the Russell 1000 Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.  The Fund generally gives the same weight to a given stock as the Russell 1000 Index does.

In seeking to replicate the performance of the Russell 1000 Index, the Fund may invest, to a lesser extent, in American depositary receipts (ADRs).  The Fund may also invest in securities of companies located in developed foreign countries and securities of small capitalization companies.  The Fund’s ability to replicate the performance of the Russell 1000 Index will depend to some extent on the size and timing of cash flows into and out of the Fund, as well as on the level of the Fund’s expenses. The Sub-Adviser selects the Fund’s securities under the general supervision of SIMC, but the Sub-Adviser makes no attempt to “manage” the Fund in the traditional sense (i.e., by using economic, market or financial analyses). Instead, the Sub-Adviser purchases a basket of securities that includes a representative sample of the companies in the Russell 1000 Index. However, the Fund’s Sub-Adviser may, but is not required to, sell an investment if the merit of the investment has been substantially impaired by extraordinary events, such as fraud or a material adverse change in an issuer, or adverse financial conditions.

WORLD EQUITY EX-US FUND—The World Equity Ex-US Fund seeks to provide capital appreciation.

Under normal circumstances, the World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies. These securities may include common stocks, preferred stocks, depositary receipts, warrants, ETFs based on an international equity index and derivative instruments, principally futures and forward contracts, whose value is based on an international equity index or an underlying equity security or basket of equity securities. The Fund will invest in securities of foreign issuers located in developed and emerging market countries. However, the Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC. The Fund’s benchmark is the Morgan Stanley Capital International All Country World Ex-U.S. Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using options, futures and foreign currency forward contracts. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may also invest in futures contracts and forward contracts for hedging purposes, including to seek to manage the Fund’s currency exposure to foreign securities and mitigate the Fund’s overall risk.

SCREENED WORLD EQUITY EX-US FUND—The Screened World Equity Ex-US Fund seeks to provide capital appreciation.

Under normal circumstances, the Screened World Equity Ex-US Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies. These securities may include common stocks, preferred stocks, depositary receipts, warrants, ETFs based on an international equity index, derivative instruments (principally futures and forward contracts) whose value is based on an international equity index or an underlying equity security or basket of equity securities and investment companies whose portfolios are designed to correlate with a portfolio of international equity securities. The Fund will invest in securities of foreign issuers located in developed and emerging market countries, but will seek to avoid investing in companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses. However, the Fund will not invest more than 35% of its assets in the common stocks or other equity securities of issuers located in emerging market countries. The Fund may also, to a lesser extent, invest in swaps on securities for risk management purposes or as part of its investment strategies. The Fund’s benchmark is the Morgan Stanley Capital International All Country World Ex-U.S. Index (net of dividends). The Fund is expected to have an absolute return and risk profile similar to the international equity market. The Fund is diversified as to issuers, market capitalization, industry and country.

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment strategies to manage portions of the Fund’s portfolio under the general supervision of SIMC.

The Sub-Advisers may seek to enhance the Fund’s return by actively managing the Fund’s foreign currency exposure. In managing the Fund’s currency exposure, the Sub-Advisers may buy and sell currencies (i.e., take long or short positions) using derivatives, principally foreign currency forward contracts, options and futures. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may also invest in futures contracts and forward contracts for hedging purposes, which include seeking to manage the Fund’s currency exposure to foreign securities and mitigating the Fund’s overall risk.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund’s social criteria. The Fund seeks to avoid investing in companies whose activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses. This includes companies that pay royalties, such as those on oil or mining, to these governments and companies that help provide a stable economic environment that supports the government in its oppressive policies by having substantial operations or customers in the country. The Sub-Advisers will rely on a list of issuers that have been identified by an independent compliance support organization when determining whether a company’s activities directly or indirectly benefit the governments of countries that support terrorism, genocide or human rights abuses. The list is developed using information gathered from a variety of sources, such as government agencies, trade journals, direct company contacts and industry and regional publications. The Adviser reserves the right to modify the Fund’s social criteria from time to time in response to world events. All social criteria may be changed without shareholder approval.

HIGH YIELD BOND FUND—The High Yield Bond Fund seeks to maximize total return.

Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in high yield fixed income securities. The Fund will invest primarily in fixed income securities rated below investment grade (junk bonds), including corporate bonds and debentures, convertible and preferred securities, zero coupon obligations, collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs).

The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC. To a limited extent, SIMC may also directly manage a portion of the Fund’s portfolio. In managing the Fund’s assets, the Sub-Advisers and, to the extent applicable, SIMC, select securities that offer a high current yield as well as total return potential. The Fund’s securities are diversified as to issuers and industries. The Fund’s average weighted maturity may vary and will generally not exceed ten years. There is no limit on the maturity or on the credit quality of any security.

As noted above, the Fund will invest primarily in securities rated BB, B, CCC, CC, C and D. However, it may also invest in non-rated securities or securities rated investment grade (AAA, AA, A and BBB). The Fund may also invest in ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. The Fund may also invest a portion of its assets in bank loans, which are generally non-investment grade (junk bond) floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

REAL RETURN FUND—The Real Return Fund seeks to provide a total return that exceeds the rate of inflation.

Although the Fund is able to use a multi-manager approach under the general supervision of SIMC, whereby Fund assets would be allocated among multiple Sub-Advisers, the Real Return Fund’s assets currently are managed directly by SIMC.

Under normal circumstances, the Fund will invest a significant portion of its assets in investment grade fixed income securities, including inflation-indexed bonds of varying maturities issued by the U.S. Treasury, other U.S. Government agencies and instrumentalities. An inflation-indexed bond is a bond that is structured so that its principal value will change with inflation. Treasury Inflation-Protected Securities (“TIPS”) are a type of inflation-indexed bond in which the Fund may invest. The Fund’s exposure to fixed income securities is not restricted by maturity requirements.

The Fund may, on a limited basis, also invest in futures contracts for risk management, speculative or hedging purposes. Futures contracts may be used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives may also be used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments.

The Fund may also invest in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as time deposits, U.S. and foreign corporate debt including commercial paper and fully-collateralized repurchase agreements with highly rated counterparties (those rated A or better); and securitized issues, such as mortgage-backed securities issued by U.S. Government agencies.

MULTI-ASSET REAL RETURN FUND—The investment objective of the Multi-Asset Real Return Fund is to achieve total return exceeding the rate of inflation. There can be no assurance that the Fund will achieve its investment objective.

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies designed to produce a total return that exceeds the rate of inflation in the U.S. SIMC may also directly manage a portion of the Fund’s portfolio.

Under normal circumstances, the Fund will pursue its investment goal by selecting investments from a broad range of asset classes, including fixed income and equity securities and commodity-linked instruments. The Fund seeks “real return” (i.e., total returns that exceed the rate of inflation over a full market cycle, regardless of market conditions). The Fund may invest in U.S. and non-U.S. dollar-denominated securities.

Fixed income securities may include: (i) securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities and obligations of U.S. and foreign commercial banks, such as certificates of deposit, time deposits, bankers’ acceptances and bank notes; (ii) obligations of foreign governments; (iii) Treasury Inflation-Protected Securities (TIPS) and other inflation-linked debt securities; (iv) U.S. and foreign corporate debt securities, including commercial paper, and fully-collateralized repurchase and reverse repurchase agreements with highly rated counterparties (those rated A or better); and (v) securitized issues such as residential and commercial mortgage-backed securities, asset-backed securities and collateralized debt obligations. The Fund may invest in debt securities of any credit quality, including those rated below investment grade (junk bonds) or, if unrated, of equivalent credit quality as determined by the Fund’s managers. The Fund may invest in securities with a broad range of maturities. The Fund may also enter into reverse repurchase agreements with respect to its investment in TIPS. In an attempt to generate excess returns, when the Fund enters into such a TIPS reverse repurchase agreement it will use the cash received to enter into a short position on U.S. Treasury bonds.

Equity securities may include common or preferred stocks, warrants, rights, depositary receipts, equity-linked securities and other equity interests. The Fund may invest in securities of issuers of any market capitalization and may invest in both foreign and domestic equity securities. In addition to direct investment in securities and other instruments, the Fund may invest in ETFs. The Fund may also invest in REITs and U.S. and non-U.S. real estate companies.

A portion of the Fund’s assets may also be invested in commodity-linked securities to provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodity-linked securities include notes with interest payments that are tied to an underlying commodity or commodity index, ETFs or other exchange-traded products that are tied to the performance of a commodity or commodity index or other types of investment vehicles or instruments that provide returns that are tied to commodities or commodity indices. The Fund may also invest in equity and debt securities of issuers in commodity-related industries.

The Fund may also seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (Subsidiary). The Subsidiary, unlike the Fund, may invest to a significant extent in commodities, commodity contracts, commodity investments and derivative instruments. The Subsidiary may also invest in other instruments in which the Fund is permitted to invest, either as investments or to serve as margin or collateral for its derivative positions. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary is advised by SIMC.

The Fund may also purchase or sell futures contracts, options, forward contracts and swaps for return enhancement or hedging purposes. Futures contracts, forward contracts and swaps are used to synthetically obtain exposure to securities or baskets of securities and to manage the Fund’s interest rate duration and yield curve exposure. These derivatives are also used to mitigate the Fund’s overall level of risk and/or the Fund’s risk to particular types of securities or market segments. The Fund may purchase or sell futures contracts and options on U.S. Government securities for return enhancement. Interest rate swaps are further used to manage the Fund’s interest rate risk. Swaps on indices are used to manage the inflation-adjusted return of the Fund. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer, and the Fund may sell credit default swaps to more efficiently gain credit exposure to a security or basket of securities.

The Sub-Adviser(s) may seek to enhance the Fund’s return by actively managing the Fund’s currency exposure. In managing the Fund’s currency exposure, the Sub-Adviser(s) may buy and sell currencies (i.e., take long or short positions) through the use of cash, securities and/or currency-related derivatives, including, without limitation, currency forward contracts, futures contracts, swaps and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Sub-Adviser(s) may engage in short sales in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When the Sub-Adviser(s) sells securities short, it may invest the proceeds from the short sales in an attempt to enhance returns. This strategy may effectively result in the Fund having a leveraged investment portfolio, which results in greater potential for loss.

Due to its investment strategy, the Fund may buy and sell securities frequently.

There can be no assurance that the Funds will achieve their respective investment objectives.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds’ “Investment Objectives and Policies” section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investments or investment practices will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, may invest in any of the following instruments or engage in any of the following investment practices unless such investment or activity is inconsistent with and not permitted by a Fund’s stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s investment objectives.

AMERICAN DEPOSITARY RECEIPTS (“ADRs”)—ADRs, as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include adverse future political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in theU.S.

Although the two types of depositary receipt facilities (unsponsored and sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, home equity loans and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets that are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that: (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COLLATERALIZED DEBT OBLIGATIONS (“CDOs”)—CDOs are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics that are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

COMMODITY INVESTMENTS—Certain Funds may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investments in commodity investments, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. Real assets are assets such as oil, gas, industrial and precious metals, livestock, agricultural or meat products or other items that have tangible properties, as compared to stocks or bonds, which are financial instruments. The Sub-Advisers and, to the extent it directly manages the assets of a Fund, SIMC, seek to provide exposure to various commodities and commodity sectors. The value of commodity-linked derivative securities may be affected by a variety of factors, including, but not limited to, overall market movements and other factors affecting the value of particular industries or commodities, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments. The prices of commodity-linked derivative securities may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. For example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, the prices of certain commodities, such as oil and metals, have historically tended to increase in value. Of course, there can be no guarantee that these investments will perform in the same manner in the future, and at certain times the price movements of commodity investments have been parallel to those of debt and equity securities. In general, commodities have historically tended to increase and decrease in value during different parts of the business cycle than financial assets. Nevertheless, at various times, commodity prices may move in tandem with the prices of financial assets and thus may not provide overall portfolio diversification benefits.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (“FHA”) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association (“GNMA”) insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (“HUD”) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor’s construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (“CLC”). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (“PLC”). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs nor PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

CREDIT-LINKED NOTES—Credit-linked securities typically are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps or interest rate swaps, to obtain exposure to certain fixed-income markets or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, an investment in credit-linked notes represents the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to certain derivative instruments entered into by the issuer of the credit-linked note. For example, the issuer may sell one or more credit default swaps entitling the issuer to receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs then the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. An investor holding a credit-linked note generally receives a fixed or floating coupon and the note’s par value upon maturity, unless the referred credit defaults or declares bankruptcy, in which case the investor receives the amount recovered. In effect, investors holding credit-linked notes receive a higher yield in exchange for assuming the risk of a specified credit event.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature that permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under “Illiquid Securities” below.

DISTRESSED SECURITIES—Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled or potentially troubled and may be, or have recently been, involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments, although they may also offer the potential for correspondingly high returns.

Such issuers’ securities may be considered speculative, and the ability of such issuers to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such issuers.

DOLLAR ROLLS—Dollar rolls are transactions in which securities (usually mortgage-backed securities) are sold for delivery in the current month and the seller simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and may initially involve only a firm commitment agreement by a Fund to buy a security. If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any dollar roll as required by the Investment Company Act of 1940, as amended (the “1940 Act”).

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and purchases shares in the local market. The broker then issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrant can be redeemed for 100% of the value of the underlying stock (less transaction costs). American style warrants can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker; however, the advisers select to mitigate this risk by only purchasing from issuers with high credit ratings. Equity-linked warrants also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Further, fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including through recognized foreign exchanges, registered exchanges in the U.S. or the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged by the holder or by the issuer into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk and are often lower-quality securities. The Funds that invest in convertible securities may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. Such securities may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars or U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. Conversely, during periods of rising interest rates, the value of such securities generally declines. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund’s net asset value.

Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest and do not guarantee the yield or value of the securities or the yield or value of the Fund’s shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by 1%, the value of a security having an effective duration of two years generally would vary by 2%. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or, in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by a Fund’s advisers, as applicable (see “Appendix A—Description of Corporate Bond Ratings” for a description of the bond rating categories of several NRSROs). Ratings of each NRSRO represent its opinion of the safety of principal and interest payments, not the market risk, of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics and also have speculative characteristics. Securities rated Baa3 or higher by Moody’s or BBB- or higher by S&P are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher-rated categories. In the event a security owned by a Fund is downgraded below investment grade, the Fund’s advisers, as applicable, will review the situation and take appropriate action with regard to the security.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default. Certain Funds may invest in lower rated fixed income securities.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (known as “credit risk”) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (known as “market risk”). Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but also the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, it may be more difficult for a Fund to sell these securities, or a Fund may only be able to sell the securities at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain high yield securities at certain times. Under these circumstances, prices realized upon the sale of such lower-rated or unrated securities may be less than the prices used in calculating the Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower-rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower-yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the Fund’s exposure to the risks of high yield securities. Certain Funds may invest in securities rated as low as “C” by Moody’s or “D” by S&P and may invest in unrated securities that are of comparable quality as junk bonds.

Sensitivity to Interest Rate and Economic Changes. Lower-rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund’s net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value may decrease in a rising interest rate market, as will the value of a Fund’s assets. If a Fund experiences significant unexpected net redemptions, it may be forced to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may adversely affect a Fund’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include adverse future political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices that differ from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund’s investments in emerging markets can be considered speculative and may therefore offer higher potential for gains and losses than investments in developed markets. With respect to an emerging market country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war), which could adversely affect the economies of such countries or investments in such countries. The economies of developing countries are generally heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging markets debt securities, a Fund’s investments in government or government-related securities of emerging markets countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date.

Certain Funds may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction hedging is when a Fund enters into a currency transaction with respect to specific assets or liabilities of the Fund, which generally arises in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into transaction hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of the foreign currency involved in the underlying security transaction.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (called “position hedging”). A Fund may use position hedging when the advisers reasonably believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

Proxy Hedges. A Fund may engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund’s portfolio securities are or are expected to be denominated and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

In addition to the hedging transactions described above, certain Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

Unless consistent with and permitted by its stated investment policies, a Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging, described above. If consistent with and permitted by its stated investment policies, a Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. Certain Funds may engage in currency transactions for hedging purposes as well as to enhance the Fund’s returns.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed-upon foreign exchange rate on an agreed-upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed-upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

Certain Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures contracts are subject to the same risks that apply to the use of futures contracts generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

Risks. Currency transactions are subject to risks that are different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

If a Fund enters into currency transactions when it does not own assets denominated in that currency, the Fund’s volatility may increase and losses on such transactions will not be offset by increases in the value of the Fund’s assets.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency transaction, the Fund will “cover” its position as required by the 1940 Act.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made, and generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the Commodities Futures Trading Commission (“CFTC”). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and are therefore not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for hedging, risk management or other purposes, as permitted by its stated investment policies. Instances in which a Fund may use futures contracts and related options for risk management purposes include: (i) attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; (ii) attempting to minimize fluctuations in foreign currencies; (iii) attempting to gain exposure to a particular market, index or instrument; or (iv) other risk management purposes. A Fund may use futures contracts for cash equitization purposes, which allows a Fund to invest consistent with its benchmark while managing daily cach flows, including significant client inflows and outflows.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position as required by the 1940 Act. A Fund may also “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract. A Fund may “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract or by taking positions in instruments with prices that are expected to move relatively consistently with the futures contract.

A Fund may also “cover” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also “cover” its sale of a call option by taking positions in instruments with prices that are expected to move relatively consistently with the call option. A Fund may “cover” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will earmark on the books of the Fund or place in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also “cover” its sale of a put option by taking positions in instruments with prices that are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund’s use of futures contracts and options on futures contracts, including the following: (i) the success of a hedging strategy may depend on the advisers’ ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures contracts. In addition, some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor’s balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors that may influence the ability or willingness to service debt include, but are not limited to, a country’s cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government’s policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties’ commitments to lend funds, which may further impair the obligor’s ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Board. Despite such good faith efforts to determine fair value prices, a Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price that the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of a Fund’s investments. In determining liquidity, SIMC or the Sub-Adviser, as applicable, may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The Securities and Exchange Commission (“SEC”) has granted an exemption that permits the Funds to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (the “Repo Rate”) and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (the “Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund’s participation in the Program must be consistent with its investment policies and limitations and is subject to certain percentage limitations. SIMC administers the Program according to procedures approved by the SEI Funds’ Board of Trustees. In addition, the Program is subject to oversight and periodic review by the SEI Funds’ Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies and REITs, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Other investment companies are continuously offered at net asset value, but may also be traded in the secondary market at a premium or discount to their net asset value.

Federal securities laws limit the extent to which the Funds can invest in securities of other investment companies, subject to certain exceptions. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. Pursuant to Rule 12d1-1 under the 1940 Act, the Funds may invest in one or more affiliated or unaffiliated registered investment companies that comply with Rule 2a-7 under the 1940 Act in excess of the limits of Section 12 of the 1940 Act. Further, the Rule permits the Funds to invest in one or more affiliated and unaffiliated unregistered investment companies that operate as money market funds in compliance with Rule 2a-7 under the 1940 Act (to the extent required by Rule 12d1-1 under the 1940 Act) in excess of the limits of Section 12 of the 1940 Act. The Funds may invest in investment companies managed by an adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries.

Certain Funds invest in unaffiliated underlying funds in reliance on Section 12(d)(1)(G) and Rule 12d1-2 thereunder and Section 12(d)(1)(F) of the 1940 Act. Rule 12d1-2 permits an affiliated fund of funds to invest in securities of other investment companies so long as such investment is in reliance on Sections 12(d)(1)(A) or 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by a Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer’s total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated underlying fund held by a Fund in excess of 1% of the unaffiliated underlying fund’s outstanding shares could, in certain circumstances, be considered illiquid if it is determined that the shares may not be sold in the ordinary course of business within seven days. The liquidity of such excess shares will be considered on a case-by-case basis by the Adviser based on the following factors: (i) the Adviser’s knowledge of an unaffiliated underlying fund’s section 12(d)(1)(F) redemption practice upon discussion with the unaffiliated underlying fund’s investment adviser; (ii) the Fund’s past specific redemption experiences with an unaffiliated underlying fund; (iii) the Adviser’s evaluation of general market conditions that may affect securities held by an unaffiliated underlying fund; (iv) the Fund’s ability to accept a redemption in-kind of portfolio securities from an unaffiliated underlying fund; (v) significant developments involving an unaffiliated underlying fund; and (vi) any other information the Adviser deems relevant.

Exchange-Traded Funds (“ETFs”). ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An index-based ETF seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

Certain ETFs may not produce qualifying income for purposes of the “Qualifying Income Test” (as defined below under the heading “Taxes”), which must be met in order for a Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generate more non-qualifying income for purposes of the Qualifying Income Test than the advisers expect, it could cause a Fund to inadvertently fail the Qualifying Income Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

INVESTMENT IN SUBSIDIARY—The Multi-Asset Real Return Fund may seek to gain exposure to the commodity markets, in whole or in part, through investments in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary, unlike the Multi-Asset Real Return Fund, may invest to a significant extent in commodity-linked securities and derivative instruments. The Multi-Asset Real Return Fund may invest up to 25% of its total assets in the Subsidiary. The derivative instruments in which the Subsidiary primarily intends to invest are instruments linked to certain commodity indices and instruments linked to the value of a particular commodity or commodity futures contract or a subset of commodities or commodity futures contracts.

With respect to its investments, the Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Multi-Asset Real Return Fund; however, the Subsidiary (unlike the Multi-Asset Real Return Fund) may invest in commodity-linked swap agreements and other commodity-linked derivative instruments. With respect to their investments in certain securities that may involve leverage, the Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Multi-Asset Real Return Fund.

The Subsidiary is not registered under 1940 Act and, unless otherwise noted in the Prospectus, is not subject to all of the investor protections of the 1940 Act. Thus, the Multi-Asset Real Return Fund, as an investor in its Subsidiary, will not have all of the protections offered to investors in registered investment companies (RICs). In addition, changes in the laws of the United States and/or the Cayman Islands, under which the Multi-Asset Real Return Fund and the Subsidiary, respectively, are organized, could result in the inability of the Multi-Asset Real Return Fund and/or the Subsidiary to operate as intended and could negatively affect the Multi-Asset Real Return Fund and its shareholders.

The Multi-Asset Real Return Fund plans to secure an opinion of counsel, based on customary representations, concluding that the income generated from its investment in its Subsidiary, each of which invests in commodity-linked derivatives, will be “qualifying income” for RIC qualification purposes, to the extent distributions are made to the Multi-Asset Real Return Fund by the Subsidiary. In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiary, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs. If, however, the IRS does not provide prospective relief and/or transition periods for any public guidance it may issue, there is a risk that the IRS could assert that the income of the Subsidiary imputed for income tax purposes to the Multi-Asset Real Return Fund will not be considered “qualifying income” for purposes of the Multi-Asset Real Return Fund remaining qualified as a RIC for U.S. federal income tax purposes. Also, if the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Multi-Asset Real Return Fund from controlled foreign corporations such as the Subsidiary, the Multi-Asset Real Return Fund would likely need to significantly change their investment strategies, which could adversely affect the Multi-Asset Real Return Fund.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments that are administered by the lending bank or agent for a syndicate of lending banks and then sold by the lending bank, financial institution or syndicate member (“intermediary bank”). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent that a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower). Therefore, a Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the advisers based on criteria approved by the Board.

MONEY MARKET SECURITIES—Money market securities include: (i) short-term U.S. Government securities; (ii) custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (iii) commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody’s, or determined by the Adviser or Sub-Adviser(s) to be of comparable quality at the time of purchase; (iv) short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (v) repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. Government pass-through securities are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also each guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PC securities”), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Therefore, mortgage-backed securities or certificates issued by GNMA, including GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”), are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA certificates are also supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Fannie Mae, on the other hand, is a government-sponsored organization owned by private stockholders. As a result of recent events (see below), the U.S. Treasury owns Fannie Mae’s senior preferred stock as well as a warrant to purchase 79.9% of Fannie Mae’s common stock. Still, mortgage-backed securities issued by Fannie Mae, which include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, and is owned entirely by private stockholders. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Macs are not backed by the full faith and credit of the U.S. Government and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) and the U.S. Treasury began a federal takeover of Fannie Mae and Freddie Mac, placing the two federal instrumentalities under conservatorship with the FHFA. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event that their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. At the conclusion of 2012, the remaining U.S. Treasury commitment will then be fully available to be drawn per the terms of the SPAs. In December 2009, the U.S. Treasury also amended the SPAs to provide Fannie Mac and Freddie Mac with some additional flexibility to meet the requirement to reduce their mortgage portfolios.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer higher yields than those available from other types of U.S. Government securities, the prepayment feature may cause mortgage-backed securities to be less effective than other types of securities as a means of “locking in” attractive long-term rates. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. Certain Funds may invest in private pass-through mortgage-backed securities. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. Certain Funds may invest in commercial mortgage-backed securities. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment) and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series that have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-through securities to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance and some CMOs may be backed by GNMA certificates or other mortgage pass-through securities issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac

REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC bonds generally require payments of a specified amount of principal on each payment date. PAC bonds are always parallel pay CMOs, with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments are usually determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an “average life estimate.” An average life estimate is a function of an assumption regarding anticipated prepayment patterns and is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage dollar rolls, or “covered rolls,” are transactions in which a Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase, typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on such securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, a Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein, the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-

dealer to whom a Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security a Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, a Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of: (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds, moral obligation bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds is generally dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. A Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from federal income tax. Municipal bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking, sewage or solid waste disposal facilities and certain other facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities (“municipal lease obligations”). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate funds for and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing. Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section “Illiquid Securities” above.

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, tax and revenue anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

NON-DIVERSIFICATION—The Multi-Asset Real Return Fund is a non-diversified investment company as defined in the 1940 Act, which means that a relatively high percentage of the Fund’s assets may be invested in the obligations of a limited number of issuers. The value of shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The

Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include unfavorable future political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and can normally be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid. Additional information about illiquid securities is provided under the section “Illiquid Securities” above.

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid. Additional information about illiquid securities is provided under the section “Illiquid Securities” above.

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, the International Bank for Reconstruction and Development (or World Bank), the African Development Bank, the European Economic Community, the European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and a Fund may lose money on such investments. Currently, each Fund that may purchase obligations of supranational entities intends to invest only in obligations issued or guaranteed by the Asian Development Bank, the Inter-American Development Bank, the European Coal and Steel Community, the European Economic Community, the European Investment Bank and the Nordic Investment Bank.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be “covered” as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as the advisers, as applicable, determine is appropriate in seeking the Fund’s investment objective, unless otherwise restricted by the Fund’s investment limitations as set forth below.

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, a Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option will generally expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. First, OTC options are transacted directly with dealers and not with a clearing corporation and therefore entail the risk of non-performance by the dealer. In addition, OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date of the option.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the underlying securities; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debts plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—Certain Funds may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when a Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. A Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions that an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases, such as to maintain Fund liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of a Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put (although the final maturity of the security is later than such date).

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), “Liquid Yield Option Notes” (“LYONs”) and “Certificates of Accrual on

Treasury Securities” (“CATS”). LYONs, TIGRs and CATS are interests in private proprietary accounts, while TRs and Separately Traded Registered Interest and Principal Securities (“STRIPS”) (see “U.S. Treasury Obligations” below) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS (“REITs”)—REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through a Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs generally depend on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REAL ESTATE OPERATING COMPANIES (“REOCs”)—REOCs are real estate companies that engage in the development, management or financing of real estate. Typically, REOCs provide services such as property management, property development, facilities management and real estate financing. REOCs are publicly traded corporations that have not elected to be taxed as REITs. The three primary reasons for such an election are: (i) availability of tax-loss carry-forwards, (ii) operation in non-REIT-qualifying lines of business, and (iii) the ability to retain earnings.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash with an agreement to repurchase equivalent securities at an agreed-upon price and on an agreed-upon future date. A Fund may enter into repurchase agreements with financial institutions and follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by the advisers. The repurchase agreements entered into by a Fund will provide that the underlying collateral shall have a value equal to at least 102% of the resale price stated in the agreement at all times. The advisers monitor compliance with this requirement as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. At times, the investments of each of the Funds in repurchase agreements may be substantial when, in the view of the Adviser or Sub-Adviser(s), liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the advisers, as applicable, pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the security, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions, such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by a Fund. At the time a Fund enters into a reverse repurchase agreement, it will earmark on the books of the Fund or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage, and the use of reverse repurchase agreements by a Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, a Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback would typically be offset by earmarking on the books of the Fund or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund’s forward commitment to repurchase the underlying security.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Funds will not lend portfolio securities to their advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral or other fee to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or dividends payable on the loaned securities, as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

A Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1 per share net asset value. Investing the cash collateral subjects the Fund to market risk. A Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP (“Liquidity Fund”), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund is subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by certain Funds as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (i) earmark on the books of the Fund or maintain in a segregated account cash or liquid securities at such a level that the amount earmarked or deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; or (ii) otherwise “cover” the Fund’s short position as required by the 1940 Act.

Certain Funds may engage in short sales in an amount up to 30% of the Fund’s value (measured at the time of investment), and other Funds may engage in short sales in an amount up to 20% of the Fund’s value (measured at the time of the investment) in an attempt to capitalize on equity securities that they believe will underperform the market or their peers. When such Funds sell securities short, they may use the proceeds from the sales to purchase long positions in additional equity securities that they believe will outperform the market or their peers. This strategy may effectively result in such Funds having a leveraged investment portfolio, which results in greater potential for loss. Leverage can amplify the effects of market volatility on such Funds’ share price and make such

Funds’ returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund’s portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so or in order to satisfy its obligations.

SOCIAL INVESTMENT CRITERIA—The Screened World Equity Ex-US Fund’s portfolio is subject to certain social investment criteria. As a result, the Fund’s Sub-Advisers may avoid purchasing certain securities for social reasons when it is otherwise economically advantageous to purchase those securities or may sell certain securities for social reasons when it is otherwise economically advantageous to hold those securities. In general, the application of the Fund’s social investment criteria may affect the Fund’s exposure to certain industries, sectors and geographic areas, which may affect the financial performance of the Fund, positively or negatively, depending on whether these industries or sectors are in or out of favor.

SOVEREIGN DEBT—The cost of servicing external debt will also generally be adversely affected by rising international interest rates because many external debt obligations bear interest at rates that are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

STRUCTURED SECURITIES—Certain Funds may invest a portion of their assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities (“Structured Securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Funds anticipate they will invest typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments. The Funds are permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there is currently no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Funds’ investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations are generally equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions any of which may involve a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap: (i) to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; (ii) to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; (iii) to hedge an existing position; (iv) to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or (v) for various other reasons.

Certain Funds may enter into credit default swaps as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as a buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

The Funds may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market.

Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Fully funded total return swaps have economic characteristics similar to credit-linked notes, which are described above.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, a Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). A Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be “covered” as required by the 1940 Act.

The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, a Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that the advisers believe to be creditworthy. In addition, a Fund will earmark on the books of the Fund or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement or will otherwise “cover” its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, Fannie Mae, GNMA, the General Services Administration, the Student Loan Marketing Association, the Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, the Maritime Administration and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S.Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry systems known as STRIPS and TRs.

Receipts. Receipts are interests in separately-traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal.

U.S.Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities; that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

U.S.Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that, in the event of a default prior to maturity, there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest neither extends to the value or yield of these securities nor to the value of a Fund’s shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value of these securities at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if the advisers deem it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will “cover” its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations (“Yankees”) are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. The Funds may invest in Yankees. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income” annually. Because a Fund will distribute its “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer’s option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will “cover” its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturities but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturities and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer’s failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security’s maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and is therefore subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Index Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, High Yield Bond Fund, Real Return Fund, and Multi-Asset Real Return Fund and may not be changed with respect to a Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than

50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

Each Fund may not:

1. Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules and regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Multi-Asset Real Return Fund.

2. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. The Multi-Asset Real Return Funds may invest, without limitation, in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

3. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

6. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Large Cap, Large Cap Diversified Alpha,  and High Yield Bond Funds and may be changed by the Board without the consent of the holders of a majority of a Fund’s outstanding shares.

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act. This investment limitation does not apply to the Large Cap or Large Cap Diversified Alpha Funds.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (including repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities that are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities. This investment limitation does not apply to the Large Cap Diversified Alpha Fund.

7. With respect to 75% of its assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

8. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

9. Issue any class of senior security or sell any senior security of which it is the issuer, except that a Fund may borrow from any bank, provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of the Fund, and further provided that, to the extent that such borrowings exceed 5% of a Fund’s total assets, all borrowings shall be repaid before such Fund makes additional investments. The term “senior security” shall not include any temporary borrowings that do not exceed 5% of the value of such Fund’s total assets at the time the Fund makes such temporary borrowing. In addition, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets will not be considered borrowings or senior securities.

10. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

11. Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

12. Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases. This investment limitation does not apply to the Large Cap Diversified Alpha Fund.

13. With respect to the Large Cap Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

14. With respect to the High Yield Bond Fund, under normal circumstances, invest less than 80% of its net assets in fixed income securities that are rated below investment grade. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

15. With respect to the Large Cap Diversified Alpha Fund, under normal circumstances, invest less than 80% of its net assets in equity securities of large companies. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

The following investment limitations are non-fundamental policies of the Large Cap Index and Real Return Funds and may be changed without the consent of the holders of a majority of a Fund’s outstanding shares.

Each Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2. Invest in companies for the purpose of exercising control. This investment limitation does not apply to the Real Return Fund.

3. Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements of Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act. This investment limitation does not apply to the Real Return Fund.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Purchase securities which are not readily marketable if, in the aggregate, more than 15% of its total assets would be invested in such securities. This policy does not apply to the Real Return Fund.

7. With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

8. Purchase any securities which would cause 25% or more of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

9. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets. With respect to the Real Return Fund, to the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

10. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

11. Purchase or sell real estate, physical commodities or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

12. With respect to the Large Cap Index Fund, invest less than substantially all of its net assets, under normal circumstances, in securities included in the Russell 1000 Index. The Fund will notify its shareholders at least 60 days prior to any change to this policy.

The following investment limitations are non-fundamental policies of the World Equity Ex-US and Screened World Equity Ex-US Funds and may be changed without the consent of the holders of a majority of a Fund’s outstanding shares.

Each Fund may not:

1. With respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or securities of other investment companies), if as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer or if the Fund would acquire more than 10% of the voting securities of such issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in: (i) domestic banks and U.S. branches of foreign banks, which the Fund has determined to be subject to the same regulation as U.S. banks; or (ii) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies that either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.

4. Make loans, if as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, enter into repurchase agreements and loan its portfolio securities.

5. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

6. Invest in companies for the purpose of exercising control. This investment limitation does not apply to the Screened World Equity Ex-US Fund.

7. Purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts. However, to the extent consistent with its investment objective and policies, the Fund may: (i) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaged in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interest therein (including REITs); (ii) hold or sell real estate received in connection with securities it holds or held; (iii) invest in securities issued by issuers that own or invest in commodities or commodities contracts; (iv) invest in futures contracts and options on futures contracts (including options on currencies); or (v) purchase securities of issuers that deal in precious metals or interests therein.

8. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

9. Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

10. Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended from time to time. This investment limitation does not apply to the Screened World Equity Ex-US Fund.

11. Invest in interests in oil, gas or other mineral exploration or development programs. This investment limitation does not apply to the Screened World Equity Ex-US Fund.

12. Purchase or hold illiquid securities if more than 15% of its net assets would be invested in illiquid securities.

13. Invest less than 80% of its net assets in equity securities of foreign companies. A Fund will notify its shareholders at least 60 days prior to any change to this policy.

The following limitations are non-fundamental policies of the Multi-Asset Real Return Fund and may be changed by the Board without a vote of shareholders.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2. Purchase securities on margin or effect short sales, except that the Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales “against the box” or in compliance with the SEC’s position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

3. Purchase or hold illiquid securities (i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

4. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that the Fund may invest without limitation in: (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; and (ii) tax-exempt obligations of state or municipal governments and their political subdivisions.

5. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, including the amount borrowed (not including temporary or emergency borrowings not exceeding 5% of the Fund’s total assets), provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300%, including the amount borrowed, is required.

6. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

7. Directly purchase or sell physical commodities, invest in unmarketable interests in real estate limited partnerships or invest directly in real estate. For the avoidance of doubt, the foregoing policy does not prevent the Fund from, among other things: (i) purchasing marketable securities of companies that deal in real estate or interests therein (including REITs); (ii) purchasing marketable securities of companies that deal in physical commodities or interests therein; (iii) purchasing, selling and entering into futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments; and (iv) purchasing commodity-linked securities based on physical commodities.

For purposes of the industry concentration limitation specified in the Prospectus and Statement of Additional Information: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business activities in that same industry.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund. The Multi-Asset Real Return Fund is non-diversified.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions. For purposes of the Multi-Asset Real Return Fund’s concentration policies, the Multi-Asset Real Return Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets, including the amount borrowed (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund’s investment policies on lending are set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. Certain Funds have adopted a fundamental policy that would permit direct investment in real estate. However, these Funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds. SIMC, a wholly owned subsidiary of SEI Investments Company (“SEI”), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (i) by a vote of a majority of the Trustees of the Trust on not less than 60 days’ written notice to the Administrator; or (ii) by the Administrator on not less than 90 days’ written notice to the Trust.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by each Fund at the following annual rates:

Fund	Administration Fee
Large Cap Fund	0.05%
Large Cap Diversified Alpha Fund	0.05%
Large Cap Index Fund	0.05%
World Equity Ex-US Fund	0.05%
Screened World Equity Ex-US Fund	0.05%
High YieldBond Fund	0.05%
Real Return Fund	0.05%
Multi-Asset Real Return Fund	0.05%

For the fiscal years ended May 31, 2011, 2012 and 2013, the following table shows: (i) the dollar amount of fees paid to the Administrator by each Fund; and (ii) the dollar amount of the Administrator’s voluntary fee waivers.

	Net Fees Paid (000)					Fees Waived or Reimbursed (000)
Fund	2011	2012		2013		2011	2012		2013
Large Cap Fund	$0	$0		$	XX	$736	$806		$	XX
Large Cap Diversified Alpha Fund	$0	$0		$	XX	$179	$163		$	XX
Large Cap Index Fund	$0	$0		$	XX	$283	$459		$	XX
World Equity Ex-US Fund	$0	$0		$	XX	$2,290	$2,338		$	XX
Screened World Equity Ex-US Fund	$0	$0		$	XX	$33	$25		$	XX
High YieldBond Fund	$0	$0		$	XX	$935	$984		$	XX
Real Return Fund	$0	$0		$	XX	$182	$149		$	XX
Multi-Asset Real Return Fund	*	0	†	$	XX	*	52	†	$	XX

* Not in operation during such period.

† Commenced operations on July 29, 2011.

THE ADVISER AND THE SUB-ADVISERS

General. SIMC is a wholly owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to XX investment companies, including XX portfolios. As of June 30, 2013, SIMC had approximately $XX billion in assets under management.

Manager of Managers Structure. SIMC is the investment adviser for each of the Funds and operates as a “manager of managers.” SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for a Fund without submitting the sub-advisory agreements to a vote of the Fund’s shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the sub-advisers for a Fund.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds’ assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance and oversees Sub-Adviser compliance with the Funds’ investment objectives, policies and restrictions. SIMC has ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds’ assets. SIMC may invest a portion of the Real Return Fund’s assets in government securities, including TIPS. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC and under the supervision of SIMC and the Board, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. Sub-Advisers are selected for the Funds based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

After its initial two-year term, the continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or “interested persons” (as defined under the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days’ nor more than 60 days’ written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days’ written notice to the Trust.

Advisory Fees. For its advisory services, SIMC receives a fee, which is calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Large Cap Fund	0.40%
Large Cap Diversified Alpha Fund	0.40%
Large Cap Index Fund	0.17%
World Equity Ex-US Fund	0.55%
Screened World Equity Ex-US Fund	0.65%
High YieldBond Fund	0.4875%
Real Return Fund	0.22%
Multi-Asset Real Return Fund	0.55%

SIMC pays the Sub-Advisers a fee out of its advisory fee which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

For the fiscal years ended May 31, 2011, 2012 and 2013, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC’s voluntary fee waivers.

	Net Fees Paid (000)					Fees Waived (000)
Fund	2011	2012		2013		2011	2012		2013
Large Cap Fund	$3,612	$3,953		$	XX	$2,280	$2,498		$	XX
Large Cap Diversified Alpha Fund	$1,062	$973		$	XX	$370	$334		$	XX
Large Cap Index Fund	$243	$380		$	XX	$720	$1,182		$	XX
World Equity Ex-US Fund	$19,098	$19,844		$	XX	$6,089	$5,872		$	XX
Screened World Equity Ex-US Fund	$268	$250		$	XX	$166	$73		$	XX
High YieldBond Fund	$6,141	$6,484		$	XX	$2,973	$3,109		$	XX
Real Return Fund	$685	$562		$	XX	$117	$92		$	XX
Multi-Asset Real Return Fund	*	361	†	$	XX	*	206	†	$	XX

* Not in operation during such period.

† Commenced operations on July 29, 2011.

The Sub-Advisers.

[To be updated]

Sub-Advisory Fees. For the fiscal years ended May 31, 2011, 2012 and 2013, the following table shows: (i) the dollar amount of fees paid to the Sub-Advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers’ voluntary fee waivers.

	Fees Paid (000)						Fee Waivers (000)
Fund	2011		2012		2013		2011		2012		2013
Large Cap Fund		$2,810	$3,191		$	XX		$0	$0		$	XX
Large Cap Diversified Alpha Fund		$821	$928		$	XX		$0	$0		$	XX
Large Cap Index Fund		$57	$123		$	XX		$0	$0		$	XX
World Equity Ex-US Fund		$13,492	$18,722		$	XX		$0	$0		$	XX
Screened World Equity Ex-US Fund		$164	$176		$	XX		$0	$0		$	XX
High YieldBond Fund		$5,500	$6,831		$	XX		$0	$0		$	XX
Real Return Fund		$325	$323		$	XX		$0	$0		$	XX
Multi-Asset Real Return Fund	$	*	$388	†	$	XX	$	*	$0	†	$	XX

* Not in operation during such period.

† Commenced operations on July 29, 2011.

For the fiscal years ended May 31, 2011, 2012 and 2013, the following table shows: (i) the dollar amount of fees paid to LSV, which is an affiliate of SIMC, by SIMC; and (ii) the dollar amount of LSV’s voluntary fee waivers.

	Fees Paid (000)				Fee Waivers (000)
Fund	2011	2012	2013		2011	2012	2013
Large Cap Fund	$318	$429	$	XX	$0	$0	$	XX

Portfolio Management.

SIMC

Compensation. SIMC compensates each portfolio manager for his management of the High Yield Bond, Real Return and Multi-Asset Real Return Funds. Each portfolio manager’s compensation consists of a fixed annual salary, plus a discretionary annual bonus determined generally as follows.

Thirty percent of each portfolio manager’s compensation is tied to the corporate performance of SEI, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI and not SIMC. Seventy percent of each portfolio manager’s compensation is based upon various performance factors, including the portfolio manager’s performance versus a proxy, global balanced portfolio over the past one, two and three years (50% weighted to one year; 25% to each of the others). The performance factor is based upon a target out-performance of the global balanced portfolio. Another key factor is the portfolio manager’s team objectives, which relate to key measurements of execution efficiency (i.e., equitization efficiency, hedging efficiency, trading efficiency, etc.). A final factor is a discretionary component, which is based upon a qualitative review of the portfolio managers and their team.

Ownership of Fund Shares. As of May 31, 2013, the portfolio managers beneficially owned shares of the High Yield Bond Fund, Real Return Fund, Multi-Asset Real Return Fund or other series of the Trust through their 401(k) plans, as follows:

Portfolio Manager	Dollar Range of Fund Shares
David S. Aniloff	$ XX
Derek Papastrat	XX
Sean Simko	XX
James Smigiel	XX

Other Accounts. As of May 31, 2013, in addition to the High Yield Bond Fund, Real Return Fund, Multi-Asset Real Return Fund and other series of the Trust, the portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)		Number of Accounts	Total Assets (in millions)
David S. Aniloff	XX	$	XX	XX	$	XX	XX	$	XX
Derek Papastrat	XX	$	XX	XX	$	XX	XX	$	XX
Sean Simko	XX	$	XX	XX	$	XX	XX	$	XX
James Smigiel	XX	$	XX	XX	$	XX	XX	$	XX

No account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio managers’ management of registered investment companies other pooled investment vehicles or other accounts may give rise to actual or potential conflicts of interest in connection with their day-to-day management of the High Yield Bond, Real Return and Multi-Asset Real Return Funds’ investments. The other accounts might have similar investment objectives as the High Yield Bond, Real Return and Multi-Asset Real Return Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the High Yield Bond, Real Return or Multi-Asset Real Return Funds.

While the portfolio managers’ management of the other accounts may give rise to the following potential conflicts of interest, SIMC does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, SIMC believes that it has designed policies and procedures that are reasonably designed to manage such conflicts in an appropriate way.

Knowledge of the Timing and Size of Fund Trades. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the High Yield Bond, Real Return and Multi-Asset Real Return Funds. Because of their positions with the High Yield Bond, Real Return and Multi-Asset Real Return Funds, the portfolio managers know the size, timing and possible market impact of High Yield Bond, Real Return and Multi-Asset Real Return Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of the other accounts and to the possible detriment of the High Yield Bond, Real Return and Multi-Asset Real Return Funds. However, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio managers’ management of the High Yield Bond, Real Return and Multi-Asset Real Return Funds and other accounts, which, in theory, may allow them to allocate investment opportunities in a way that favors the other accounts over the High Yield Bond, Real Return and Multi-Asset Real Return Funds. This conflict of interest may be exacerbated to the extent that SIMC or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than the High Yield Bond, Real Return and Multi-Asset Real Return Funds. Notwithstanding this theoretical conflict of interest, it is SIMC’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, SIMC has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while the portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the High Yield Bond, Real Return and Multi-Asset Real Return Funds, such an approach might not be suitable for the High Yield Bond, Real Return and Multi-Asset Real Return Funds given their investment objectives and related restrictions.

[SUB-ADVISERS]

[To be updated]

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the “Distributor”) serves as each Fund’s distributor. The Distributor, a wholly owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as each Fund’s distributor pursuant to a distribution agreement (the “Distribution Agreement”) with the Trust. The Distribution Agreement is reviewed and approved at least annually by: (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities (as defined under the 1940 Act) of the Trust; and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or “interested persons” (as defined under the 1940 Act) of any such party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days’ notice by the Trust’s Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

The Funds may execute brokerage or other agency transactions through the Distributor, for which the Distributor may receive compensation.

The Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds’ shares.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools and other investment information and services to assist the Financial Advisor in providing advice to investors.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided, such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder or administrative servicing fees paid to a financial institution in accordance with the Funds’ Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources and are not charged to the Funds.

Although a Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund’s portfolio, the Fund, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and its series, including the Funds described in this SAI, are overseen by the Trustees. The Board has approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Like most mutual funds, the day-to-day business of the Trust, including the management of risk, is performed by third party service providers, such as SIMC, the Distributor and the Administrator. The Trustees are responsible for overseeing the Trust’s service providers and therefore have oversight responsibility with respect to risk management performed by those service providers. Risk management seeks to identify and address risks, i.e., events or circumstances that could have adverse material effects on the business, operations, shareholder services, investment performance or reputation of the Funds. The Funds and their service providers employ a variety of processes, procedures and controls to identify risks, to lessen the probability of their occurrence and/or to mitigate the effects of such risks if they do occur. Each service provider is responsible for one or more discrete aspects of the Trust’s business (e.g., SIMC is responsible for the investment performance of the Funds and, along with the Board, is responsible for the oversight of the Funds’ Sub-Advisers, which, in turn, are responsible for the day-to-day management of the Funds’ portfolio investments) and, consequently, for managing the risks associated with that business. The Board has emphasized to the Funds’ service providers the importance of maintaining vigorous risk management.

The Trustees’ role in risk oversight begins before the inception of a Fund, at which time SIMC presents to the Board information concerning the investment objectives, strategies and risks of the Fund as well as proposed investment limitations for the Fund. Additionally, each Sub-Adviser and SIMC provides the Board with an overview of, among other things, its investment philosophy, brokerage practices and compliance infrastructure. Thereafter, the Board continues its oversight function as various personnel, including the Trust’s Chief Compliance Officer, as well as personnel of SIMC and other service providers, such as the Fund’s independent accountants, make periodic reports to the Audit Committee or to the Board with respect to various aspects of risk management. The Board and the Audit Committee oversee efforts by management and service providers to manage risks to which the Funds may be exposed.

The Board is responsible for overseeing the nature, extent and quality of the services provided to the Funds by the Adviser and Sub-Advisers and receives information about those services at its regular meetings. In addition, in connection with its consideration of whether to annually renew the Advisory Agreement between the Trust, on behalf of the Funds, and SIMC and the various Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds, the Board annually meets with SIMC and, at least every other year, the Sub-Advisers, to review such services. Among other things, the Board regularly considers the Sub-Advisers’ adherence to the Funds’ investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund, Adviser and Sub-Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser and Sub-Advisers. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report, any material changes to the policies and procedures since the date of the last report, any recommendations for material changes to the policies and procedures and any material compliance matters since the date of the last report.

The Board receives reports from the Funds’ service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. The Trust’s Fair Value Committee provides regular reports to the

Board concerning investments for which market prices are not readily available or may be unreliable. The independent registered public accounting firm reviews with the Audit Committee its audit of the Funds’ financial statements annually, focusing on major areas of risk encountered by the Funds and noting any significant deficiencies or material weaknesses in the Funds’ internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their respective reviews of these reports and discussions with SIMC, the Sub-Advisers, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn about the material risks of the Funds, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect the Funds can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve the Funds’ goals and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Reports received by the Trustees as to risk management matters are typically summaries of the relevant information. Most of the Funds’ investment management and business affairs are carried out by or through SIMC, the Sub-Advisers and the Funds’ other service providers, each of which has an independent interest in risk management and each of which has policies and methods by which one or more risk management functions are carried out. These risk management policies and methods may differ in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Members of the Board. There are eight members of the Board of Trustees, six of whom are not interested persons of the Trust, as that term is defined in the 1940 Act (“independent Trustees”). Robert Nesher, an interested person of the Trust, serves as Chairman of the Board. George Sullivan, Jr., an independent Trustee, serves as the lead independent Trustee. The Trust has determined its leadership structure is appropriate given the specific characteristics and circumstances of the Trust. The Trust made this determination in consideration of, among other things, the fact that the independent Trustees constitute a super-majority (75%) of the Board, the fact that the chairperson of each Committee of the Board is an independent Trustee, the amount of assets under management in the Trust and the number of funds (and classes of shares) overseen by the Board. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the independent Trustees from Fund management.

The Board of Trustees has three standing committees: the Audit Committee, the Governance Committee and the Fair Value Committee. The Audit Committee and Governance Committee are each chaired by an independent Trustee and composed of all of the independent Trustees. There are currently XX funds in the Trust and XX funds in the Fund Complex (as described below).

In his role as lead independent Trustee, Mr. Sullivan, among other things: (i) presides over board meetings in the absence of the Chairman of the Board; (ii) presides over executive sessions of the independent Trustees; (iii) along with the Chairman of the Board, oversees the development of agendas for Board meetings; (iv) facilitates dealings and communications between the independent Trustees and management and among the independent Trustees; and (v) has such other responsibilities as the Board or independent Trustees determine from time to time.

Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust. There is no stated term of office for the Trustees of the Trust; however, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER(DOB 08/17/46)—Chairman of the Board of Trustees* (since 1995)—President and Chief Executive Officer of the Trust, December 2005-present. SEI employee, 1974-present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated. President and Director of SEI Structured Credit Fund, LP. President and Chief Executive Officer of SEI Alpha Strategy Portfolios, LP, June 2007 to present. President and Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC, SEI Global Nominee Ltd, and SEI Alpha Strategy Portfolios, LP. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Covenant Funds.

WILLIAM M. DORAN(DOB 05/26/40)—Trustee** (since 1995)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, Counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia) Limited, SEI Global Nominee Ltd. and SEI Investments—Unit Trust Management (UK) Limited. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Covenant Funds.

Independent Trustees.

GEORGE J. SULLIVAN, JR.(DOB 11/13/42)—Trustee (since 1996)—Retired since January 2012. Self-employed Consultant, Newfound Consultants Inc., April 1997 to December 2011. Member of the independent review committee for SEI’s Canadian-registered mutual funds. Director of SEI Opportunity Fund, L.P. to 2010. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Covenant Funds.

NINA LESAVOY(DOB 07/24/57)—Trustee*** (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Covenant Funds.

* Mr. Nesher is a Trustee deemed to be an “interested” person of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

** Mr. Doran is a Trustee deemed to be an “interested” person of the Funds (as that term is defined in the 1940 Act) by virtue of his relationship with SEI.

*** Ms. Lesavoy is a Trustee who may be deemed to be “interested” persons (as that term is defined in the 1940 Act) of the Large Cap Fund by virtue of her beneficial interest in securities issued by a controlling person of Brown Advisory, the Sub-Adviser who manages the assets of that Fund.

JAMESM.WILLIAMS(DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Covenant Funds.

MITCHELL A. JOHNSON(DOB 03/01/42)—Trustee (since 2007)—Retired. Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997. Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Covenant Funds.

HUBERT L. HARRIS, JR.(DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer, INVESCO North America, August 2003-December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc., January 1998-August 2003. Director of AMVESCAP PLC from 1993-2004. Director, Colonial Banc Group, Inc., 2003-2009. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. (nonprofit corporation), 2007-2009, and member of the Executive Committee, 2003-2011; currently emeritus trustee. Director, Aaron’s Inc., August 2012-present. Member of the Board of Councilors of the Carter Center (nonprofit corporation). Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Covenant Funds.

Individual Trustee Qualifications. The Trust has concluded that each of the Trustees should serve on the Board because of their ability to review and understand information about the Funds provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management and other service providers regarding material factors bearing on the management and administration of the Funds and to exercise their business judgment in a manner that serves the best interests of the Funds’ shareholders. The Trust has concluded that each of the Trustees should serve as a Trustee based on their own experience, qualifications, attributes and skills as described below.

The Trust has concluded that Mr. Nesher should serve as Trustee because of the experience he has gained in his various roles with SEI Investments Company, which he joined in 1974, his knowledge of and experience in the financial services industry, and the experience he has gained serving as Trustee of the Trust since 1995.

The Trust has concluded that Mr. Doran should serve as Trustee because of the experience he gained serving as a Partner in the Investment Management and Securities Industry Practice of a large law firm, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Trust since 1995.

The Trust has concluded that Mr. Sullivan should serve as Trustee because of the experience he gained as a certified public accountant and financial consultant, his experience in and knowledge of public company accounting and auditing and the financial services industry, the experience he gained as an officer of a large financial services firm in its operations department, and the experience he has gained serving as Trustee of the Trust since 1996.

The Trust has concluded that Ms. Lesavoy should serve as Trustee because of the experience she gained as a Director of several private equity fundraising firms and marketing and selling a wide range of investment products to institutional investors, her experience in and knowledge of the financial services industry, and the experience she has gained serving as Trustee of the Trust since 2003.

The Trust has concluded that Mr. Williams should serve as Trustee because of the experience he gained as Chief Investment Officer of a non-profit foundation, the President of an investment management firm, the President of a registered investment company and the Manager of a public company’s pension assets, his experience in and knowledge of the financial services industry, and the experience he has gained serving as Trustee of the Trust since 2004.

The Trust has concluded that Mr. Johnson should serve as Trustee because of the experience he gained as a senior vice president, corporate finance, of a Fortune 500 Company, his experience in and knowledge of the financial services and banking industries, the experience he gained serving as a director of other mutual funds, and the experience he has gained serving as Trustee of the Trust since 2007.

The Trust has concluded that Mr. Harris should serve as Trustee because of the experience he gained as Chief Executive Officer and Director of an investment management firm, the experience he gained serving on the Board of a public company, his experience in and knowledge of the financial services and banking industries, and the experience he has gained serving as Trustee of the Trust since 2008.

In its periodic assessment of the effectiveness of the Board, the Board considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board’s overall composition so that the Board, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Funds. Moreover, references to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise or experience, and shall not be deemed to impose any greater responsibility or liability on any such person or on the Board by reason thereof.

Board Standing Committees. The Board has established the following standing committees:

• Audit Committee. The Board has a standing Audit Committee that, with the exception of Mr. Harris, is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: (i) recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; (ii) reviewing the independent auditor’s compensation, the proposed scope and terms of its engagement and the firm’s independence; (iii) pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; (iv) serving as a channel of communication between the independent auditor and the Trustees; (v) reviewing the results of each external audit, including any qualifications in the independent auditor’s opinion, any related management letter, management’s responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; (vi) reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; (vii) considering, in consultation with the independent auditor and the Trust’s senior internal accounting executive, if any, the independent auditor’s report on the adequacy of the Trust’s internal financial controls; (viii) reviewing, in consultation with the Trust’s independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and (ix) other audit-related matters. In addition, the Audit Committee is responsible for the oversight of the Trust’s compliance program. Messrs. Sullivan, Williams, Johnson and Harris, and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met XX (XX) times during the Trust’s most recently completed fiscal year.

• Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board’s delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets periodically, as necessary, and met XX (XX) times during the Trust’s most recently completed fiscal year.

• Governance Committee. The Board has a standing Governance Committee that, with the exception of Mr. Harris, is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: (i) considering and reviewing Board governance and compensation issues; (ii) conducting a self assessment of the Board’s operations; (iii) selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of “interested” (as defined under the 1940 Act) Trustee candidates; and (iv) reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust’s offices. Messrs. Sullivan, Williams, Johnson and Harris, and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met XX (XX) times during the Trust’s most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of each of the Funds and shares of funds in the Fund Complex as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities and Exchange Act of 1934 (the “1934 Act”). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)**
Interested
Mr. Nesher	XX	XX

Mr. Doran	XX	XX

Independent
Mr. Sullivan	XX	XX
Ms. Lesavoy***	XX	XX
Mr. Williams	XX	XX
Mr. Johnson	XX	XX
Mr. Harris	XX	XX

* Valuation date is December 31, 2012.

** The Fund Complex currently consists of XX portfolios of the following trusts: SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Alpha Strategy Portfolios, LP, Adviser Managed Trust and New Covenant Funds.

*** Ms. Lesavoy is a Trustee who may be deemed to be “interested” persons (as that term is defined in the 1940 Act) of the Large Cap Fund by virtue of her beneficial interest in securities issued by a controlling person of Brown Advisory, the Sub-Adviser who manages the assets of that Fund.

Board Compensation. The Trust and the Fund Complex paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	N/A		N/A	N/A	N/A
Mr. Doran	N/A		N/A	N/A	N/A
Independent
Mr. Sullivan	$	XX	XX	XX	$	XX
Ms. Greco*	$	XX	XX	XX	$	XX
Ms. Lesavoy**	$	XX	XX	XX	$	XX
Mr. Williams	$	XX	XX	XX	$	XX
Mr. Johnson	$	XX	XX	XX	$	XX
Mr. Harris	$	XX	XX	XX	$	XX

*Ms. Greco resigned from the Board of Trustees as of March 29, 2013

** Ms. Lesavoy is a Trustee who may be deemed to be “interested” persons (as that term is defined in the 1940 Act) of the Large Cap Fund by virtue of her beneficial interest in securities issued by a controlling person of Brown Advisory, the Sub-Adviser who manages the assets of that Fund.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Institutional Investments Trust, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Russell Emery, the Chief Compliance Officer (“CCO”) of the Trust, receives compensation from the Trust for his services. The Trust’s CCO serves in the same capacity for the other SEI trusts included in the Fund Complex, and the Trust pays its pro rata share of the aggregate compensation payable to the CCO for his services. Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor or until earlier resignation or removal.

ROBERT A. NESHER(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading “Interested Trustees.”

TIMOTHY D. BARTO(DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Secretary of SEI Institutional Transfer Agent, Inc. since 2009. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001.

PETER A. RODRIGUEZ(DOB 1/18/62)—Controller and Chief Financial Officer (since 2011)—Director, Funds Accounting, SEI Investments Global Funds Services since March 2011, September 2002 to March 2005 and 1997-2002. Director, Mutual Fund Trading, SEI Private Trust Company, May 2009 to February 2011. Director, Asset

Data Services, Global Wealth Services, June 2006 to April 2009. Director, Portfolio Accounting, SEI Investments Global Funds Services, March 2005 to June 2006.

STEPHEN G. MACRAE(DOB 12/08/67)—Vice President (since 2012)—Director of Global Investment Product Management, January 2004 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of Adviser Managed Trust since December 2010. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Chief Compliance Officer of New Covenant Funds since February 2012.

AARON C. BUSER(DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007.

DAVID F. MCCANN(DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SEI Institutional Transfer Agent, Inc. since 2009. Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008.

EDWARD MCCUSKER(DOB 11/18/83)—Anti-Money Laundering Compliance Officer and Privacy Officer (since 2013).  Compliance Manager of SEI Investments Company, May 2011-April 2013.  Project Manager and AML Operations Lead of SEI Private Trust Company, September 2010-May 2011.  Private Banking Client Service Professional of SEI Private Banking and Trust September 2008-September 2010.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board’s general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund’s best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the “Procedures”). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a “Client”). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the “Service”) to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the “Guidelines”) approved by SIMC’s Proxy Voting Committee (the “Committee”). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting (and for management proposals to do so) and shareholder social, workforce and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. The Guidelines provide that SIMC will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service’s recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the

Service’s recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client’s consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., “echo vote” or “mirror vote”).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC’s Procedures and Guidelines or information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456 or on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator’s determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights that are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (i) such securities are appropriate for the Fund at the time of the exchange; (ii) such securities are acquired for investment and not for resale; (iii) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act or otherwise; (iv) such securities are traded on the American Stock Exchange, the New York Stock Exchange (“NYSE”) or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (v) the securities may be acquired under the investment restrictions applicable to the Fund.

It is currently the Trust’s policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of readily marketable securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust’s net assets.

A gain or loss for federal income tax purposes may be realized by a taxable shareholder upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Trust redeemed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the Funds’ securities is not reasonably practicable or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, SIMC, the Administrator, the Distributor, the Sub-Advisers and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Use of Third-Party Independent Pricing Agents. The Funds’ Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not described in the Funds’ Prospectus. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders and the discussion here and in the Funds’ Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

Qualification as a Regulated Investment Company and Taxation of the Funds. Each Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other Funds. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is timely distributed to shareholders. In order to qualify for treatment as a RIC, a Fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a qualified publicly traded partnership (the “Qualifying Income Test”); (ii) at the close of each quarter of a Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

If a Fund fails to satisfy the qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period. If a Fund fails to qualify as a RIC for any year, and the relief provisions are not available, all of its income will be subject to federal income tax at regular corporate rates without any deduction for distributions to shareholders. In such case, its shareholders would be taxed as if they received ordinary dividends, although corporate shareholders could be eligible for the dividends received deduction and individuals may be able to benefit from the lower tax rates available to qualified dividend income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

For taxable years beginning after December 22, 2010, a Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

The treatment of capital loss carryovers for RIC is similar to the rules that apply to capital loss carryovers of individuals and provide that such losses are carried over by a Fund indefinitely. Thus, if a Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010, the excess of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of such Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Different rules apply to pre-enactment net capital losses which can only be carried forward to offset capital gains realized during the eight years following the year of the loss and are treated as a short-term capital loss in the year to which it is carried. Certain transition rules require post-enactment capital losses to be utilized first, which, depending on the circumstances for a Fund, may result in the expiration of unused pre-enactment losses. In addition, the carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code. For more information about the amount of capital loss carry-forwards for the most recent fiscal year, please refer to the Annual Report of the Funds.

Excise Taxes. Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98.2% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that such tax will be completely eliminated. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Fund Distributions. If you are subject to tax, distributions of net short-term capital gains will be taxable to you as ordinary income. In general, distributions by a Fund of investment company taxable income, if any, whether received in cash or additional shares, will be taxable to you as ordinary income (to the extent of the current or accumulated earnings and profits of the Fund). All or a portion of these distributions (excluding net short-term capital gains) may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 20% (lower rates apply to individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). In order for the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to the Fund’s shares. Distributions received by a Fund from another RIC (including an ETF that is taxable as a RIC) will be treated as qualified dividend income only to the extent so designated by such RIC. If you lend your Fund Shares, such as pursuant to securities lending arrangement, you may lose the ability to treat dividends (paid while the Shares are held by the borrower) as qualified dividend income. For non-corporate shareholders, long-term capital gains are taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

A Fund will inform you of the amount of your ordinary income dividends, qualified dividend income and capital gain distributions shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual percentage of such income earned during the period of your investment in the Fund.

In the case of corporate shareholders, Fund distributions (other than capital gains distributions) generally qualify for the dividends-received deduction to the extent of the gross amount of qualifying dividends received by the Fund for the year. Generally, and subject to certain limitations (including certain holding period limitations), a dividend will be treated as a qualifying dividend if it has been received from a domestic corporation. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

A dividend or distribution received shortly after the purchase of shares reduces the net asset value of the shares by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the shareholder. If the net asset value of shares were reduced below the shareholder’s cost by dividends or distributions representing gains realized on sales of securities, such dividends or distributions would be a return of investment, though taxable to the shareholder in the same manner as other dividends or distributions.

Dividends declared to shareholders of record in October, November or December and actually paid in January of the following year will be treated as having been received by shareholders on December 31 of the calendar year in which declared. Under this rule, therefore, a shareholder may be taxed in one year on dividends or distributions actually received in January of the following year.

Beginning January 1, 2013, U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) are subject to a new 3.8% Medicare contribution tax on their “net investment income,” including interest, dividends and capital gains (including capital gains realized on the sale or exchange of shares of a Fund).

Saleor Exchange of Shares. If you are subject to tax, any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as a short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. In addition, the loss realized on a sale or other disposition of shares will be disallowed to the extent a shareholder repurchases (or enters into a contract or option to repurchase) shares within a period of 61 days (beginning 30 days before and ending 30 days after the disposition of the shares). This loss disallowance rule will apply to shares received through the reinvestment of dividends during the 61-day period.

Each Fund (or its administrative agent) must report to the Internal Revenue Service (“IRS”) and furnish to shareholders the cost basis information for shares purchased on or after January 1, 2012, and sold on or after that date. In addition to reporting the gross proceeds from the sale of its shares, each Fund (or its administrative agent) is also required to report the cost basis information for such shares and indicate whether these shares had a short-term or long-term holding period. For each sale of its shares, each Fund will permit its shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election, each Fund will use the method that has been communicated to you. The cost basis method elected by shareholders (or the cost basis method applied by default) for each sale of a Fund’s shares may not be changed after the settlement date of each such sale of a Fund’s shares. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the cost basis reporting law applies to them. The requirement to only report the gross proceeds from the sale of a Fund’s shares continues to apply to all Fund shares acquired through December 31, 2011, and sold on and after that date.

Foreign Taxes. Dividends and interest received by a Fund from foreign sources may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and intends to, file an election with the IRS that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder’s federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and United States possessions.

Foreign tax credits, if any, received by a Fund as a result of an investment in another RIC (including an ETF which is taxable as a RIC) will not be passed through to you unless the Fund qualifies as a “qualified fund-of-funds” under the Code. If a Fund is a “qualified fund-of-funds” it will be eligible to file an election with the IRS that will enable the Fund to pass along these foreign tax credits to its shareholders. A Fund will be treated as a “qualified fund-of-funds” under the Code if at least 50% of the value of the Fund’s total assets (at the close of each quarter of the Fund’s taxable year) is represented by interests in other RICs.

Federal Tax Treatment of Certain Fund Investments. A Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to a Fund and/or defer such Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by such Fund.

The Multi-Asset Real Return Fund has secured an opinion of counsel, based on customary representations, concluding that the income generated from its investment in its Subsidiary, which invests in commodity-linked derivatives, should be “qualifying income” for RIC qualification purposes, to the extent distributions are made to the Fund by the Subsidiary. In July 2011, the IRS suspended the issuance of private letter rulings regarding the investment by RICs into controlled foreign corporations which principally invest in commodities, such as the Subsidiary, indicating that it was reconsidering its policies surrounding the issuance of these rulings. The IRS subsequently stated that it intends to issue public guidance regarding the use of controlled foreign corporations by RICs to indirectly invest in commodities. It is unclear whether this guidance will continue to permit or somehow restrict the distributions from controlled foreign corporations to be treated as “qualifying income” for purposes of the RIC qualification rules. The IRS, however, has informally indicated that any guidance regarding the treatment of distributions from controlled foreign corporations will be prospective in application and provide for transition periods for affected RICs.  If, however, the IRS does not provide prospective relief and/or transition periods for any public guidance it may issue, there is a risk that the IRS could assert that the income of the Subsidiary imputed for income tax purposes to the Multi-Asset Real Return Fund will not be considered “qualifying income” for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. Also, if the IRS does issue public guidance that results in an adverse determination relating to the treatment of income and gain to the Fund from controlled foreign corporations such as the Subsidiary, the Fund would likely need to significantly change its investment strategies, which could adversely affect the Fund.

A Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year, as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indices required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by such Fund. It is anticipated that any net gain realized from the closing out of futures or options contracts that are securities will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the “Qualifying Income Test” described above in the paragraph discussing the requirements for qualification as a RIC. A Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of a Fund’s fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments and shareholders are advised on the nature of the distributions.

A Fund’s transactions in foreign currencies and forward currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by such Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. Most foreign exchange gains realized on the sale of foreign stocks and securities are treated as ordinary income by the Fund. Each Fund must make certain distributions in order to qualify as a RIC and the timing of and character of transactions such as foreign currency-related gains and losses may result in a Fund paying a distribution treated as a return of capital. Such a distribution is nontaxable to the extent of the recipient’s basis in its shares. Accordingly, in order to avoid certain income and excise taxes, each Fund may be required to liquidate its investments at a time when the investment advisor might not otherwise have chosen to do so.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will be subject to one of the following special tax regimes: (i) the Fund would be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the PFIC, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

If a Fund invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if a Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which will generally be prior to the receipt of the corresponding cash payments. However, each Fund must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or may have to leverage itself by borrowing cash to satisfy distribution requirements.

A Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless such Fund elects to include the market discount in income as it accrues as discussed above.

Tax-Exempt Shareholders. Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by its tax-exempt shareholders. However, notwithstanding the foregoing, the tax-exempt shareholder could realize UBTI by virtue of an investment in a Fund where, for example: (i) the Fund invests in residual interests of Real Estate Mortgage Investment Conduits (REMICs); (ii) the Fund invests in a REIT that is a taxable mortgage pool (TMP) or that has a subsidiary that is TMP or that invests in the residual interest of a REMIC; or (iii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult with their tax advisors regarding these issues.

Backup Withholding. A Fund will be required in certain cases to withhold, at a rate of 28%, and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (i) has provided the Fund either an incorrect tax identification number or no number at all; (ii) is subject to backup withholding by the IRS for failure to properly report payments of interest or dividends; (iii) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (iv) has failed to certify to the Fund that the shareholder is a U.S. person (including a resident alien).

Non-U.S. Shareholders. If you are not a citizen or permanent resident of the United States, a Fund’s ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies or unless such income is effectively connected with a U.S. trade or business. The Fund may, under certain circumstances, designate all or a portion of a dividend as an “interest-related dividend” that if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, provided that certain other requirements are met. A Fund may also, under certain circumstances, designate all or a portion of a dividend as a “qualified short-term capital gain dividend,” which if received by a nonresident alien or foreign entity would generally be exempt from the 30% U.S. withholding tax, unless the foreign person is a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year. The withholding exemptions for “interest related dividends” and “qualified short-term capital gain dividends” apply to dividends with respect to taxable years of the Fund beginning before January 1, 2014.

A U.S. withholding tax at a 30% rate will be imposed on dividends beginning after June 30, 2014 (and proceeds of sales in respect of Fund shares received by Fund shareholders beginning after December 31, 2016) for shareholders who own their shares through foreign accounts or foreign intermediaries if certain disclosure requirements related to U.S. accounts or ownership are not satisfied.

In order for a foreign investor to qualify for an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Funds should consult their tax advisors in this regard. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax, in addition to the federal income tax consequences referred to above. If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

Non-U.S. Investors are encouraged to consult their tax advisor prior to investing in a Fund.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, generally, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC such as a Fund are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all RICs. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

State Taxes. It is expected that each Fund will not be liable for any corporate excise, income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes.

Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting an investment in Fund shares.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investment in GNMA or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are generally different for corporate shareholders.

Shareholders should consult their own tax advisors regarding the effect of federal, state and local taxes affecting an investment in Fund shares.

FUND PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker or dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust’s policy to seek to obtain the best net results, taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities and the firm’s risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily pay the lowest spread or commission available. The Trust will not purchase fund securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The money market securities in which a Fund invests are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the advisers will deal directly with the broker-dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such broker-dealers usually act as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve brokerage commissions, dealer spreads or underwriting discounts, transfer taxes or other direct transaction expenses.

It is expected that the Funds may execute a substantial portion of their brokerage or other agency transactions through the Distributor, a registered broker-dealer, for a commission, in conformity with the 1940 Act, the 1934 Act and rules of the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting fund transactions for a Fund on an exchange. These provisions further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In addition, a Fund may direct commission business to one or more designated broker-dealers, including the Distributor, in connection with such broker-dealer’s payment of certain of the Fund’s expenses. The Trustees, including those who are not “interested persons” (as defined under the 1940 Act) of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Exchange Act (“Section 28(e)”) permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, an adviser may receive brokerage and research services in connection with certain riskless principal transactions, as defined by the Rules of the Financial Industry Regulatory Authority (“FINRA”), and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic or institutional areas and information that assists in the valuation and pricing of investments. Examples of research-oriented services for which an adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis.

An adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the advisers under the Investment Advisory Agreements. Any advisory, sub-advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases, the advisers receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, an adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while an adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, an adviser faces a potential conflict of interest, but an adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. FINRA has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

The advisers, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund’s portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the “CR Program”). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of a Fund’s portfolio transactions through the CR Program. Under the CR Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the CR Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Prospectus, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund’s total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the CR Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the CR Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund’s portfolio when there is a change in Sub-Adviser(s) in the Fund or a reallocation of assets among the Fund’s Sub-Adviser(s). An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust’s policy to achieve best net results and must comply with the Trust’s procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

Certain information about the Funds’ brokerage activities, including brokerage activities with affiliated brokers, for the fiscal years ended May 31, 2011, 2012 and 2013, is set forth below:

	Total $ Amount of Brokerage Commissions Paid (000)					Total $ Amount of Brokerage Commissions Paid to Affiliated Brokers (000)					% of Total Brokerage Commissions Paid to the Affiliated Brokers		% of Total Brokerage Transactions Effected Through Affiliated Brokers
Fund	2011	2012		2013		2011	2012		2013		2013		2013
Large Cap Fund	$1,289	$1,172		$	XX	$68	$119		$	XX	XX	%	XX	%
Large Cap Diversified Alpha Fund	$428	$346		$	XX	$41	$25		$	XX	XX	%	XX	%
Large Cap Index Fund	$53	$70		$	XX	$14	$16		$	XX	XX	%	XX	%
World Equity Ex-US Fund	$6,994	$5,518		$	XX	$423	$411		$	XX	XX	%	XX	%
Screened World Equity Ex-US Fund	$121	$64		$	XX	$10	$6		$	XX	XX	%	XX	%
High YieldBond Fund	$4	$3		$	XX	$0	$0		$	XX	XX	%	XX	%
Real Return Fund	$4	$1		$	XX	$0	$0		$	XX	XX	%	XX	%
Multi-Asset Real Return Fund	*	85	†	$	XX	*	0	†	$	XX	XX	%	XX	%

* Not in operation during such period.

† Commenced operations on July 29, 2011.

The portfolio turnover rate for the Large Cap Fund, Large Cap Diversified Alpha Fund, Large Cap Index Fund, World Equity Ex-US Fund, Screened World Equity Ex-US Fund, High Yield Bond Fund, Real Return Fund and Multi-Asset Real Return Fund for the fiscal years ended May 31, 2012 and 2013 was as follows:

	Turnover Rate
Fund	2012	2013
Large Cap Fund	83%	XX	%
Large Cap Diversified Alpha Fund	101%	XX	%
Large Cap Index Fund	12%	XX	%
World Equity Ex-US Fund	56%	XX	%
Screened World Equity Ex-US Fund	76%	XX	%
High YieldBond Fund	50%	XX	%
Real Return Fund	96%	XX	%
Multi-Asset Real Return Fund	58%†	XX	%

† Commenced operations on July 29, 2011.

The Trust is required to identify any securities of its “regular broker dealers” (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. Certain information about these issuers is set forth below, as of May 31, 2013:

[To be updated]

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds’ portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the “Portfolio Holdings Website”). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after each month end, a list of all portfolio holdings in each Fund (except the Multi-Asset Real Return Fund) as of the end of such month shall be made available on the Portfolio Holdings Website. A list of all the portfolio holdings in the Multi-Asset Real Return Fund as of the end of each month shall be made available on the Portfolio Holdings Website five calendar days after the end of the following month. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the fifth calendar day of the thirteenth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust’s officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds’ Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds’ third-party independent pricing agents, the Funds’ legal counsel and the Funds’ independent registered public accounting firm, as well as to state and federal regulators and government agencies and as otherwise required by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds’ policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCLOSURE OF UNAUDITED BALANCE SHEET INFORMATION

An unaudited balance sheet for the Funds can be obtained on the Internet at the following address: http://www.seic.com/prospectus (the access code for this information is SIIT-BAL). This unaudited balance sheet reflects figures from the previous month end. The information will be updated on the last day of each month, with the exception of May 31 (Annual Report date) and November 30 (Semi-Annual Report date).

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of such series. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of Trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus or this SAI states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the affected Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the affected Fund’s outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust: (i) contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees; and (ii) provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of [DATE], the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who own of record or beneficially more than 25% of a Fund’s outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency, or custodial customers.

[Control Persons to be updated]

MASTER/FEEDER OPTION

The Trust may, in the future, seek to achieve any Fund’s investment objective by investing all of that Fund’s assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. It is expected that any such investment company would be managed by SIMC in substantially the same manner as the existing Fund. The initial shareholder(s) of each Fund voted to vest such authority in the sole discretion of the Trustees and such investment may be made without further approval of the shareholders of the Funds. However, shareholders of the Funds will be given at least 30 days’ prior notice of any such investment. Such investment would be made only if the Trustees determine it to be in the best interests of a Fund and its shareholders. In making that determination the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. Although the Funds believe that the Trustees will not approve an arrangement that is likely to result in higher costs, no assurance is given that costs will be materially reduced if this option is implemented.

CUSTODIANS

U.S. Bank National Association (“U.S. Bank”), 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Large Cap, Large Cap Diversified Alpha, Large Cap Index, High Yield Bond and Real Return Funds. Brown Brothers Harriman & Co. (“BBH”), 40 Water Street, Boston, Massachusetts, 02109-3661, acts as wire agent and custodian for the assets of the World Equity Ex-US, Screened World Equity Ex-US and Multi-Asset Real Return Funds. U.S. Bank and BBH hold cash, securities and other assets of the respective Funds for which they act as custodian as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[      ], located at [     ], serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS
DESCRIPTION OF CORPORATE BOND RATINGS
MOODY’S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s sovereign rating. Such branch obligations are rated at the lower of the bank’s rating or Moody’s sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and either the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody’s ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR’S RATING DEFINITIONS

A Standard & Poor’s corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1) Likelihood of default. The rating assesses the obligor’s capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2) The obligation’s nature and provisions.

(3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors’ rights.

Likelihood of default is indicated by an issuer’s senior debt rating. If senior debt is not rated, as implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated “BB”, “B”, “CCC”, “CC”, and “C” is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. “BB” indicates the least degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated “BB” has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB-” rating.

B Debt rated “B” has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The “B” rating category also is used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC Debt rated “CCC” has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category also is used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC The rating “CC” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC” rating.

C The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D Debt is rated “D” when the issue is in payment default, or the obligor has filed for bankruptcy. The “D” rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (—): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter “L” indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

*Continuance of the rating is contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer’s actual or implied senior debt rating is “AAA”, its subordinated or junior debt is rated “AAA” or “AA+”. If an issuer’s actual or implied senior debt rating is lower than “AAA” but higher than “BB+”, its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is “A”, subordinated debt normally would be rated “A—“. If an issuer’s actual or implied senior debt rating is “BB+” or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and Speculative Grades

The term “investment grade” was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, “AAA”, “AA”, “A”, “BBB”, generally are recognized as being investment grade. Debt rated “BB” or below generally is referred to as speculative grade. The term “junk bond” is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH’S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. “AA” ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. “A” ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. “BBB” ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A “CC” rating indicates that default of some kind appears probable. “C” ratings signal imminent default.

DDD, DD, D Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. “DDD” obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. “DD” indicates potential recoveries in the range of 50%-90%, and “D” the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated “DDD” have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated “DD” and “D” are generally undergoing a formal reorganization or liquidation process; those rated “DD” are likely to satisfy a higher portion of their outstanding obligations, while entities rated “D” have a poor prospect for repaying all obligations.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

MOODY’S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.

• High rates of return on funds employed.

• Conservative capitalization structures with moderate reliance on debt and ample asset protection.

• Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

• Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P’S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH’S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

F1 Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

SEI INSTITUTIONAL INVESTMENTS TRUST

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)  Registrant's Declaration of Trust, dated March 1, 1995, is herein incorporated by reference to Exhibit (1) of Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the Securities and Exchange Commission ("SEC") on March 10, 1995.

(b)  Amended and Restated By-Laws, dated September 13, 2011, are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement, dated June 14, 1996, between the Trust and SEI Investments Management Corporation ("SIMC") (formerly "SEI Financial Management Corporation") is herein incorporated by reference to Exhibit (5)(a) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997.

(d)(2)  Amended Schedule B, as last revised March 27, 2012, to the Investment Advisory Agreement, dated June 14, 1996, between the Trust and SIMC is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 28, 2012.

(d)(3)  Investment Advisory Agreement, dated March 27, 2013, between DAA Commodity Strategy Ltd. and SIMC is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 30, 2013.

(d)(4)  Investment Advisory Agreement, dated March 27, 2013, between MARR Commodity Strategy Ltd. and SIMC is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 30, 2013.

(d)(5)  Investment Sub-Advisory Agreement, dated April 2, 2009, between SIMC and Acadian Asset Management LLC with respect to the International Equity and World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(6)  Amended Schedules A and B, dated March 29, 2010, to the Investment Sub-Advisory Agreement, dated April 2, 2009, between SIMC and Acadian Asset Management LLC with respect to the International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(91) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(7)  Amendment, dated January 6, 2012, to the Investment Sub-Advisory Agreement, dated April 2, 2009, with Amended Schedules A and B, dated March 29, 2010, between SIMC and Acadian Asset Management LLC with respect to the International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 13, 2012.

(d)(8)  Investment Sub-Advisory Agreement, dated June 22, 2011, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Real Return Fund is herein incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(d)(9)  Amendment, dated September 14, 2011, and Amended Schedules A and B, as last revised September 14, 2011, to the Investment Sub-Advisory Agreement, dated June 22, 2011, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Real Return, Small Cap and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(10)  Amended Schedule A, as last revised March 28, 2012, to the Investment Sub-Advisory Agreement, dated June 22, 2011, as amended September 14, 2011, between SIMC and AllianceBernstein L.P. with respect to the Multi-Asset Real Return, Small Cap, Small/Mid Cap Equity and Small Cap II Funds are herein incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 28, 2012.

(d)(11)  Amended Schedule B, as last revised June 29, 2012, to the Investment Sub-Advisory Agreement, dated June 22, 2011, between SIMC and AllianceBerstein L.P. with respect to the Multi-Asset Real Return, Small Cap, Small/Mid Cap Equity and Small Cap II Funds is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(d)(12)  Investment Sub-Advisory Agreement, dated January 2, 2013, between SIMC and Analytic Investors, LLC with respect to the Large Cap Disciplined Equity and U.S. Managed Volatility Funds is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013.

(d)(13)  Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(88) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(14)  Amended Schedules A and B, as last revised March 28, 2012, to the Investment Sub-Advisory Agreement, dated July 8, 2009, between SIMC and AQR Capital Management, LLC with respect to the Large Cap, Small Cap and Small Cap II Funds are herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 28, 2012.

(d)(15)  Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(107) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(d)(16)  Amended Schedules A and B, dated May 21, 2009, to the Investment Sub-Advisory Agreement, dated March 30, 2007, between SIMC and Ares Management LLC with respect to the High Yield Bond and Opportunistic Income (f/k/a Enhanced LIBOR Opportunities) Funds are herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(17)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP) with respect to the Large Cap and Large Cap Value Funds is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(18)  Amended Schedules A and B, as last revised December 17, 2008, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP with respect to the Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(d)(19)  Amended Schedule B, as last revised September 20, 2012, to the Investment Sub-Advisory Agreement dated July 1, 2003, between SIMC and AJO, LP with respect to the Multi-Asset Real Return, Small Cap, Small/Mid Cap Equity and Small Cap II Funds is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(d)(20)  Amendment, dated December 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and AJO, LP with respect to the Large Cap Diversified Alpha, Large Cap and U.S. Managed Volatility Funds are herein incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 13, 2012.

(d)(21)  Investment Sub-Advisory Agreement, dated March 26, 1999, between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on July 16, 1999.

(d)(22)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated March 26, 1999, between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(23)  Investment Sub-Advisory Agreement, dated November 28, 2005, between SIMC and Ashmore Investment Management Ltd with respect to the Emerging Markets Equity and Emerging Markets Debt Funds is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(24)  Amended Schedules A and B, as last revised April 20, 2007, to the Investment Sub-Advisory Agreement, dated November 28, 2005, between SIMC and Ashmore Investment Management Ltd with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(d)(25)  Investment Sub-Advisory Agreement, dated March 31, 2009, between SIMC and Brigade Capital Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(26)  Investment Sub-Advisory Agreement, dated September 27, 2010, between SIMC and Brown Advisory LLC (f/k/a Brown Investment Advisory Incorporated) with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(d)(27)  Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between Delaware Investments Fund Advisers, a series of Delaware Management Business Trust and SIMC, with respect to the Large Cap, Large Cap Diversified Alpha and Emerging Markets Equity Funds is filed herewith.

(d)(28)  Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between Delaware Investments Fund Advisers, a series of Delaware Management Business Trust and SIMC, with respect to High Yield Bond Fund is filed herewith.

(d)(29)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and EARNEST Partners LLC with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2011.

(d)(30)  Investment Sub-Advisory Agreement, dated June 29, 2012, between SIMC and Fiduciary Management Associates, LLC with respect to the Small Cap II Fund is herein incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(d)(31)  Investment Sub-Advisory Agreement, dated March 26, 2009, between SIMC and Guggenheim Partners Investment Management, LLC with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(d)(32)  Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Income Research & Management with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(94) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(33)  Amended Schedules A and B, as last revised April 4, 2012, to the Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Income Research & Management with respect to the Long Duration and Long Duration Corporate Bond Funds are herein incorporated by reference to Exhibit (d)(43) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 24, 2012.

(d)(34)  Investment Sub-Advisory Agreement, dated August 28, 2003, between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(35)  Amended Schedule A, as last revised January 4, 2011, to the Investment Sub-Advisory Agreement, dated August 28, 2003, between SIMC and INTECH Investment Management LLC with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha and International Equity Funds is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 21, 2011.

(d)(36)  Amended Schedule B, as last revised June 30, 2011, to the Investment Sub-Advisory Agreement, dated August 28, 2003, between SIMC and INTECH Investment Management LLC with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha and International Equity Funds is herein incorporated by reference to Exhibit (d)(46) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(37)  Amendment, dated January 20, 2012, to the Investment Sub-Advisory Agreement, dated August 28, 2003, between SIMC and INTECH Investment Management LLC with respect to the Large Cap Disciplined Equity, Large Cap Diversified Alpha, Large Cap and International Equity Funds is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(d)(38)  Investment Sub-Advisory Agreement, dated January 1, 2011, between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(d)(39)  Amendment, dated October 5, 2011, to the Investment Sub-Advisory Agreement, dated January 1, 2011, between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 10, 2011.

(d)(40)  Investment Sub-Advisory Agreement, dated June 21, 2013, between SIMC and Investec Asset Management Ltd., the parent company of Investec Asset Management US Ltd., with respect to the Emerging Markets Debt Fund is filed herewith.

(d)(41)  Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund is herein incorporated by reference to Exhibit (d)(95) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(42)  Amended Schedules A and B, as last revised March 24, 2011, to the Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, Core Fixed Income and Small Cap Funds are herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(d)(43)  Amendment, dated January 25, 2012, to the Investment Sub-Advisory Agreement, dated October 3, 2005, between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, Core Fixed Income and Small Cap Funds is herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(d)(44)  Investment Sub-Advisory Agreement, dated July 13, 2007, between SIMC and Janus Capital Management LLC with respect to the Small Cap and Small/Mid Cap [Equity] Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(45)  Amended Schedule B, dated July 1, 2011, to the Investment Sub-Advisory Agreement, dated July 13, 2007, between SIMC and Janus Capital Management LLC with respect to the Small Cap and Small/Mid Cap [Equity] Funds is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(46)  Investment Sub-Advisory Agreement, dated July 24, 2009, between SIMC and Jennison Associates LLC with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(89) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(47)  Amended Schedules A and B, as last revised March 28, 2012, to the Investment Sub-Advisory Agreement, dated July 24, 2009, between SIMC and Jennison Associates LLC with respect to the Long Duration, Core Fixed Income and Long Duration Corporate Bond Funds are herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 24, 2012.

(d)(48)  Investment Sub-Advisory Agreement, dated October 26, 2011, between SIMC and JO Hambro Capital Management Limited with respect to the World Equity Ex-US and Emerging Markets Equity Funds is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 10, 2011.

(d)(49)  Investment Sub-Advisory Agreement, dated September 20, 2012, between SIMC and Kleinwort Benson Investors International Ltd, with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013.

(d)(50)  Investment Sub-Advisory Agreement, dated March 29, 2010, between SIMC and Lazard Asset Management LLC with respect to the Emerging Markets Equity and Large Cap Disciplined Equity Funds is herein incorporated by reference to Exhibit (d)(95) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(51)  Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(52)  Amended Schedules A and B, as last revised March 28, 2012, to the Investment Sub-Advisory Agreement, dated July 21, 2009, between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap, Small/Mid Cap Equity and Small Cap II Funds are herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 28, 2012.

(d)(53)  Investment Sub-Advisory Agreement, dated September 15, 2011, between SIMC and Legal & General Investment Management America Inc. with respect to the Long Duration Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(54)  Amended Schedules A and B, as last revised March 30, 2012, to the Investment Sub-Advisory Agreement, dated September 15, 2011, between SIMC and Legal & General Investment Management America Inc. with respect to the Long Duration and Long Duration Corporate Bond Funds are herein incorporated by reference to Exhibit (d)(61) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 24, 2012.

(d)(55)  Investment Sub-Advisory Agreement, dated March 30, 2012, between SIMC and Logan Circle Partners, L.P. with respect to the Ultra Short Duration Bond Fund is herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 24, 2012.

(d)(56)  Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and LSV Asset Management with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (5)(k) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997.

(d)(57)  Amendment, dated July 1, 2003, to Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(58)  Schedule C, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and LSV Asset Management with respect to the Large Cap, Large Cap Value and Small Cap Funds is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003.

(d)(59)  Investment Sub-Advisory Agreement, dated December 15, 2003, between SIMC and LSV Asset Management with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(60)  Investment Sub-Advisory Agreement, dated November 30, 2010, between SIMC and LSV Asset Management with respect to the U.S. Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 21, 2011.

(d)(61)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management, Inc.) with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(d)(62)  Amended Schedules A and B, dated March 25, 2005, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management, Inc.) with respect to the International Equity and World Equity Ex-US Funds are herein incorporated by reference to Exhibit (d)(49) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(d)(63)  Amendment, dated December 12, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, with Amended Schedules A and B, as last revised March 25, 2005, between SIMC and McKinley Capital Management, LLC with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(68) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 13, 2012.

(d)(64)  Investment Sub-Advisory Agreement, dated October 31, 2007, between SIMC and McKinley Capital Management, LLC (f/k/a McKinley Capital Management, Inc.) with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(117) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 11, 2007.

(d)(65)  Amendment, dated December 12, 2011, to the Investment Sub-Advisory Agreement, dated October 31, 2007, between SIMC and McKinley Capital Management, LLC with respect to the Screened World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 13, 2012.

(d)(66)  Investment Sub-Advisory Agreement, dated February 6, 2013, between SIMC and Metropolitan West Asset Management LLC with respect to the Long Duration, Core Fixed Income and Long Duration Corporate Bond Funds is herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013.

(d)(67)  Investment Sub-Advisory Agreement, dated December 22, 2009, between SIMC and NFJ Investment Group LLC with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(97) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(68)  Amended Schedule B, as last revised December 5, 2012, to the Investment Sub-Advisory Agreement, dated December 22, 2009, between SIMC and NFJ Investment Group LLC with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013.

(d)(69)  Investment Sub-Advisory Agreement, dated September 20, 2012, between SIMC and OppenheimerFunds, Inc. with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(d)(70)  Investment Sub-Advisory Agreement, dated August 3, 2007, between SIMC and PanAgora Asset Management Inc with respect to the Small/Mid Cap Equity, Small Cap and Emerging Markets Equity Funds is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(d)(71)  Amended Schedules A and B, as last revised June 30, 2011, to the Investment Sub-Advisory Agreement, dated August 3, 2007, between SIMC and PanAgora Asset Management Inc with respect to the Emerging Markets Equity Fund are herein incorporated by reference to Exhibit (d)(70) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(72)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC (f/k/a Prudential Investment Management, Inc.) with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(73)  Assignment and Assumption Agreement, dated July 1, 2004, between SIMC, Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(d)(74)  Amended Schedules A and B, as last revised July 8, 2009, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity are herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(d)(75)  Amendment, dated January 23, 2012, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Disciplined Equity Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(d)(76)  Investment Sub-Advisory Agreement, dated July 1, 2013, between SIMC and Robeco Investment Management, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds is filed herewith.

(d)(77)  Investment Sub-Advisory Agreement, dated May 14, 2002, between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(d)(78)  Amendment, dated July 1, 2003, to the Investment Sub-Advisory Agreement, dated May 14, 2002, between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(79)  Amended Schedule A, dated September 15, 2006, to the Investment Sub-Advisory Agreement, dated May 14, 2002, between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(d)(80)  Amended Schedule B, dated March 24, 2011, to the Investment Sub-Advisory Agreement, dated May 14, 2002, between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(d)(81)  Amendment, dated September 15, 2011, to the Investment Sub-Advisory Agreement, dated May 14, 2002, as amended July 1, 2003, with Amended Schedule A, dated September 15, 2006, and Amended Schedule B, dated March 24, 2011, between SIMC and Security Capital Research & Management Incorporated with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(82)  Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(45) of Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2003.

(d)(83)  Amended Schedule B, as last revised March 24, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 51 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(d)(84)  Amendment, dated September 15, 2011, to the Investment Sub-Advisory Agreement, dated July 1, 2003, with Amended Schedule B, as last revised March 24, 2011, between SIMC and Security Capital Research & Management Incorporated with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(85) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(85)  Investment Sub-Advisory Agreement, dated October 11, 2005, between SIMC and SSgA Funds Management, Inc. with respect to the Large Cap Index Fund is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(86)  Amended Schedules A and B, as last revised March 30, 2012, to the Investment Sub-Advisory Agreement, dated October 11, 2005, between SIMC and SSgA Funds Management, Inc. with respect to the Large Cap Index, Extended Market Index and Dynamic Asset Allocation Funds are herein incorporated by reference to Exhibit (d)(96) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 24, 2012.

(d)(87)  Investment Sub-Advisory Agreement, dated April 1, 2006, between SIMC and Stone Harbor Investment Partners LP with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(88)  Investment Sub-Advisory Agreement, dated December 21, 2009, between SIMC and Thornburg Investment Management Inc with respect to the World Equity Ex-US Fund is herein incorporated by reference to Exhibit (d)(82) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(d)(89)  Amended Schedule A, as last revised June 30, 2010, to the Investment Sub-Advisory Agreement, dated December 21, 2009, between SIMC and Thornburg Investment Management Inc with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(102) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(d)(90)   Amended Schedule B, as last revised December 31, 2012, to the Investment Sub-Advisory Agreement, dated December 21, 2009, between SIMC and Thornburg Investment Management Inc with respect to the World Equity Ex-US and Screened World Equity Ex-US Funds is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013.

(d)(91)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and Tocqueville Asset Management LP with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(92)  Investment Sub-Advisory Agreement, dated December 8, 2011, between SIMC and Timberline Asset Management LLC (f/k/a TW Asset Management LLC) with respect to the Small Cap Fund is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 13, 2012.

(d)(93)  Amended Schedules A and B, as last revised June 29, 2012, to the Investment Sub-Advisory Agreement, dated December 8, 2011, between SIMC and Timberline Asset Management LLC with respect to the Small Cap, Small Cap II and Small/Mid Cap Equity Funds are herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(d)(94)  Investment Sub-Advisory Agreement, dated June 24, 2011, between SIMC and Waddell & Reed Investment Management Co with respect to the Large Cap Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(d)(95)  Investment Sub-Advisory Agreement, dated December 15, 2003, between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity Fund is herein incorporated by reference to Exhibit (d)(52) of Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on February 5, 2004.

(d)(96)  Amended Schedules A and B, as last revised December 21, 2010, to the Investment Sub-Advisory Agreement, dated December 15, 2003, between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity, Opportunistic Income (f/k/a Enhanced LIBOR Opportunities), Real Return and Ultra Short Duration Bond Funds are herein incorporated by reference to Exhibit (d)(59) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 21, 2011.

(d)(97)  Amendment, dated April 10, 2012, to the Investment Sub-Advisory Agreement, dated December 15, 2003, with Amended Schedules A and B, as last revised December 21, 2010, between SIMC and Wellington Management Company, LLP with respect to the Small/Mid Cap Equity, Opportunistic Income (f/k/a Enhanced LIBOR Opportunities), Real Return and Ultra Short Duration Bond Funds is herein incorporated by reference to Exhibit (d)(110) of Post-Effective Amendment No. 65 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 24, 2012.

(d)(98)  Investment Sub-Advisory Agreement, dated September 30, 2003, between SIMC and Wells Capital Management Incorporated with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 14, 2003.

(d)(99)  Investment Sub-Advisory Agreement, dated December 10, 2010, between SIMC and WestEnd Advisors, LLC with respect to the Large Cap and Large Cap Diversified Alpha Funds is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 21, 2011.

(d)(100)  Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 033-58041), filed with the SEC on September 29, 1997.

(d)(101)  Schedule B, dated December 13, 1999, to the Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(d)(102)  Amendment, dated July 1, 2003, to Investment Sub-Advisory Agreement, dated June 14, 1996, between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2003.

(d)(103)  Investment Sub-Advisory Agreement, dated November 7, 2005, between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 14, 2006.

(d)(104)  Investment Sub-Advisory Agreement, dated December 13, 2010, between SIMC and William Blair & Company L.L.C. with respect to the Small Cap and Small/Mid Cap Equity Funds is herein incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 21, 2011.

(e)(1)  Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(e)(2)  Amended Schedule A, as last revised March 28, 2012, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 28, 2012.

(f)  Not Applicable.

(g)(1)  Amended and Restated Investment Custodian Agreement, dated March 27, 2013, between the Trust and Brown Brothers Harriman & Co. is filed herewith.

(g)(2)  Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association is filed herewith.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(h)(2)  Amended Schedule D, as last revised March 27, 2012, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services (f/k/a SEI Investments Fund Management) is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 28, 2012.

(h)(3)  Amendment No. 1, dated March 27, 2013, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, with Amended Schedule D, as last revised March 27, 2012, between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 30, 2013.

(i)  Opinion and Consent of Counsel to be filed by later amendment.

(j)  Consent of Independent Registered Public Accounting Firm to be filed by later amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated November 14, 2001, as approved September 16, 2002, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 30, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation, dated August 28, 2012, is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co., dated December 18, 2012, is filed herewith.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services, dated June 2012, is filed herewith.

(p)(4)  The Code of Ethics for SEI Institutional Investments Trust, as revised on December 12, 2010, is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on November 10, 2011.

(p)(5)  The Code of Ethics for Acadian Asset Management LLC, dated February 2011, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(p)(6)  The Code of Ethics for AllianceBernstein L.P., dated March 2011, is herein incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(p)(7)  The Code of Ethics for Analytic Investors, LLC is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2005.

(p)(8)  The Code of Ethics for AQR Capital Management, LLC is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(9)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(10)  The Code of Ethics for AJO, LP (f/k/a Aronson+Johnson+Ortiz, LP), dated January 2, 2008, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(p)(11)  The Code of Ethics for Artisan Partners Limited Partnership, dated May 11, 2011, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(p)(12)  The Code of Ethics for Ashmore Investment Management Ltd, dated March 10, 2009, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(13)  The Code of Ethics for Brigade Capital Management, LLC is herein incorporated by reference to Exhibit (p)(46) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(14)  The Code of Ethics for Brown Advisory LLC (f/k/a Brown Investment Advisory Incorporated), dated August 2011, is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A (File No. 033-58041 and 811-07257), filed with the SEC on September 28, 2011.

(p)(15)  The Code of Ethics for Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, dated January 1, 2010, is filed herewith.

(p)(16)  The Code of Ethics for EARNEST Partners LLC, dated August 4, 2008, is herein incorporated by reference to Exhibit (p)(22) of Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 29, 2011.

(p)(17)  The Code of Ethics for Fiduciary Management Associates, LLC, dated July 20, 2012, is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(18)  The Code of Ethics for Guggenheim Partners Investment Management, LLC, dated July 2012, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(19)  The Code of Ethics for Income Research & Management is herein incorporated by reference to Exhibit (p)(47) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(p)(20)  The Code of Ethics for Munder Capital Management, the parent company of Integrity Asset Management, LLC, dated September 11, 2012, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013.

(p)(21)  The Code of Ethics for Investec Asset Management Ltd., the parent company of Investec Asset Management US Ltd., dated October 2012, is filed herewith.

(p)(22)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 17, 2009.

(p)(23)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC and Janus Capital Management LLC, dated March 15, 2012, is herein incorporated by reference to Exhibit (p)(26) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(24)  The Code of Ethics for Jennison Associates LLC, dated December 31, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2009.

(p)(25)  The Code of Ethics for JO Hambro Capital Management Limited, dated August 2010, is herein incorporated by reference to Exhibit (p)(49) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(26)  The Code of Ethics for Kleinwort Benson Investors International Ltd., dated May 2011, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on March 1, 2013.

(p)(27)  The Code of Ethics for Lazard Asset Management LLC, dated January 2012, is herein incorporated by reference to Exhibit (p)(29) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(28)  The Code of Ethics for Lee Munder Capital Group, LLC, dated May 2, 2011, is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(p)(29)  The Code of Ethics for Legal & General Investment Management America Inc., dated May 4, 2012, is herein incorporated by reference to Exhibit (p)(31) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(30)  The Code of Ethics for Fortress Investment Group LLC, the parent company of Logan Circle Partners, L.P., is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(31)  The Code of Ethics for LSV Asset Management, dated January 3, 2006, is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 8, 2006.

(p)(32)  The Code of Ethics for McKinley Capital Management, LLC, dated January 1, 2011, is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(p)(33)  The Code of Ethics for Metropolitan West Asset Management LLC, dated April 11, 2011, is herein incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(p)(34)  The Code of Ethics for NFJ Investment Group LLC, dated October 1, 2009, is herein incorporated by reference to Exhibit (p)(49) of Post Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 30, 2010.

(p)(35)  The Code of Ethics for OppenheimerFunds, Inc., dated May 25, 2012, is herein incorporated by reference to Exhibit (p)(38) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(36)  The Code of Ethics for PanAgora Asset Management Inc, dated September 30, 2008, is herein incorporated by reference to Exhibit (p)(45) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257, filed with the SEC on December 23, 2008.

(p)(37)  The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on July 9, 2004.

(p)(38)  The Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on December 23, 2008.

(p)(39)  The Code of Ethics for Security Capital Research & Management Incorporated, dated May 1, 2007, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2007.

(p)(40)  The Code of Ethics for SSgA Funds Management, Inc., dated May 2007, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2007.

(p)(41)  The Code of Ethics for Stone Harbor Investment Partners LP, dated August 2007, is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on August 1, 2008.

(p)(42)  The Code of Ethics for Thornburg Investment Management, Inc., dated March 2011, is herein incorporated by reference to Exhibit (p)(50) of Post-Effective Amendment No. 52 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on June 23, 2011.

(p)(43)  The Code of Ethics for Timberline Asset Management LLC, dated October 9, 2012, is herein incorporated by reference to Exhibit (p)(47) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 30, 2013.

(p)(44)  The Code of Ethics for Tocqueville Asset Management LP, as last amended December 30, 2011, is herein incorporated by reference to Exhibit (p)(48) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(45)  The Code of Ethics for Waddell & Reed Investment Management Co, revised November 2012, is herein incorporated by reference to Exhibit (p)(50) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 30, 2013.

(p)(46)  The Code of Ethics for Wellington Management Company, LLP, dated April 1, 2010, is herein incorporated by reference to Exhibit (p)(51) of Post-Effective Amendment No. 71 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 30, 2013.

(p)(47)  The Code of Ethics for Wells Capital Management Incorporated, dated April 1, 2010, is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2010.

(p)(48)  The Code of Ethics for WestEnd Advisors, LLC, revised August 2012, is herein incorporated by reference to Exhibit (p)(53) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2012.

(p)(49)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated September, 2006, is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on September 28, 2006.

(p)(50)  The Code of Ethics for William Blair & Company, L.L.C., dated February 18, 2010, is herein incorporated by reference to Exhibit (p)(52) of Post-Effective Amendment No. 49 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on January 21, 2011.

(q)(1)  Power of Attorney for Robert A. Nesher, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(1) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(q)(2)  Power of Attorney for William M. Doran, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(q)(3)  Power of Attorney for George J. Sullivan, Jr., dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(4) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(q)(4)  Power of Attorney Nina Lesavoy, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(5) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(q)(5)  Power of Attorney for James M. Williams, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(6) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(q)(6)  Power of Attorney for Mitchell A. Johnson, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(7) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(q)(7)  Power of Attorney for Hubert L. Harris, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(8) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

(q)(8)  Power of Attorney for Peter A. Rodriguez, dated March 22, 2011, is herein incorporated by reference to Exhibit (q)(9) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-58041 and 811-07257), filed with the SEC on April 8, 2011.

Item 29.

See the Prospectus and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the Distributor of the Registrant, SEI Investments Distribution Co. and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust is filed as Exhibit 1 to the Registration Statement. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and therefore is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of the Investment Adviser and Sub-Advisers:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director or principal officer of the Adviser and each Sub-Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee. The Adviser and each Sub-Adviser's table was provided to the Registrant by the Adviser or respective Sub-Adviser for inclusion in this Registration Statement.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the Adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act").

Unless otherwise noted, the address of all the companies listed below is One Freedom Valley Drive, Oaks, Pennsylvania, 19456.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	Director
	SEI Trust Company	Director
	SEI Global Services, Inc.	Senior Vice President
	LSV Asset Management	Management Committee
	SEI Investments (Asia), Limited	Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Asset Korea, Co. Ltd	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Global Funds Services	Vice President
	SEI Investments Canada Company	Director
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company	Executive Vice President, General Counsel, Chief Compliance Officer, Assistant Secretary
	SEI Trust Company	Director, Vice President
	SEI Funds, Inc.	Vice President, Secretary
	SEI Investments, Inc	Vice President, Secretary
	SEI Global Investments Corp.	Director, Vice President, Secretary
	SEI Insurance Group, Inc.	Director, Vice President, Assistant Secretary
	SEI Advanced Capital Management, Inc	Director, Vice President, Secretary
	SEI Primus Holding Corp.	Vice President, Assistant Secretary
	SEI Investments Distribution Co.	Director
	SEI Global Services Inc	Director, Senior Vice President
	SEI Investments Global (Cayman) Limited	Director
	SEI Global Holdings (Cayman) Inc	Chairman of the Board, Chief Executive Officer
	SEI Investments—Global Fund Services Limited	Director
	SEI Investments Global (Bermuda) Ltd	Vice President
Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company	Executive Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Investments Corp	President
	SEI Global Services, Inc	Senior Vice President
	SEI Investments (Asia), Limited	Director
	SEI Investments (Europe) Ltd UK	Director
	SEI Global Nominee Ltd	Director
	SEI European Services Limited U.K.	Director
	SEI Investments Global, Limited	Director
	SEI Investments (South Africa) Limited	Director
	SEI Investments Canada Company	Director, President
Kevin Barr Director & President	SEI Investments Company	Executive Vice President
	SEI Investments Distribution Co.	President, Chief Executive Officer
	SEI Global Services Inc.	Vice President
Kathy Heilig Vice President & Treasurer	SEI Investments Company	Vice President, Controller & Chief Accounting Officer
	SEI Funds Inc	Director, Vice President, Treasurer
	SEI Investments, Inc	Director, Vice President, Treasurer
	SEI Global Investments Corp	Director, Vice President & Treasurer
	SEI Insurance Group, Inc	Vice President, Treasurer
	SEI Advanced Capital Management, Inc	Director, Vice President, Treasurer
	SEI Primus Holding Corp	Director, Vice President, Treasurer
	SEI Global Services, Inc.	Treasurer
	SEI Global Capital Investments, Inc	Director, Vice President, Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Investments Global (Cayman) Limited	Vice President, Treasurer
	SEI Investments Global Holdings (Cayman) Inc	Vice President, Assistant Secretary & Treasurer
	SEI Ventures, Inc	Director, Vice President, Treasurer
	SEI Investments Management Corporation Delaware, LLC	Manager, Vice President, Treasurer
	SEI Investments Developments Inc	Director, Vice President, Treasurer
	SEI Investments Global Funds Services	Vice President, Treasurer
Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company	Vice President—Legal & Assistant Secretary
	SEI Funds Inc	Vice President
	SEI Global Services Inc	Vice President & Assistant Secretary
	SEI SIMC Holdings, LLC	Manager
	SEI Investments Global (Bermuda) Ltd	Vice President
	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary
	SIMC Subsidiary, LLC	Manager
	SEI Investments Global Funds Services	General Counsel, Vice President & Secretary
	SEI Institutional Transfer Agent, Inc.	General Counsel, Secretary
Aaron Buser Vice President & Assistant Secretary	SEI Structured Credit Fund, L.P.	Vice President, Assistant Secretary
	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary
David McCann Vice President & Assistant Secretary	SEI Institutional Transfer Agent, Inc.	Vice President, Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Kevin Crowe Vice President	SEI Global Services, Inc.	Vice President
John Fisher Vice President	SEI Global Services, Inc.	Vice President
Linda Kerr Vice President	SEI Global Services, Inc.	Vice President
	SEI Private Trust Company	Vice President
Paul Klauder Vice President	SEI Global Services, Inc	Vice President
	SEI Investments Canada Company	Vice President
Roger Messina Vice President	SEI Global Services Inc	Vice President
	SEI Investments Canada Company	Vice President
James Miceli Vice President	SEI Global Services, Inc.	Vice President
James V. Morris Vice President	SEI Global Services, Inc.	Vice President
Stephen Onofrio Vice President	SEI Global Services, Inc.	Vice President
Robert Wrzesniewski Vice President	SEI Global Services, Inc.	Vice President

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a Sub-Adviser for the Registrant's International Equity, World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of Acadian is 260 Franklin Street, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Laurent De Greef, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Managing Director, asset management

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
John Chisholm, Executive Vice President, CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management
Churchill Franklin, Executive Vice President, COO, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management
	Acadian Asset Management (Australia) Ltd Level 40 Australia Square 265-278 George Street Sydney NSW 2000 Australia	Director, asset management
	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management
Ronald Frashure, Chief Executive Officer, President, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way #37-02 Singapore 068811	Director, asset management
	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management
Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management
	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way #37-02 Singapore 068811	Director, asset management

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ross Dowd, Senior Vice President, Head of Client Service, Member of Board of Managers	Acadian Asset Management (UK) Ltd 36-38 Cornhill London EC3V 3NG United Kingdom	Director, asset management
	Acadian Cayman Limited G.P. PO Box 309 Ugland House, Grand Cayman, KY1-1104, Cayman Islands	Director, asset management
	Acadian Asset Management (Singapore) Pte Ltd 8 Shenton Way #37-02 Singapore 068811	Director, asset management
Linda Gibson, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Executive Vice President and Chief Operating Officer, Affiliated Directorships
	Larch Lane Advisors, LLC (an investment advisor) 800 Westchester Avenue, Suite 618 Rye Brooke, NY 10573	Affiliated Directorships
	2100 Xenon Group LLC (an investment advisor) 430 West Erie Street, Suite 310 Chicago, IL 60610	Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02109	Affiliated Directorships
	Analytic Investors, LLC (an investment advisor) 555 West Fifth Street, 50th Floor Los Angeles, CA 90013	Affiliated Directorships
	300 North Capital, LLC (an investment advisor) 300 North Lake Avenue Pasadena, CA 91101	Affiliated Directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Barrow, Hanley, Mewhinney & Strauss, LLC (an investment advisor) JPMorgan Chase Tower 2200 Ross Avenue, 31st Floor Dallas, TX 75201	Affiliated Directorships
	The Campbell Group, Inc. (a holding company for The Campbell Group LLC) One South West Columbia, Suite 1700 Portland, OR 97258	Affiliated Directorships
	Dwight Asset Management Company LLC (an investment advisor) 100 Bank Street, Suite 800 Burlington, VT 05402-1590	Affiliated Directorships
	Echo Point Investment Management, LLC (an investment advisor) One Tower Bridge 100 Front Street, Suite 1230 West Conshohocken, PA 19428	Affiliated Directorships
	Old Mutual (HFL) Inc. (a holding company for Heitman affiliated financial services firms) 191 North Wacker Drive, Suite 2500 Chicago, IL 60606	Affiliated Directorships
	Investment Counselors of Maryland, LLC (an investment advisor) 803 Cathedral Street Baltimore, MD 21201	Affiliated Directorships
	Lincluden Management Limited (an investment advisor) 1275 North Service Rd. W., Suite 607 Oakville, Ontario L6M3G4	Affiliated Directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Old Mutual Asset Management International, Ltd. (an investment advisor) 2 Lambeth Hill London EC4P 4WR United Kingdom	Affiliated Directorships
	Old Mutual Asset Managers (UK) Ltd. (an investment advisor) 2 Lambeth Hill London EC4P 4WR United Kingdom	Affiliated Directorships
	Copper Rock Capital Partners, LLC (an investment advisor) 200 Clarendon Street, 51st Floor Boston, MA 02116	Affiliated Directorships
	Old Mutual Capital, Inc. (an investment advisor) 4643 South Ulster Street, Suite 600 Denver, CO 80237	Affiliated Directorships
	Old Mutual Investment Partners (a registered broker-dealer) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Affiliated Directorships
	Ashfield Capital Partners, LLC (an investment advisor) 750 Battery Street, Suite 600 San Francisco, CA 94111	Affiliated Directorships
	Old Mutual Asset Management Trust Company (a trust company) 200 Clarendon Street, 52nd Floor Boston, MA 02116	Affiliated Directorships
	Old Mutual Fund Managers Limited (a broker-dealer) 2 Lambeth Hill London EC4P 4WR United Kingdom	Affiliated Directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Rogge Global Partners plc (an investment advisor) Sion Hall 56 Victoria Embankment London, EC4Y ODZ	Affiliated Directorships
	Thompson, Siegel & Walmsley LLC (an investment advisor) 6806 Paragon Place, Suite 300 Richmond, VA 23230	Affiliated Directorships
Matthew Berger, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director and Senior Vice President, Director of Finance, Affiliated Directorships
	Acadian Asset Management LLC (investment advisor) 260 Franklin Street Boston, MA 02109	Affiliated Directorships
Christopher Hadley, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Senior Vice President, Human Resources, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02109	Affiliated Directorships
Aidan Riordan, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Senior Vice President, Director of Affiliate Development, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02109	Affiliated Directorships
	300 North Capital LLC (an investment advisor) 300 North Lake Avenue Pasadena, CA 91101	Affiliated Directorships

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	2100 Xenon Group LLC (an investment advisor) 430 West Erie Street, Suite 310 Chicago, IL 60610	Affiliated Directorships
	Ashfield Capital Partners, LLC (an investment advisor) 750 Battery Street, Suite 600 San Francisco, CA 94111	Affiliated Directorships
	Copper Rock Capital Partners LLC (an investment advisor) 200 Clarendon Street, 51st Floor Boston, MA 02116	Affiliated Directorships
	Echo Point Investment Management, LLC (an investment advisor) One Tower Bridge 100 Front Street, Suite 1230 West Conshohocken, PA 19428	Affiliated Directorships
	Larch Lane Advisors LLC (an investment advisor) 800 Westchester Avenue, Suite 618 Rye Brooke, NY 10573	Affiliated Directorships
Stephen Belgrad, Member of Board of Managers	Old Mutual (US) Holdings Inc. (a holding company) 200 Clarendon Street, 53rd Floor Boston, MA 02116	Director, Chief Financial Officer and Executive Vice President, Affiliated Directorships
	Acadian Asset Management LLC (an investment advisor) 260 Franklin Street Boston, MA 02109	Affiliated Directorships
	Analytic Investors, LLC (an investment advisor) 555 West Fifth Street, 50th Floor Los Angeles, CA 90013	Affiliated Directorships
	Larch Lane Advisors LLC (an investment advisor) 800 Westchester Avenue, Suite 618 Rye Brooke, NY 10573	Affiliated Directorships

AJO, LP

AJO, LP ("AJO") is a Sub-Adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and U.S. Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James S. Lobb Principal, Marketing Director	Philadelphia Investment Advisors 1650 Market Street Suite 1400 Philadelphia, PA 19103	Managing Director, Partner
Arup Datta Principal, Portfolio Manager	Agriya Investors 100 High Street 25th Floor Boston, MA 02110	Managing Director, Partner
	Numeric Investors 470 Atlantic Avenue 6th Floor Boston, MA 02210	Director of Portfolio Management, Partner

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a Sub-Adviser to the Registrant's Small Cap, Small Cap II, Small/Mid Cap Equity and Multi-Asset Real Return Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein is an investment adviser registered under the Advisers Act.

As of March 31, 2013, the directors and executive officers of the General Partner were as follows (officers of the General Partner serve as equivalent officers of AllianceBernstein and Holding):

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Dominique Carrel-Billard Director	AXA 25 Avenue Matignon Paris 75008, France	Chief Executive Officer
Henri de Castries Director	AXA 25 Avenue Matignon Paris 75008, France	Chairman, Management Board
	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Director
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Chairman of the Board
Denis Duverne Director	AXA 25 Avenue Matignon Paris 75008, France	Chief Financial Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Director
Weston M. Hicks Director	Alleghany Corporation 7 Times Square New York, NY 10036	President, Chief Executive Officer
Kevin Molloy	AXA 25 Avenue Matignon Paris 75008, France	Business Support and Development Representative
Mark Pearson	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Chairman, Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director, President, Chief Executive Officer
Lorie A. Slutsky Director	New York Community Trust 909 Third Avenue New York, NY 10022	President, Chief Executive Officer
	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Director
A.W. (Pete) Smith, Jr. Director	Smith Consulting Ltd. 813 Carrie Court McLean, VA 22101	President
Peter J. Tobin Director	AXA 25 Avenue Matignon Paris 75008, France	Director
Peter S. Kraus Chairman of the Board and Chief Executive Officer	AllianceBernstein L.P. 1345 Avenue of the Americas New York, NY 10105	Chairman of the Board and Chief Executive Officer
Christopher M. Condron Director	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director
Steven G. Elliott Director	The Bank of New York Mellon 1 Wall Street New York, NY 10005	Director
Richard S. Dziadzio Director	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director
Deborah S. Hechinger Director	Independent Consultant on Non-profit Governance	Director

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a Sub-Adviser for the Registrant's Large Cap Disciplined Equity and U.S. Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Roger G. Clark Chairman	Ensign Peak Advisors 50 E N Temple Salt Lake City, UT 84150	President
Harindra de Silva, Ph.D. President, Portfolio Manager	Analytic Total Return Volatility Fund, Ltd. Registered Office c/o Trident Trust Company (Cayman) Limited One Capital Place P.O. Box 847 Grand Cayman, KY1-1103 Cayman Islands	Director
Marie Nastasi Arlt Board Member	Analytic Total Return Volatility Fund, Ltd. Registered Office c/o Trident Trust Company (Cayman) Limited One Capital Place P.O. Box 847 Grand Cayman, KY1-1103 Cayman Islands	Director
Linda Gibson Board Member	Old Mutual (US) Holdings, Inc. 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Chief Operating Officer, Head of Affiliate Management
Stephen Belgrad Board Member	Old Mutual (US) Holdings, Inc. 200 Clarendon Street, 53rd Floor Boston, MA 02116	Executive Vice President, Chief Financial Officer

AQR Capital Management, LLC

AQR Capital Management, LLC ("AQR") is a Sub-Adviser for the Registrant's Large Cap, Small Cap and Small Cap II Funds. The principal business address of AQR is Two Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lasse Pedersen, Principal	NYU Stern School of Business Henry Kaufman Management Center 44 West Fourth Street New York, NY 10012	Chaired Professor of Finance, 2007-2011
	Copenhagen Business School Howitzvej 60, 2000 Frederiksberg, Denmark 3815 3815	Professor (2011-present)
	Financial Times Stock Exchange (FTSE) 1270 Avenue of the Americas New York, NY 10020	Advisory Board Member (2009-present)
	NASDAQ OMX One Liberty Plaza New York, NY	Economic Advisory Board Member (2008-2011)
	American Finance Association Haas School of Business University of California Berkeley, CA 94729-1900	Director (2011-present)
	Federal Reserve Bank of New York 33 Liberty Street New York, NY 10045	Member of Monetary Policy Panel (2010-2011) Member of Liquidity Working Group (2009-2011)
John Howard, Principal and Chief Operating Officer	AllianceBernstein 1345 Avenue of the Americas New York, NY 10105	Chief Financial Officer, March 2010 through February 2011

Ares Management LLC

Ares Management LLC ("Ares") is a Sub-Adviser for the Registrant's Opportunistic Income (f/k/a Enhanced LIBOR Opportunities) and High Yield Bond Funds. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Ares has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a Sub-Adviser for the Registrant's Small Cap Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan is a registered investment adviser under the Advisers Act.

The principal business address of Artisan Partners Funds, Inc. and Artisan Partners Distributors LLC is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Andrew A. Ziegler Executive Chairman, Managing Director	Artisan Partners Funds, Inc.	Director
Eric R. Colson Chief Executive Officer, Managing Director	Artisan Partners Funds, Inc.	President, Chief Executive Officer
	Artisan Partners Distributors LLC	Registered Representative
Charles J. Daley, Jr. Chief Financial Officer, Treasurer, Managing Director	Artisan Partners Distributors LLC	Financial Principal
Karen L. Guy Chief Operating Officer, Managing Director	Artisan Partners Distributors LLC	Until July 9, 2012, Chairman, President, Supervisory Principal
Sarah A. Johnson Associate Counsel, Managing Director	Artisan Partners Funds, Inc.	General Counsel, Vice President, Secretary
	Artisan Partners Distributors LLC	Vice President, Secretary
Janet D. Olsen General Counsel, Managing Director	Artisan Partners Distributors LLC	Vice President, Assistant Secretary; until July 9, 2012, Secretary
Gregory K. Ramirez Chief Accounting Officer, Managing Director	Artisan Partners Funds, Inc.	Chief Financial Officer, Vice President, Treasurer
	Artisan Partners Distributors LLC	Vice President, Treasurer, Chief Financial Officer, Financial Principal; until July 9, 2012, Assistant Treasurer
Lawrence A. Totsky Senior Vice President, Managing Director	Artisan Partners Distributors LLC	Financial Principal; until July 9, 2012, Vice President, Treasurer, Chief Financial Officer

Ashmore Investment Management Ltd

Ashmore Investment Management Ltd ("Ashmore") is a Sub-Adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 61 Aldwych, London, United Kingdom WC2B 4AE. Ashmore is a registered investment adviser under the Advisers Act.

Please note that with the exception of Ashmore Global Opportunities Limited, all of the companies listed below are Ashmore Group companies. Ashmore Global Opportunities Limited is a UK listed closed ended listed investment company managed by the Ashmore Group plc. Ashmore Global Opportunities Limited is registered at Trafalgar Court, Les Banques, St Peter Port, Guernsey GY1 3QL, UK.

Although Ashmore's overseas offices have registered addresses in the countries of their domicile, Mr. Mark Coombs and Mr. Graeme Dell are based at 61 Aldwych London WC2B 4AE. Accordingly, this is the appropriate address for any correspondence directed to Mr. Coombs or Mr. Dell as it relates to any Ashmore group company.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mark Coombs Director	Ashmore Group plc	Director (Chief Executive)
	Ashmore Investment (UK) Ltd	Director (Chief Executive)
	EMTA (formerly "Emerging Markets Traders Association") (US registered))	Director (Co-chair)
	Ashmore Investment Management Limited	Director
	The Ashmore Foundation	Director
	Aldwych Administration Services Limited	Director
	AshmoreEMM Holding Corporation	Director
Graeme Dell Director	Ashmore Group plc	Group Finance Director
	Ashmore Investments (UK) Limited	Director
	Ashmore Investment Management Limited	Director
	Ashmore Global Opportunities Limited	Non executive Director
	AA Development Capital Advisors (Private) Limited	Director
	Ashmore Investments (India) Limited	Director
	Ashmore Investments (India Energy) Limited (formerly Ashmore Investments Intermediate (India) Limited)	Director
	Ashmore Investment Advisors (India) Private Limited	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	AA Development Capital Investment Managers (Mauritius) LLC	Director
	AA Development Capital India (GP) Limited	Director
	AA Development Capital India Fund 1 LLC	Director
	Ashmore Investment Management (Singapore) Pte Ltd	Director
	Ashmore Investments (Turkey) NV	Director
	Ashmore Portfoy Yonetimi Anonim Sirketi	Director and non beneficial shareholder
	Ashmore Investments (Brasil) Limited	Director
	Ashmore Management Company Brasil Limited	Director
	Ashmore Management Company Turkey Limited (formerly Ashmore Private Equity Turkey Management Limited)	Director
	Global Special Emlak ve Yatrim A.S	Director
	Aldwych Administration Services Ltd (formerly Ashmore Corporate Finance Ltd)	Director
	Ashmore (FOF) Limited	Director
	Ashmore Investment Management (US) Corporation (formerly Ashmore (FOF) Corporation)	Director
	AA Development Capital India PIPE 1 LLC	Director
	Ashmore Investments (Colombia) SL	Director
	Ashmore Management Company Colombia SAS	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Ashmore Asset Management Limited	Director
	Ashmore PTC India Energy Infrastructure Advisers Private Limited	Director
	Ashmore Investments ( India Opportunities) Limited	Director
	Everbright Ashmore (Hong Kong) Limited ( formerly Everbright ALAM (Hong Kong) Limited)	Director
	Ashmore Japan Co; Ltd	Director
	VVTB-Ashmore Capital Holdings Limited	Director
	VVTB-Ashmore Partnership Management Limited	Director
	Everbright Ashmore Investment Consulting (Beijing) Co; Ltd	Director
	Everbright ALAM Guanyinqiao (Hong Kong) Limited	Director
	Everbright Ashmore Investment Grey (Hong Kong) Limited (formerly Everbright ALAM Yushanwan (HK) Limited)	Director
	T&C (Hong Kong) Limited	Director
	PT Ashmore Investment Management Indonesia	Commissioner
	Ashmore EMM Holding Corporation	Director
	Everbright Ashmore Investment White (Hong Kong) Limited	Director
	Everbright Ashmore Investment Purple (Hong Kong) Limited	Director
	PT Buana Megah Abadi	Commissioner
	Ashmore-CCSC Fund Management Co, Ltd	Director

Brigade Capital Management, LLC

Brigade Capital Management, LLC ("Brigade") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, New York 10022. Brigade is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Carney Hawks Senior Analyst	Aventine Renewable Energy 5400 LBJ Freeway Suite 450 Dallas, TX 75240	Director

Brown Advisory LLC

Brown Advisory LLC ("Brown Advisory") is a Sub-Adviser for the Registrant's Large Cap Fund. The principal business address of Brown Advisory is 901 South Bond Street, Suite 400, Baltimore, MD 21231. Brown Advisory is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Michael D Hankin President	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Executive Officer, Partner
	Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, MD 21231	Trustee
	Brown Advisory Funds PLC 901 South Bond Street, Suite 400 Baltimore, MD 21231	Director
	Baltimore Waterfront Mgmt Authority 1000 Lancaster Street Baltimore, MD 21231	Chairman
	Gilman School 5407 Roland Avenue Baltimore, MD 21210	Trustee
	Greenspring Valley Hounds 13920 Mantua Mill Road Reisterstown, MD 21136	Director
	Johns Hopkins Medicine 600 N. Wolfe Street Baltimore, MD 21287	Trustee

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Johns Hopkins University Carey School of Business 100 International Drive Baltimore, MD 21202	Chairman, Corporate Advisory
	Land Preservation Trust PO Box 433 Lutherville-Timonium, MD 21094-0433	President
	Lyme Disease Research Foundation 107555 Falls Road, Suite 200 Lutherville, MD 21093	Trustee
	Tate Engineering Systems, Inc 1560 Caton Center Drive Halethorpe, MD 21227	Director
David M. Churchill Treasurer	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Financial Officer, Partner
	Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, MD 21231	President/Principal Executive Officer
	Brown Advisory Funds PLC 901 South Bond Street, Suite 400 Baltimore, MD 21231	Director
	First Fruits Farm 2025 Freeland Road Freeland, MD 21053	Director
Brett D. Rogers Chief Compliance Officer	Brown Advisory Incorporated and affiliates 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Compliance Officer, Partner
	Brown Advisory Funds 901 South Bond Street, Suite 400 Baltimore, MD 21231	Chief Compliance Officer Anti-Money Laundering Officer
	Kasina Youth Foundation 581 Avenue of the Americas New York, NY 10011	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Outward Bound Baltimore Chesapeake Bay 1900 Eagle Drive Baltimore, MD 21207	Director
	University of Maryland School of Law Alumni Foundation 500 W. Baltimore Street Baltimore, MD 21201	Director

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust

Delaware Investments Fund Advisers ("DIFA"), a series of Delaware Management Business Trust, is a Sub-Adviser for the Registrant's Large Cap, Large Cap Diversified Alpha and High Yield Bond Funds. Subadvisory services were transitioned from Delaware Management Company ("DMC") to DIFA, an affiliate of DMC and a series of Delaware Management Business Trust, in May 2013. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DMC is a registered investment adviser under the Advisers Act.

Unless otherwise noted, the following persons serving as directors or officers of DIFA have held the following positions since May 31, 2012. Additionally, unless otherwise noted, the principal business address of each of the other companies is 2005 Market Street, Philadelphia, Pennsylvania 19103.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Investments® Family of Funds	Chairman, President and Chief Executive Officer
	Delaware Investments	Various executive capacities
	Kaydon Corp. 315 E. Eisenhower Pkwy Suite 300 Ann Arbor, MI 48108	Director
Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments® Family of Funds	Executive Vice President, Head of Equity Investments
	Delaware Investments	Various executive capacities
See Yeng Quek Executive Vice President/Managing Director/Head of Fixed Income Investments	Delaware Investments® Family of Funds	Executive Vice President/Managing Director, Fixed Income
	Delaware Investments	Various executive capacities
Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Joseph R. Baxter Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President/Head of Municipal Bond Department/Senior Portfolio Manager
	Delaware Investments	Various capacities
Christopher S. Beck Senior Vice President/Chief Investment Officer—Small Cap Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Small Cap Value Equity
	Delaware Investments	Various capacities
Michael P. Buckley Senior Vice President/Portfolio Manager/Director of Municipal Research	Delaware Investments® Family of Funds	Senior Vice President/Portfolio Manager/Director of Municipal Research
	Delaware Investments	Various capacities
Stephen J. Busch Senior Vice President/Investment Accounting	Delaware Investments® Family of Funds	Senior Vice President/Investment Accounting
	Delaware Investments	Various capacities
Michael F. Capuzzi Senior Vice President/Investment Systems	Delaware Investments® Family of Funds	Senior Vice President/Investment Systems
	Delaware Investments	Various capacities
Lui-Er Chen Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Emerging Markets and Healthcare
	Delaware Investments	Various capacities
Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President, Senior Portfolio Manager
	Delaware Investments	Various capacities
Stephen J. Czepiel Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds	Senior Vice President, Senior Portfolio Manager
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Chuck M. Devereux Senior Vice President/Director of Credit Research	Delaware Investments® Family of Funds	Senior Vice President/Director of Credit Research
	Delaware Investments	Various capacities
Roger A. Early Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various capacities
Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments® Family of Funds	Senior Vice President, Head of Equity Trading
	Delaware Investments	Various capacities
Edward Gray Senior Vice President/Chief Investment Officer—International Value Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer—International Value Equity
	Delaware Investments	Various capacities
Paul Grillo Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy	Delaware Investments® Family of Funds	Senior Vice President/Co-Chief Investment Officer—Total Return Fixed Income Strategy
	Delaware Investments	Various capacities
Sharon Hill Senior Vice President/Head of Equity Quantitative Research and Analytics (Senior VP since March 2011)	Delaware Investments® Family of Funds	Senior Vice President/Head of Equity Quantitative Research and Analytics
	Delaware Investments	Various capacities
James L. Hinkley Senior Vice President/Head of Product Management (since June 2010)	Delaware Investments® Family of Funds	Senior Vice President/Head of Product Management (since May 2011)
	Delaware Investments	Various capacities

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Kevin P. Loome Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments
	Delaware Investments	Various capacities
Christopher McCarthy Senior Vice President/Financial Institutions Sales (since June 2010)	Delaware Investments	Various capacities
Timothy D. McGarrity Senior Vice President, Financial Services Officer	Delaware Investments	Various capacities
Francis X. Morris Senior Vice President, Chief Investment Officer—Core Equity	Delaware Investments® Family of Funds	Senior Vice President, Chief Investment Officer—Core Equity
	Delaware Investments	Various capacities
Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments® Family of Funds	Senior Vice President, Chief Compliance Officer
	Delaware Investments	Various capacities
Susan L. Natalini Senior Vice President/Head of Equity and Fixed Income Business Operations	Delaware Investments	Various capacities
D. Tysen Nutt Senior Vice President/Senior Portfolio Manager/Team Leader	Delaware Investments® Family of Funds	Senior Vice President/Senior Portfolio Manager/Team Leader
	Delaware Investments	Various capacities
Philip O. Obazee Senior Vice President/Structured Products and Derivatives	Delaware Investments® Family of Funds	Senior Vice President/Structured Products and Derivatives
	Delaware Investments	Various capacities
David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments® Family of Funds	Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Delaware Investments	Various executive capacities
	Optimum Fund Trust	Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel, Chief Legal Officer
Richard Salus Senior Vice President, Controller, Treasurer	Delaware Investments® Family of Funds	Senior Vice President, Chief Financial Officer
	Delaware Investments	Various capacities
	Optimum Fund Trust	Senior Vice President, Chief Financial Officer
Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer—Focus Growth Equity	Delaware Investments® Family of Funds	Senior Vice President, Chief Investment Officer—Focus Growth Equity
	Delaware Investments	Various capacities
Alex W. Wei Senior Vice President/Head of Structured Credit Investment/Chief Quantitative Analyst (since Feb. 2010)	Delaware Investments	Various capacities
Babak Zenouzi Senior Vice President/Chief Investment Officer—REIT Equity	Delaware Investments® Family of Funds	Senior Vice President/Chief Investment Officer, Real Estate and Income Securities

EARNEST Partners LLC

EARNEST Partners LLC ("EARNEST") is a Sub-Adviser for the Registrant's World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of EARNEST is 1180 Peachtree Street, Suite 2300, Atlanta, Georgia 30309. EARNEST is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Paul E. Viera CEO & Manager	Westchester Limited, LLC 1180 Peachtree Street NE Suite 2300 Atlanta, GA 30309	Managing Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	GREYBULL Partners LLC 1180 Peachtree Street NE Suite 2350 Atlanta, GA 30309	Manager
	GREYBULL Market Neutral Ltd. 1180 Peachtree Street NE Suite 2350 Atlanta, GA 30309	Director
	GREYBULL Fund Corp. 1180 Peachtree Street NE Suite 2350 Atlanta, GA 30309	Director
John G. Whitmore COO	GREYBULL Partners LLC 1180 Peachtree Street NE Suite 2350 Atlanta, GA 30309	COO
	Westchester Limited, LLC 1180 Peachtree Street NE Suite 2300 Atlanta, GA 30309	Secretary
James M. Wilson CCO; Secretary	GREYBULL Partners LLC 1180 Peachtree Street NE Suite 2350 Atlanta, GA 30309	CCO; Secretary
	GREYBULL Fund Corp. 1180 Peachtree Street NE Suite 2350 Atlanta, GA 30309	Director

Fiduciary Management Associates, LLC

Fiduciary Management Associates, LLC ("FMA") is a Sub-Adviser for the Registrant's Small Cap II Fund. The principal business address of FMA is 55 West Monroe Street, Suite 2550, Chicago, Illinois 60603. FMA is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of FMA has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Guggenheim Partners Investment Management, LLC

Guggenheim Partners Investment Management, LLC ("GPIM") is a Sub-Adviser for the Registrant's High Yield Bond Fund. The principal business address of GPIM is at 100 Wilshire Boulevard, Suite 500, Santa Monica, California 90401. GPIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Todd L. Boehly Managing Partner	Guggenheim Capital, LLC 227 West Monroe Street Chicago, IL 60606	President, Managing Partner, Affiliate of GPIM
	Guggenheim Corporate Funding, LLC 135 East 57th Street, 7th Floor New York, NY 10022	Managing Partner, Affiliate of GPIM
	Security Benefit Corporation One Security Benefit Place Topeka, KS 66636	Director
	Denver Holdings II, LLC c/o Guggenheim Corporate Funding, LLC 135 East 57th Street, 7th Floor New York, NY 10022	Class A Member (Class A Members manage the affairs of the Company)
	e5 Global Media (UK) c/o Guggenheim Partners, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Director
	Prometheus Global Media Holdings, LLC 770 Broadway New York, NY 10003	Director
	Prometheus Global Media, LLC 770 Broadway New York, NY 10003	Director
	Eldridge Investors LLC c/o National Corporate Research, Ltd 615 South DuPont Highway Dover, DE 19901	Authorized Person
	Guggenheim Apsley Holdings LLC c/o Guggenheim Partners Investment Management Holdings, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Authorized Person
	Guggenheim Transparent Value, LLC 135 East 57th Street New York, NY 10022	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Max Radio of Denver LLC 3033 South Parker Road Aurora, CO 80014	Manager
	Minerva Holdings LLC c/o Guggenheim Partners, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Director
	The Landon School 6101 Wilson Lane Bethesda, MD 20817	Director
	New Canaan Partners, LLC c/o Guggenheim Partners, LLC 135 East 57th Street, 12th Floor New York, NY 10022	Director
	Five Guys New York c/o Five Points Partners, LLC 56 West 22nd Street, 2nd Floor New York, NY 10010	Director
	Finding a Cure for Epilepsy and Seizures (f.a.c.e.s.) 223 East 34th Street New York, NY 10016	Board Member
	Guggenheim Lawrence, LLC 135 East 57th Street, 7th Floor New York, NY 10022	Authorized Person
	Guggenheim SBC Holdings LLC 135 East 57th Street, 7th Floor New York, NY 10022	Authorized Person
	Guggenheim Knights of Security, LLC 135 East 57th Street, 7th Floor New York, NY 10022	Authorized Person
	Guggenheim Transparent Value, LLC 135 East 57th Street New York, NY 10022	Director
William Hagner, Chief Legal Officer	e5 Global Media (UK) c/o Guggenheim Partners, LLC 135 East 57th Street, 6th Floor New York, NY 10022	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Prometheus Global Media Holdings, LLC 770 Broadway New York, NY 10003	Director
	Prometheus Global Media, LLC 770 Broadway New York, NY 10003	Director
	Lionel NASCAR Collectibles, LLC c/o Lionel Racing LLC 171 Madison Avenue, Suite 1100 New York, NY 10016	Director
B. Scott Minerd, Chief Investment Officer	Guggenheim Beta Plus Solution Fund SPC 100 Wilshire Boulevard, Suite 500 Santa Monica, CA 90401	Director
	Guggenheim Partners Opportunistic Investment Grade Securities Fund, LLC 100 Wilshire Boulevard, Suite 500 Santa Monica, CA 90401	Director
	Diamond Resorts Parent, LLC 10600 West Charleston Boulevard Las Vegas, NV 89135	Board Member
	Guggenheim Transparent Value, LLC 135 East 57th Street New York, NY 10022	Board Member
	Strategic Business Partners Among Nations 2839 Coleman Glen Lane Santa Rosa, CA 95407	Board Member
	Adventure Partners Fund, LLC 128 Reef Mall Marina del Rey, CA 90292	Owner
	Imperial Holdings 128 Reef Mall Marina del Rey, CA 90292	Owner

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Security Insurance Holdings 128 Reef Mall Marina del Rey, CA 90292	Owner
Stephen Sautel, Chief Operating Officer	Guggenheim Global Investment PLC Beaux Lane House, 2nd Floor Mercer Street Lower Dublin 2, Ireland	Director

Income Research & Management

Income Research & Management ("IR+M") is a Sub-Adviser for the Long Duration and Long Duration Corporate Bond Funds. The principal business address of IR+M is 100 Federal Street, 33rd Floor, Boston, Massachusetts 02110. IR+M is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
John A. Sommers Trustee, Chairman, President, Treasurer	THL Credit, Inc. 100 Federal Street, 31st Floor Boston, MA 02110	Independent Director, Member of Audit Committee

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a Sub-Adviser for the Registrant's Large Cap Disciplined Equity, Large Cap Diversified Alpha and International Equity Funds. The principal business address of INTECH is CityPlace Tower, 525 Okeechobee Boulevard, Suite 1800, West Palm Beach, Florida 33401. INTECH is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a Sub-Adviser for the Registrant's Small/Mid Cap Equity Fund. The principal business address of Integrity is 18500 Lake Road, Suite 300, Rocky River, Ohio 44116. Integrity is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Daniel G. Bandi, CFA Chief Investment Officer & Principal	Hook & Ladder Brewing Co. 8757 Georgia Avenue Suite 460 Silver Spring, MD 20910	Director

Investec Asset Management US Ltd.

Investec Asset Management US Ltd. ("Investec") is a Sub-Adviser to the Registrant's International Equity Fund. The principal address of the Investec is Woolgate Exchange, 25 Basinghall Street, London EC2V 5HA, United Kingdom. Investec is a registered investment adviser under the Advisers Act.

[To be provided by later amendment.]

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a Sub-Adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Richard M. Weil[1] Chief Executive Officer	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Working Director
	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Chief Executive Officer, Director
	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President
	Janus Management Holdings Corporation 151 Detroit Street Denver, Colorado 80206	President, Director
	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President
	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Director
George Batejan[2] Executive Vice President and Global Head of Technology & Operations	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Working Director
	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Executive Vice President and Global Head of Technology and Operations

1  Position effective February 1, 2010. Prior to joining Janus, Mr. Weil spent 14 years with PIMCO, where he most recently served as their global head of PIMCO Advisory, Chief Operations Officer of PIMCO and as a member of the board of trustees of the PIMCO Funds. The principal business address of PIMCO is 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660.

2  Position effective October 18, 2010. Prior to joining Janus, Mr. Batejan was senior vice president and chief information officer at Evergreen Investments, Inc. ("Evergreen"). The principal business address of Evergreen is 200 Berkeley Street, Boston, MA 02116.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Janus Capital Institutional Advisers LLC 151 Detroit Street Denver, Colorado 80206	Vice President
	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President
	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Global Head of Technology and Operations
Robin C. Beery Executive Vice President, Head of U.S. Distribution	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Working Director
	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Head of U.S. Distribution
	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Head of Intermediary Distribution, Global Marketing and Product
	The Janus Foundation 151 Detroit Street Denver, Colorado 80206	Director
	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Head of U.S. Distribution
	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Director
Heidi W. Hardin Senior Vice President, General Counsel, Secretary	Janus Capital Institutional Advisers LLC 151 Detroit Street Denver, Colorado 80206	Vice President and Secretary
	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President, General Counsel, Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President, General Counsel, Secretary
	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Vice President
Bruce L. Koepfgen[3] Executive Vice President, Chief Financial Officer	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Vice President, Working Director
	Janus Capital Group Inc. 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Chief Financial Officer
	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Chief Financial Officer
	Janus International Holding LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Director
	Janus Management Holdings Corporation 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Chief Financial Officer, Director
	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President, Chief Financial Officer
	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Executive Vice President, Director

3  Position of Executive Vice President effective May 23, 2011 and Chief Financial Officer effective July 30, 2011. Prior to joining Janus, Mr. Koepfgen served as Co-Chief Executive Officer at Allianz Global Investors Management Partners ("Allianz Global") and Chief Executive Officer of Oppenheimer Capital. The principal business address of Allianz Global is 225 W. Washington Street, Chicago, IL 60606. The principal office address of Oppenheimer Capital is 1345 Avenue of the Americas, New York, NY 10105.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
David R. Kowalski Senior Vice President of Compliance, Chief Compliance Officer	INTECH Investment Management LLC 525 Okeechobee Blvd Suite 1800 West Palm Beach, FL 33401	Vice President
	Janus Capital Institutional Advisers LLC 151 Detroit Street Denver, Colorado 80206	Vice President
	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President, Chief Compliance Officer
	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Senior Vice President, Chief Compliance Officer
	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Vice President
R. Gibson Smith Executive Vice President, Co-Chief Investment Officer	Janus Distributors LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President
	Janus Services LLC 151 Detroit Street Denver, Colorado 80206	Executive Vice President
	Perkins Investment Management LLC 311 S. Wacker Drive Suite 6000 Chicago, IL 60606	Director

Jennison Associates LLC

Jennison Associates LLC ("Jennison") is a Sub-Adviser for the Registrant's Core Fixed Income, Long Duration and Long Duration Corporate Bond Funds. The principal business address of Jennison is 466 Lexington Avenue, New York, New York 10017. Jennison is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Dennis M. Kass Director and Chairman	Quantitative Management Associates LLC Gateway Center 2 Newark, New Jersey 07102	Chairman, Manager
	Prudential Investment Management, Inc. 751 Broad Street Newark, New Jersey 07102	Director, Senior Managing Director, Vice President
Mehdi A. Mahmud Director and Chief Executive Officer	Jennison Market Neutral Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Market Neutral Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Offshore TPT Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
Kathleen A. McCarragher Director and Managing Director	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Vice President
Jonathan R. Longley Director and Managing Director	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Kenneth Moore Treasurer, Executive Vice President, Chief Operating Officer	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Director, Executive Vice President
	Prudential Investment Management, Inc. 751 Broad Street Newark, New Jersey 07102	Vice President
	PIM Warehouse, Inc. 7 Giralda Farms Madison, New Jersey 07940	Vice President
	Jennison Market Neutral Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Market Neutral Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Offshore TPT Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Leslie S. Rolison Executive Vice President, Chief Administrative Officer	Jennison Market Neutral Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Market Neutral Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Master Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Offshore Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
	Jennison Global Healthcare Offshore TPT Fund, Ltd. c/o Jennison Associates LLC Grand Central Station P.O. Box 4480 New York, New York 10163	Director
Mirry M. Hwang Secretary, Senior Vice President, Chief Legal Officer	Prudential Trust Company 30 Scranton Office Park Scranton, Pennsylvania 18507	Assistant Secretary
Ronald K. Andrews Director	Prudential Investments LLC Gateway Center 3 Newark, New Jersey 07102	Senior Vice President
David Hunt Director	PIM Warehouse, Inc. 7 Giralda Farms Madison, New Jersey 07940	Director, Chairman
	Prudential Investment Management, Inc. 751 Broad Street Newark, New Jersey 07102	Director, Chairman, Chief Executive Officer, President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Prudential Asset Management Holding Company LLC 751 Broad Street Newark, New Jersey 07102	Chairman, Chief Executive Officer, President, Manager
	PIM Investments, Inc. Gateway Center 3 Newark, New Jersey 07102	Director, President
	PIM Foreign Investments, Inc. 913 North Market Street Wilmington, Delaware 19801	President
	Quantitative Management Associates LLC Gateway Center 2 Newark, New Jersey 07102	Manager
	Prudential Financial, Inc. 751 Broad Street Newark, New Jersey 07102	Senior Vice President
Judy Rice Director	Prudential Investment Management Services LLC Gateway Center 3 Newark, New Jersey 07102	Chief Executive Officer, President
	Prudential Investments LLC Gateway Center 3 Newark, New Jersey 07102	Chairman
Joel Allen Smith Director	745 Property Investments 7 Giralda Farms Madison, New Jersey 07940	Chief Operating Officer, President, Trustee
	PIM Foreign Investments, Inc. 913 North Market Street Wilmington, Delaware 19801	Vice President-Investments
	PIM Investments, Inc. Gateway Center 3 Newark, New Jersey 07102	Vice President
	PIM Warehouse, Inc. 7 Giralda Farms Madison, New Jersey 07940	Director, President
	PREI Acquisition I, Inc. Gateway Center 3 Newark, New Jersey 07102	Director, President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	PREI Acquisition II, Inc. 751 Broad Street Newark, New Jersey 07102	Director, President
	PREI HYDG, LLC 680 Fifth Avenue New York, New York 10019	President
	Prudential Home Building Investors, Inc. 7 Giralda Farms Madison, New Jersey 07940	Director, Chairman, Chief Executive Officer
	Prudential Investment Management Services LLC Gateway Center 3 Newark, New Jersey 07102	Vice President
	Prudential Investment Management, Inc. 751 Broad Street Newark, New Jersey 07102	Vice President
	TMW Real Estate Group, LLC 751 Broad Street Newark, New Jersey 07102	President
	PLA Retail Fund I Manager, LLC 7 Giralda Farms Madison, New Jersey 07940	Vice President
	PLA Services Manager Mexico, LLC 7 Giralda Farms Madison, New Jersey 07940	Vice President

JO Hambro Capital Management Limited

JO Hambro Capital Management Limited ("JOHCM") is a Sub-Adviser for the Registrant's World Equity Ex-US Fund. The principal business address of JOHCM is Ground Floor, Ryder Court, 14 Ryder Street, London, SW1Y, 6QB, United Kingdom. JOHCM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JOHCM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. ("JPMIM") is a Sub-Adviser for the Registrant's Small Cap, Core Fixed Income and High Yield Bond Funds. The principal business address of JPMIM is 270 Park Avenue, New York, New York 10017. JPMIM is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of JPMIM has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Lazard Asset Management LLC

Lazard Asset Management LLC ("Lazard") is an investment Sub-Adviser for the Registrant's Large Cap Disciplined Equity Fund. The principal address of Lazard is 30 Rockefeller Plaza, New York, New York 10112. Lazard is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James Donald Managing Director, Portfolio Manager/Analyst	Empower 111 John St, Suite 1005 New York, New York 10038	Board of Directors
Andrew Lacey Deputy Chairman, Portfolio Manager/Analyst	The Link Community School 120 Livingston St Newark, NJ 07103	Board of Directors
	Wesleyan Wesleyan Station Middeltown, CT 06459	Committee Member for Athletics Council
	Montclair Art Museum 3 South Mountain Ave Montclair, NJ 07042	Board of Directors
John Reinsberg Deputy Chairman, Portfolio Manager/Analyst	University Of Pennsylvania School of Arts and Sciences 120 Claudia Cohen Hall 249 South 36th Street Philadelphia, PA 19104	Member of Board of Overseers
	University Of Pennsylvania Huntsman Program 3732 Locust Walk Philadelphia, PA 19104	Member of Advisory Board
	Alliance for Cancer Gene Therapy Ninety Six Cummings Point Road Stamford, CT 06902	Member of Advisory Board
	U.S. Institute (Institutional Investor) 225 Park Avenue South New York, NY 10003	Board of Directors member

Lee Munder Capital Group, LLC

Lee Munder Capital Group, LLC ("LMCG") is a Sub-Adviser for the Registrant's Small Cap, Small Cap II and Small/Mid Cap Equity Funds. The principal business address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMCG is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Lee Munder Board Member	Rednum Family Investments, LP 422 Sunset Road West Palm Beach, FL 33401	Managing Partner
Jeffrey Davis Chief Investment Officer	Berklee School of Music 140 Boylson Street Boston, MA 02215	Member of the Presidential Advisory Council, Non-Trustee Member of the Investment Committee for the Endowment and Pension Fund
Richard H. Adler Board Member	Convergent Capital Management LLC (CCM) 500 West Madison Street Suite 2620 Chicago, IL 60661	President & Chief Executive Officer, Board Member
	AMBS Investment Counsel, LLC 625 Kenmoor SE, Suite 307 Grand Rapids, MI 49546	Board Member
	Clifford Swan Investment Counsel 200 South Los Robles Avenue—Suite 320 Pasadena, CA 91101	Board Member
	Convergent Wealth Advisors 12505 Park Potomac Avenue Suite 400 Potomac, MD 20854	Board Member
	Mid-Continent Capital 150 South Wacker Drive Suite 400 Chicago, IL 60606-4101	Board Member
	SKBA Capital Management 44 Montgomery Street Suite 3500 San Francisco, CA 94104	Board Member

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Richard S. Gershen Board Member	City National Bank City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Executive Vice President, Wealth Management
	Convergent Capital Management LLC (CCM) 500 West Madison Street Suite 2620 Chicago, IL 60661	Board Member
	Convergent Wealth Advisors 12505 Park Potomac Avenue Suite 400 Potomac, MD 20854	Board Member
William J. Freeman Board Member	City National Bank City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Senior Vice President, Director of Corporate Development for the Wealth Management Affiliates
	Convergent Capital Management LLC (CCM) 500 West Madison Street Suite 2620 Chicago, IL 60661	Board Member
	Convergent Wealth Advisors 12505 Park Potomac Avenue Suite 400 Potomac, MD 20854	Board Member
	City National Asset Management, Inc. City National Center 400 North Roxbury Drive Beverly Hills, CA 90210	Board Member
	Clifford Swan Investment Counsel 200 South Los Robles Avenue, Suite 320 Pasadena, CA 91101	Board Member
	City National Securities, Inc. 400 North Roxbury Drive Beverly Hills, CA 90210	Board Member

Legal & General Investment Management America Inc.

Legal & General Investment Management America, Inc. ("LGIMA") is a Sub-Adviser to the Registrant's Long Duration and Long Duration Corporate Bond Funds. The principal address of LGIMA is 8755 West Higgins Road, Chicago, Illinois 60631. LGIMA is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LGIMA has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Logan Circle Partners, L.P.

Logan Circle Partners, L.P. ("Logan Circle") serves as a Sub-Adviser for the Registrant's Ultra Short Duration Bond Fund. The principal address of Logan Circle is Three Logan Square, 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103. Logan Circle is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Logan Circle has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management ("LSV") is a Sub-Adviser for the Registrant's Large Cap, Small Cap, Small/Mid Cap Equity and U.S. Managed Volatility Funds. The principal business address of LSV is 155 N. Wacker Drive, Chicago, Illinois 60606. LSV is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LSV has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

McKinley Capital Management, LLC

McKinley Capital Management, LLC ("McKinley Capital") is a Sub-Adviser for the Registrant's World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, Alaska 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of McKinley Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Metropolitan West Asset Management LLC

Metropolitan West Asset Management LLC ("MetWest") is a Sub-Adviser for the Registrant's Core Fixed Income, Long Duration and Long Duration Corporate Bond Funds. The principal business address of MetWest is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017. MetWest is a registered investment adviser under the Advisers Act.

The principal business address of West Gate Advisors, LLC, Metropolitan West Funds and TCW Group Inc. is 865 S. Figueroa Street, Suite 1800, Los Angeles, California 90017.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Tad Rivelle Chief Investment Officer	West Gate Advisors, LLC	Chief Investment Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Metropolitan West Funds	Executive Vice President
	TCW Group Inc.	Chief Investment Officer, Fixed Income
Laird Landmann President, Portfolio Manager Position	West Gate Advisors, LLC	President, Portfolio Manager
	Metropolitan West Funds	Trustee
	TCW Group Inc.	Group Managing Director
David Lippman Chief Executive Officer	West Gate Advisors, LLC	Chief Executive Officer
	Metropolitan West Funds	Principal Executive Officer, Board Member
	TCW Group Inc.	Head of Fixed Income
Stephen Kane Portfolio Manager	West Gate Advisors, LLC	Portfolio Manager
	Metropolitan West Funds	Executive Vice President
	TCW Group Inc.	Group Managing Director
Mitchell A. Flack Specialist Portfolio Manager	West Gate Advisors, LLC	Specialist Portfolio Manager
	TCW Group Inc.	Managing Director
Bryan T. Whalen Specialist Portfolio Manager	West Gate Advisors, LLC	Specialist Portfolio Manager
	TCW Group Inc.	Managing Director
A. Christopher Scibelli Director of Marketing	West Gate Advisors, LLC	Director of Marketing
	TCW Group Inc.	Managing Director
Patrick A. Moore Director of Client Services	West Gate Advisors, LLC	Director of Client Services
	TCW Group Inc.	Managing Director
David Devito Chief Financial Officer	West Gate Advisors, LLC	Chief Financial Officer
	Metropolitan West Funds	Treasurer, Chief Financial Officer
	TCW Group Inc.	Executive Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Hilary G. D. Lord Chief Compliance Officer	TCW Group Inc.	Managing Director
George P. Ristic Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer
	TCW Group Inc.	Managing Director

NFJ Investment Group LLC

NFJ Investment Group LLC ("NFJ") is a Sub-Adviser for the Registrant's World Equity Ex-US Fund. The principal business address of NFJ is 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. NFJ is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
R. Burns McKinney, CFA	Texas Tech University 2903 4th Street Administrative Support Bldg. Room 144 Box 45017 Lubbock, TX 79409	Member of Advisory Board
Timothy L. Abbuhl, Senior Vice President	Centennial Asset Management Corporation	Treasurer
	OFI Institutional Asset Management, Inc.	Vice President
	Trinity Investment Management Corporation	Vice President
	OFI Trust Company	Vice President
	Oppenheimer Acquisition Corp.	Assistant Treasurer
	OppenheimerFunds Distributor, Inc.	Vice President and Assistant Treasurer
Robert Agan, Senior Vice President	Shareholder Financial Services, Inc.	Senior Vice President
	OFI Institutional Asset Management, Inc.	Senior Vice President
	Shareholders Services, Inc.	Senior Vice President
	OppenheimerFunds Distributor, Inc.	Vice President
	Centennial Asset Management Corporation	Vice President
	OFI Private Investments Inc.	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Carl Algermissen, Vice President, Senior Counsel & Assistant Secretary	Centennial Asset Management Corporation.	Assistant Secretary
Janette Aprilante, Vice President & Secretary	Centennial Asset Management Corporation	Secretary (since December 2001)
	OppenheimerFunds Distributor, Inc.	Secretary (since December 2001)
	HarbourView Asset Management Corporation	Secretary (since June 2003)
	Oppenheimer Real Asset Management, Inc.	Secretary (since December 2001)
	Shareholder Financial Services, Inc.	Secretary (since December 2001)
	Shareholder Services, Inc.	Secretary (since December 2001)
	Trinity Investment Management Corporation	Secretary (since January 2005)
	OppenheimerFunds Legacy Program	Secretary (since December 2001)
	OFI Private Investments Inc.	Secretary (since June 2003)
	OFI Institutional Asset Management, Inc.	Secretary (since June 2003)
	OFI Trust Company	Assistant Secretary (since December 2001).
Emily Ast, Assistant Vice President and Assistant Counsel	Willkie Farr & Gallagher LLP	Former Associate
Kevin Babikian, Vice President and Assistant Counsel	Dechert LLP	Former Senior Associate (February 2010—February 2012)
James F. Bailey, Senior Vice President	Shareholder Services, Inc.	Senior Vice President
Kathleen Beichert, Senior Vice President	OppenheimerFunds Distributor, Inc.	Vice President
Emanuele Bergagnini, Vice President	OFI Institutional Asset Management, Inc.	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Rajeev Bhaman, Senior Vice President	OFI Institutional Asset Management, Inc.	Vice President
Kamal Bhatia, Senior Vice President	TIAA-CREF	Managing Director (August 2006—September 2011).
Michael Block, Assistant Vice President	PB Capital	Analyst (June 2011)
	Sound Point Capital Management	Consultant (January 2011—June 2011).
Lisa I. Bloomberg, Senior Vice President & Deputy General Counsel	Oppenheimer Real Asset Management, Inc.	Assistant Secretary
Lori E. Bostrom, Senior Vice President & Deputy General Counsel	OppenheimerFunds Legacy Program.	Assistant Secretary
Jack Brown, Vice President	HarbourView Asset Management Corporation.	Assistant Secretary
Mary Cademartori, Vice President and Associate Counsel	UBS Financial Services Inc.	Director and Associate General Counsel (April 2007—January 2011)
Nitin Chandiramani, Assistant Vice President	JPMorgan Asset Management	Senior Compliance Officer (March 2008—August 2011)
Roger W. Crandall, Director	Massachusetts Mutual Life Insurance Company	President, Director and Chief Executive Officer
	Oppenheimer Acquisition Corp.	Chairman of the Board & Class A Director
George Curry, Vice President	OppenheimerFunds Distributor, Inc.	Vice President
Rushan Dagli, Vice President	OFI Private Investments Inc.	Vice President
	Shareholder Financial Services, Inc.	Vice President
	Shareholder Services, Inc.	Vice President
John Damian, Senior Vice President	OFI Institutional Asset Management, Inc.	Vice President
Steven D. Dombrower, Vice President	OFI Private Investments Inc.	Senior Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	OppenheimerFunds Distributor, Inc.	Vice President
Dana Espinel, Assistant Vice President	Wolters Kluwer	Senior Meetings Events Manager (May 2007—October 2010)
David Falicia, Assistant Vice President	HarbourView Asset Management Corporation	Assistant Secretary
Kristie Feinberg, Senior Vice President and Treasurer	Oppenheimer Acquisition Corp.	Assistant Treasurer
	Centennial Asset Management Corp.	Assistant Treasurer
	OFI Trust Company	Assistant Treasurer
	OFI Institutional Asset Management, Inc.	Vice President
	OppenheimerFunds Legacy Program	Treasurer
	OFI Private Investments Inc.	Treasurer
	Oppenheimer Real Asset Management, Inc.	Treasurer
	HarbourView Asset Management Corporation.	Treasurer
Tracy Firmin, Assistant Vice President	TIAA CREF	Branch Supervision Manager (December 2010—November 2011) and Supervisory Principal (December 2005—November 2011)
Arthur S. Gabinet, Executive Vice President and General Counsel	the Manager	Executive Vice President (since May 2010) and General Counsel (since January 2011)
	the Distributor	General Counsel (since January 2011)
	Centennial Asset Management Corporation	General Counsel (since January 2011)
	HarbourView Asset Management Corporation	Executive Vice President and General Counsel (since January 2011)

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	OppenheimerFunds International Ltd.	Assistant Secretary (since January 2011) and Director (since January 2011)
	OppenheimerFunds plc	Assistant Secretary (since January 2011) and Director (since January 2011)
	Oppenheimer Partnership Holdings, Inc.	Vice President and Director (since January 2011)
	Oppenheimer Real Asset Management, Inc.	Director (since January 2011)
	Shareholder Financial Services, Inc.	Executive Vice President and General Counsel
	Shareholder Services, Inc.	Executive Vice President and General Counsel (since January 2011)
	OFI Private Investments, Inc.	Executive Vice President and General Counsel (since January 2011)
	OppenheimerFunds Legacy Program	Vice President (since January 2011)
	Oppenheimer Acquisition Corp	Vice President (since February 2011)
	OFI Institutional Asset Management, Inc.	Executive Vice President and General Counsel (since January 2011)
	the Manager	General Counsel, Asset Management (May 2010—December 2010).
Anthony W. Gennaro, Jr., Vice President	OFI Institutional Asset Management, Inc.	Vice President
Alan C. Gilston, Vice President	OFI Trust Company.	Director
Edward Gizzi, Vice President and Assistant Counsel	Willkie Farr & Gallagher, LLP	Associate (February 2006—October 2010)
William F. Glavin, Jr., Chairman, Chief Executive Officer, President and Director	MassMutual Financial Group	Formerly Executive Vice President and co-Chief Operating Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	OFI Institutional Asset Management, Inc.	Director
	Tremont Group Holdings, Inc.	Director
	Oppenheimer Real Asset Management, Inc.	Director
	Oppenheimer Acquisition Corp.	Chief Executive Officer, President & Management Director
Jennifer Goldstein, Vice President & Assistant Counsel	BlackRock Inc.	Director (December 2009—August 2011)
Manind Govil, Senior Vice President	OFI Institutional Asset Management, Inc.	Senior Vice President
Raquel Granahan, Senior Vice President	OFI Private Investments Inc.	Senior Vice President
	OppenheimerFunds Distributor, Inc.	Vice President
	OppenheimerFunds Legacy Program.	Vice President
Lori Heinel Senior Vice President	Citi Private Bank.	Formerly a managing director and Head of Investment Solutions
Philipp Hensler, Executive Vice President	DWS Investment Distributors, Inc.	Formerly CEO, Chairman and Managing Director
	OppenheimerFunds Distributor, Inc.	Director, Chairman of the Board & President
	Centennial Asset Management, Inc.	Chairman, Chief Executive Officer & Director
Robert Herz, Vice President	John W. Bristol & Co., Inc.	Managing Director (May 2003—January 2011)
Joseph Higgins, Vice President	OFI Institutional Asset Management, Inc. and	Vice President
	OFI Private Investments Inc.	Vice President
Brian Hourihan, Senior Vice President & Deputy General Counsel	Oppenheimer Real Asset Management, Inc.	Assistant Secretary
	OFI Private Investments Inc.	Assistant Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	HarbourView Asset Management Corporation	Assistant Secretary
	OFI Institutional Asset Management, Inc.	Assistant Secretary (since April 2006)
	Trinity Investment Management Corporation	Assistant Secretary
	OFI Trust Company.	Secretary
Edward Hrybenko, Senior Vice President	OppenheimerFunds Distributor, Inc.	Vice President
Margaret Hui, Vice President	HarbourView Asset Management Corporation.	Vice President
Kathleen T. Ives, Senior Vice President	OppenheimerFunds Distributor, Inc.	Vice President and Assistant Secretary of
	Shareholder Services, Inc.	Vice President and Assistant Secretary of
	Centennial Asset Management Corporation	Assistant Secretary
	HarbourView Asset Management Corporation	Assistant Secretary
	OppenheimerFunds Legacy Program	Assistant Secretary
	Shareholder Financial Services, Inc.	Assistant Secretary
Steel Jaykus, Vice President	Morgan Stanley.	Global Head of Performance & Attribution (December 2009—October 2011)
Diane Johnston, Vice President	Fidelity Investments	Director (May 2009—August 2011)
Amee Kantesaria, Vice President, Assistant Counsel & Assistant Secretary	Oppenheimer Acquisition Corp.	Assistant Secretary
Robert Kinsey, Vice President	ING Investment Management.	Formerly a Senior Vice President and Senior Portfolio Specialist
Turgot Kisinbay, Assistant Vice President	International Monetary Fund	Economist (June 2002—July 2011).

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Brian Kramer, Vice President	Oppenheimer Acquisition Corp.	Assistant Treasurer
Robert Kuhta, Vice President	Slalom Consulting	Client Service Lead (September 2009—June 2011)
Helena Lee, Assistant Vice President	Citigroup	Previously an Associate (October 2006—February 2011).
Julie A. Libby, Senior Vice President	OFI Private Investments Inc.	President and Chief Operating Officer
Jennifer Loew, Vice President	Michael C. Fina Corporate Sales, Inc.	Director of Business Development (April 2010—May 2011)
Neil McCarthy, Vice President	OFI Institutional Asset Management, Inc.	Vice President
	OFI Private Investments Inc.	Vice President
Elizabeth McCormack, Vice President	HarbourView Asset Management Corporation	Vice President and Assistant Secretary of
	OFI Institutional Asset Management, Inc.	Vice President
	OFI Trust Company.	Vice President
William McNamara, Vice President	OFI Private Investments Inc.	Vice President
Krishna Memani, Senior Vice President and Director of Fixed Income	OFI Institutional Asset Management, Inc.	Senior Vice President
Carlos Mena, Assistant Vice President	HarbourView Asset Management Corporation	Assistant Vice President of
	Bank of New York Mellon	Vice President (February 2000—January 2011)
Timothy Mulvihill, Vice President	Courage Capital Management	Analyst (June 2010—June 2012)
Christina Nasta, Senior Vice President	OppenheimerFunds Distributor, Inc.	Vice President
Eugene Nemirovsky, Assistant Vice President	Ogilvy & Mather	Senior Interactive Developer (August 2006—May 2011)

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Kim Pascalau, Vice President	Shareholder Services, Inc.	Assistant Vice President
	Shareholder Financial Services, Inc.	Assistant Vice President
Andrea Pash, Assistant Vice President	AXA Equitable	Marketing Manager (June 2007—January 2011)
Monica Patel, Vice President	CITI.	Vice President and Senior HR Generalist (May 2010—May 2011) and Lead HR Generalist (May 2011—May 2012)
Nadia Persaud, Assistant Vice President and Assistant Counsel	Sidley Austin, LLP.	Former Associate
Brian Petersen, Vice President	OppenheimerFunds Legacy Program.	Assistant Treasurer
David Pfeffer, Executive Vice President, Chief Financial Officer & Director	Oppenheimer Acquisition Corp.	Management Director and Treasurer
	OppenheimerFunds Distributor, Inc.	Director
	OFI Private Investments Inc.	Director
	Oppenheimer Real Asset Management, Inc.	Director
	OFI Institutional Asset Management, Inc.	Director & Executive Vice President
	Trinity Investment Management Corporation	Director & Executive Vice President
	OFI Trust Company	Senior Vice President
	HarbourView Asset Management Corporation	Director & President
	Shareholder Services, Inc.	Director
	Centennial Asset Management Corporation	Director
	Tremont Group Holdings, Inc.	Director
	Shareholder Financial Services, Inc.	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
John Ptasinski, Assistant Vice President	Jeppesen Sanderson	Former Senior Manager
	Boeing Company	Former Senior Manager (November 2003—January 2011).
Jodi Robinowitz, Senior Vice President	BNP Paribas	Head of Talent Management and Acquisition (October 2008—June 2011)
Benjamin Ram, Vice President	OFI Institutional Asset Management, Inc.	Vice President
Michael Rollings, Director	Massachusetts Mutual Life Insurance Company	Executive Vice President and Chief Financial Officer
	Oppenheimer Acquisition Corp.	Class A Director
Stacey Roode, Senior Vice President	OppenheimerFunds Legacy Program	Senior Vice President
	Shareholder Financial Services, Inc.	Senior Vice President
Shareholder Services, Inc.
Jacob Rothschild, Vice President	Digital Media & Business Development	Director (June 2008—November 2010)
Adrienne Ruffle, Vice President & Associate Counsel	OppenheimerFunds Legacy Program	Assistant Secretary
	OFI Private Investments Inc.	Assistant Secretary
Catherine Sanders, Assistant Vice President	The Sanders Group.	President & Consultant (July 2009—September 2011)
Kurt Savallo, Assistant Vice President	OppenheimerFunds, Inc.	Former Senior Business Analyst
Erik Schneberger, Vice President	Morgan Stanley Smith Barney	Vice President (January 2008—May 2011)
Melinda Scott, Assistant Vice President	Transamerica Corporation	Assistant Controller (August 2002—May 2012)
Sibil Sebastian, Assistant Vice President	BlackRock	Product Marketing Associate (October 2010—February 2012)
Jennifer L. Sexton, Vice President	OFI Private Investments Inc.	Senior Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Amy Shapiro, Vice President and Assistant Counsel	Lord, Abbett & Co. LLC	Counsel (June 2005—January 2012)
Marc Sommer, Assistant Vice President	Hearst Corporation	Director of Finance & Administration (February 2008—August 2011)
Arthur P. Steinmetz, Executive Vice President & Chief Investment Officer	HarbourView Asset Management Corporation	Director and Senior Vice President
	OFI Institutional Asset Management, Inc.	Vice President
	Oppenheimer Real Asset Management, Inc.	Director & President
Michael Sternhell, Vice President & Associate Counsel	Kramer Leven Naftalis & Frankel LLP.	Former Securities Litigator
Peter Strzalkowski, Vice President	HarbourView Asset Management, Inc.	Vice President
Amy Sullivan, Assistant Vice President	HarbourView Asset Management, Inc.	Assistant Secretary
Michael Sussman, Vice President	OppenheimerFunds Distributor, Inc.	Vice President
Christopher Thabet, Assistant Vice President	ING Investment Management	Assistant Vice President (May 2010—April 2012)
Igor Tishin, Vice President	Troika Dialog USA	Former employee (February 2005—January 2011)
Mark S. Vandehey, Senior Vice President & Chief Compliance Officer	OppenheimerFunds Distributor, Inc.	Vice President and Chief Compliance Officer
	Centennial Asset Management Corporation	Vice President and Chief Compliance Officer
	Shareholder Services, Inc.	Vice President and Chief Compliance Officer
	HarbourView Asset Management Corporation	Chief Compliance Officer
	Oppenheimer Real Asset Management, Inc.	Chief Compliance Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Shareholder Financial Services, Inc.	Chief Compliance Officer
	Trinity Investment Management Corporation	Chief Compliance Officer
	OppenheimerFunds Legacy Program	Chief Compliance Officer
	OFI Private Investments Inc.	Chief Compliance Officer
	OFI Trust Company	Chief Compliance Officer
	OFI Institutional Asset Management, Inc.	Chief Compliance Officer
Raman Vardharaj, Vice President	OFI Institutional Asset Management, Inc.	Vice President
Darren Walsh, Executive Vice President	Shareholder Financial Services, Inc.	President and Director
	Shareholder Services, Inc.	President and Director
Richard Walsh, Vice President	OFI Private Investments	Vice President
Samuel Wang, Vice President	Citigroup, Inc.	Director of Global Communications and Public Affairs (January 2010—October 2010)
Elizabeth Ward, Director	Massachusetts Mutual Life Insurance Company	Senior Vice President and Chief Enterprise Risk Officer
	Oppenheimer Acquisition Corp.	Class A Director
Jerry A. Webman, Senior Vice President	HarbourView Asset Management Corporation.	Senior Vice President
Joseph J. Welsh, Senior Vice President	HarbourView Asset Management Corporation	Vice President
	OFI Institutional Asset Management, Inc.	Vice President
Lindsay Whetton, Vice President	TIAA-CREF	Wealth Management Director (April 2006—June 2011)
Laura White, Vice President	Diversified	Former Vice President (July 2010—May 2012)
Adam Wilde, Vice President	HarbourView Asset Management Corporation	Assistant Secretary

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Martha Willis, Executive Vice President	Investment Product Management at Fidelity Investments	Former Executive Vice President
	OFI Private Investments Inc.	Director
	Centennial Asset Management Corporation	Director
	OppenheimerFunds Legacy Program.	President & Director
Brian W. Wixted, Senior Vice President	HarbourView Asset Management Corporation	Treasurer
	OppenheimerFunds International Ltd.	Treasurer
	Oppenheimer Real Asset Management, Inc.	Treasurer
	Shareholder Services, Inc.	Treasurer
	Shareholder Financial Services, Inc.	Treasurer
	OFI Institutional Asset Management, Inc.	Treasurer
	OppenheimerFunds plc	Treasurer
	OppenheimerFunds Legacy Program	Treasurer
	OFI Private Investments Inc.	Senior Vice President
	OFI Trust Company	Treasurer and Chief Financial Officer
	Oppenheimer Acquisition Corp.	Assistant Treasurer
Carol E. Wolf, Senior Vice President	HarbourView Asset Management Corporation	Senior Vice President
	OFI Institutional Asset Management, Inc.	Vice President
	Centennial Asset Management Corporation	Vice President
	Colorado Ballet	Board Member
Oliver Wolff, Assistant Vice President	HarbourView Asset Management Corporation	Assistant Secretary
Caleb C. Wong, Vice President	OFI Institutional Asset Management, Inc.	Vice President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
John Yoder, Vice President and Assistant Counsel	U.S. Securities and Exchange Commission	Senior Counsel (August 2005—June 2011)
Steven Zhang, Vice President	Lord Abbett & Co.	Director of Marketing and Business Analytics (August 2005—February 2012)

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a Sub-Adviser for the Large Cap Disciplined Equity Fund. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is an investment adviser registered under the Advisers Act.

The information below is current as of September 13, 2012.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Dennis Kass Manager and Chairman	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Director
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Senior Managing Director, Director and Vice President
David A. Hunt Manager	PIM Warehouse, Inc. 7 Giralda Farms, Madison NJ 07940	Chairman, Director
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Chairman, Director, President & CEO
	Prudential Asset Management Holding Company LLC 751 Broad Street, Newark, NJ 07102	Chairman & CEO, Manager, President
	Jennison Associates LLC 466 Lexington Avenue New York, NY 10017	Director
	PIM Investments, Inc. 3 Gateway Center, 14th Floor Newark, NJ 07102	Director, President
	PIM Foreign Investments, Inc. 913 North Market Street, Suite 702, Wilmington, DE 19801	President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Prudential Financial, Inc. 751 Broad Street, Newark, NJ 07102	Senior Vice President
Scott L. Hayward Manager and Chief Executive Officer	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Director and Executive Vice President
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Vice President
Margaret S. Stumpp Manager, Vice President	Prudential Trust Company 30 Scranton Office Park Scranton, PA 18507	Vice President, Sales Officer
	Prudential Investment Management, Inc. 2 Gateway Center Newark, NJ 07102	Vice President

Robeco Investment Management, Inc.

Robeco Investment Management, Inc. ("RIM") is a Sub-Adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of RIM is 909 Third Avenue, New York, New York 10022. RIM is an investment adviser registered under the Advisers Act.

The sole business activity of RIM is to serve as an investment adviser. RIM provides investment advisory services to the Robeco Boston Partners Funds and the Robeco Weiss, Peck, & Greer Funds.

RIM serves as an investment adviser to domestic and foreign institutional investors, investment companies, commingled trust funds, private investment partnerships and collective investment vehicles. Information as to the directors and officers of RIM is as follows:

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mark E. Donovan Senior Managing Director, Co-Chief Executive Officer	Robeco Institutional Asset Management US Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	Director
	Robeco Trust Company One Beacon Street, 30th Floor Boston, MA 02108	Co-CEO, Director & Chairman of the Board
	Saint Sebastian High School 1191 Greendale Avenue Needham, MA 02492	Trustee
Joseph F. Feeney, Jr. Senior Managing Director, Co-Chief Executive Officer	Robeco US Holding, Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Robeco Trust Company One Beacon Street, 30th Floor Boston, MA 02108	President, Co-CEO, Chief Investment Officer, Director & Vice Chairman of the Board
William George Butterly, III Senior Managing Director, Chief Operating Officer, General Counsel, Chief Compliance Officer & Secretary	Robeco Institutional Asset Management US Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	Chief Legal Officer, Chief Compliance Officer & Secretary
	Robeco Securities, L.L.C. 909 Third Avenue, 32nd Floor New York, New York, 10022	Chief Legal Officer
	Robeco Trust Company One Beacon Street, 30th Floor Boston, MA 02108	Chief Operating Officer, Secretary & Director
	Sustainable Asset Management USA, Inc. 909 Third Avenue, 32nd Floor New York, New York, 10022	Chief Legal Officer, Chief Compliance Officer & Secretary

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a Sub-Adviser for the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address of Security Capital is 10 South Dearborn Street, Suite 1400, Chicago, Illinois 60603. Security Capital is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Security Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is a Sub-Adviser for the Registrant's Large Cap Index, Extended Market Index and Dynamic Asset Allocation Funds. The principal business address of SSgA FM is One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
James E. Ross Chairman and Director, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director of SSgA, a division of State Street Bank and Trust Company
Keith Crawford Treasurer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Financial Officer, SSgA

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Alyssa Albertelli, Director and Chief Compliance Officer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Chief Compliance Officer, SSgA
Phillip Gillespie Chief Legal Officer, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	General Counsel, SSgA
Ellen Needham Director and President, SSgA FM	State Street Global Advisors One Lincoln Street Boston, MA 02111	Senior Managing Director, SSgA

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a Sub-Adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Peter J. Wilby Chief Investment Officer, Managing Member of General Partner	Stone Harbor Investment Funds 31 West 52nd Street 16th Floor New York, NY 10019	President
Thomas W. Brock Chief Executive Officer	Stone Harbor Investment Funds 31 West 52nd Street 16th Floor New York, NY 10019	Chairman

Thornburg Investment Management Inc

Thornburg Investment Management Inc ("TIM") is a Sub-Adviser for the World Equity Ex-US and Screened World Equity Ex-US Funds. The principal business address of TIM is 2300 North Ridgetop Road, Santa Fe, New Mexico 87506. TIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Garrett Thornburg, Chairman	Thornburg Investment Trust 2300 N. Ridgetop Road Santa Fe, NM 87506	Chairman, Trustee
	Thornburg Securities Corporation, 2300 North Ridgetop Road, Santa Fe NM 87506	Chairman
	Thornburg Mortgage Advisory Corporation, 2300 North Ridgetop Road, Santa Fe NM 87506	President, Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	WEL, Inc., 2300 North Ridgetop Road, Santa Fe NM 87506	Chairman, controlling interest
	Chamisa Energy, 2300 North Ridgetop Road, Santa Fe NM 87506	Wel, Inc. is the managing member and has a controlling interest

Timberline Asset Management LLC

Timberline Asset Management LLC ("Timberline") is a Sub-Adviser to the Registrant's Small Cap, Small Cap II and Small/Mid Cap Equity Funds. The principal business address of Timberline is 805 SW Broadway, Portland, Oregon 97205. Timberline, a Delaware limited liability company, does business in the State of California as Timberline Asset Managers LLC. Timberline is an investment adviser registered under the Advisers Act.

Unless otherwise noted, the principal business address of each of the companies listed below is One Montgomery Street, Suite 3700, San Francisco, California 94104.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection with Other Company
Thomas Weisel Chairman, Board of Managers	Thomas Weisel Asset Management LLC Thomas Weisel Capital Management LLC	Chairman, Board of Managers
	Thomas Weisel Group, Inc., and various other subsidiaries	Various positions
	Stifel Financial Corp. One Financial Plaza 501 North Broadway St. Louis, MO 63102	Co-Chairman, Board of Directors
Paul Slivon Member, Board of Managers	Thomas Weisel Asset Management LLC	Member, Board of Managers
	Thomas Weisel Partners LLC	Chief Executive Officer
	Stifel Nicolaus & Company, Inc. One Financial Plaza 501 North Broadway St. Louis, MO 63102	Senior Managing Director
Cindi Pérez Chief Operating Officer	Thomas Weisel Asset Management LLC Thomas Weisel Capital Management LLC Thomas Weisel Global Growth Partners LLC	Chief Operating Officer

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Mark Fisher Chief Legal Officer	Thomas Weisel Asset Management LLC Thomas Weisel Capital Management LLC Thomas Weisel Global Growth Partners LLC	Chief Legal Officer
	Thomas Weisel Group, Inc. and various other subsidiaries	Various positions
	Stifel Nicolaus & Company, Inc.	Managing Director-Legal
Michael Derrick Chief Financial Officer	Thomas Weisel Asset Management LLC Thomas Weisel Capital Management LLC Thomas Weisel Global Growth Partners LLC Thomas Weisel Partners LLC	Chief Financial Officer
Kenneth Korngiebel	Thomas Weisel Asset Management LLC	Member, Board of Managers
Peter Guarino Chief Compliance Officer	Thomas Weisel Asset Management LLC Thomas Weisel Capital Management LLC Thomas Weisel Global Growth Partners LLC	Chief Compliance Officer

Tocqueville Asset Management LP

Tocqueville Asset Management LP ("TAM") is a Sub-Adviser for the Large Cap Diversified Alpha Fund. The principal business address of TAM is 40 West 57th Street, 19th Floor, New York, New York 10019. TAM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Francois Sicart Chairman	Tocqueville Management Corp. 40 West 57th Street, 19th Floor New York, NY 10019	Director, Chairman
	Tocqueville Trust 40 West 57th Street, 19th Floor New York, NY 10019	Trustee, Chairman
Robert William Kleinschmidt President and Chief Executive Officer	Tocqueville Management Corp. 40 West 57th Street, 19th Floor New York, NY 10019	Director, President

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Tocqueville Trust 40 West 57th Street, 19th Floor New York, NY 10019	Trustee, President

Waddell & Reed Investment Management Co

Waddell & Reed Investment Management Co ("WRIMCO") is a Sub-Adviser for the Registrant's Large Cap Fund. The principal business address of WRIMCO is 6300 Lamar Avenue, Overland Park, Kansas 66202. WRIMCO is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Henry John Herrmann Chairman of the Board, Chairman of the Investment Policy Committee, President, Director, Chief Executive Officer	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Chief Executive Officer, Chairman of the Board, Director
	Ivy Investment Management Company 6300 Lamar Avenue, Overland Park, Kansas 66202	Chief Executive Officer, Director, Chairman of the Board, President
	Blue Cross Blue Shield of Kansas City One Pershing Square, 2301 Main, Kansas City, MO 64108	Director
	United Way of Greater Kansas City 1080 Washington Kansas City, MO 64105	Director
Daniel Charles Schulte Senior Vice President, General Counsel	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, General Counsel, Chief Legal Officer
	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, General Counsel
	Ivy Funds Distributor, Inc. 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, General Counsel
Kristen Anne Richards Senior Vice President, Chief Compliance Officer, Associate General Counsel	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Compliance Officer, Associate General Counsel

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
John Earl Sundeen, Jr. Executive Vice President, Chief Administrative Officer, Director	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Administrative Officer—Investments
	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Executive Vice President, Chief Administrative Officer, Director
Daniel Paul Connealy Senior Vice President, Chief Financial Officer, Director	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Financial Officer
	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Financial Officer, Director
	Ivy Funds Distributor, Inc. 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Director
Lawrence Joseph Cipolla Senior Vice President, Chief Operations Officer	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President
Michael Lynn Avery Director	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	President
	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Executive Vice President, Director
Thomas William Butch Senior Vice President, Chief Marketing Officer	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Chief Marketing Officer, Executive Vice President
	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Chief Marketing Officer, Senior Vice President, Director
	Ivy Funds Distributor, Inc. 6300 Lamar Avenue Overland Park, Kansas 66202	Chief Executive Officer, President, Chairman of the Board, Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Wendy Jacqueline Hills Senior Vice President, Secretary, Associate General Counsel	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Vice President, Secretary, Associate General Counsel
	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Secretary, Senior Vice President, Associate General Counsel
	Ivy Funds Distributor, Inc. 6300 Lamar Avenue Overland Park, Kansas 66202	Secretary
Philip James Sanders Chief Investment Officer, Senior Vice President	Waddell & Reed Financial, Inc 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Investment Officer
	Ivy Investment Management Company 6300 Lamar Avenue Overland Park, Kansas 66202	Senior Vice President, Chief Investment Officer

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a Sub-Adviser to the Registrant's Small/Mid Cap Equity, Opportunistic Income (f/k/a/ Enhanced LIBOR Opportunities) and Ultra Short Duration Bond Funds. The principal business address of Wellington Management is 280 Congress Street, Boston, Massachusetts 02210. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Wells Capital Management Incorporated

Wells Capital Management Incorporated ("WellsCap") is a Sub-Adviser for the Registrant's Core Fixed Income Fund. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is a registered investment adviser under the Advisers Act.

To the best of WellCap's knowledge there has been no conflict of interest brought to its attention as it relates to a director, officer or partner of WellsCap being engaged in any other business, profession, vocation, or employment of a substantial nature in the capacity of director, officer, employee, partner, or trustee over the past two fiscal years.

WestEnd Advisors, LLC

WestEnd Advisors, LLC ("WestEnd") is a Sub-Adviser for the Registrant's Large Cap and Large Cap Diversified Alpha Funds. The principal business address of WestEnd is 4064 Colony Road, Suite 130, Charlotte, North Carolina 28211. WestEnd is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WestEnd has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a Sub-Adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ronald Dewhurst Director	Legg Masson Asset Management Australia Limited Level 47, 120 Collins Street Melbourne, Victoria 3000 Australia	Director
	Legg Masson Asset Management (Japan) CO., Ltd. Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Ltd Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director
	Western Asset Management (UK) Holdings Limited 10 Exchange Square Primrose Street London EC2A 2EN	Director
	Legg Mason Poland I Plac Pilsudskiego, Building 1, Warsaw, 000-0078 POLAND	Director
	Legg Mason Poland II Plac Pilsudskiego Building 1 Warsaw, 000-0078 POLAND	Member
Thomas P. Lemke Director	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016-130	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Capital Management, LLC 100 International Drive Baltimore, MD 21202	Director
	Royce Associates, LLC 745 Fifth Avenue New York, NY 10151	Manager
Jeffrey A. Nattans Director	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Executive Vice President
	Legg Mason International Holdings, LLC 100 International Drive Baltimore, MD 21202	Manager and Vice President
	Clearbridge Advisors, LLC 620 8th Avenue, 48th Floor New York, NY 10018	Manager
	Clearbridge Asset Management, Inc. 620 8th Avenue, 48th Floor New York, NY 10018	Manager
	Global Currents Investment Management, LLC Delaware Corporate Center II 2 Righter Parkway Wilmington, DE 19803	Manager
	Legg Mason Investment Counsel, LLC 100 International Drive Baltimore, MD 21202	Manager
	Royce & Associates, LLC 745 Fifth Avenue New York, NY 10151	Manger
	Nova Scotia Company 1959 Upper Water St., Suite 800 Halifax, Nova Scotia B3J 2X2, Canada	Director
	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016-1301	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Bartlett & Co. 600 Vine Street, Suite 2100 Cincinnati, OH 45202	Director
	Legg Mason Capital Management, LLC 100 International Drive Baltimore, MD 21202	Director
	Legg Mason Real Estate Capital, Inc. 10880 Wilshire Blvd, Suite 1750 Los Angeles, CA 90024	Director
	Legg Mason Real Estate Capital, Inc. II 10880 Wilshire Blvd, Suite 1750, Los Angeles, CA, 90024	Director
	PCM Holdings I, Inc. 8889 Pelican Blvd, 5th Floor Naples, FL 34108	Director
	PCM Holdings II, Inc. 8889 Pelican Blvd, 5th Floor Naples, FL 34108	Director
	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director
	Western Asset Management Company Ltd. Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director
	Western Asset Management (UK) Holdings Limited 10 Exchange Square Primrose Street London EC2A 2EN	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Western Asset Management Company Pte, Ltd 1 George Street #23-01 Singapore 04914	Director
James W. Hirschmann III Managing Director, Director	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director
Michael B. Zelouf Director	Western Asset Management Company Ltd Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director
	Western Asset Management Company Pte, Ltd 1 George Street #23-01 Singapore 049145	Director
Mark Pearson	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Chairman, Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director, President, Chief Executive Officer
Charles (Tony) Ruys de Perez, Director	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western Asset Limited") is a Sub-Adviser for the Registrant's Core Fixed Income Fund. The principal business address of Western Asset Limited is 10 Exchange Square, Primrose Street, London EC2A 2EN, United Kingdom. Western Asset Limited is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Ronald Dewhurst Director	Legg Masson Asset Management Australia Limited Level 47, 120 Collins Street Melbourne, Victoria 3000 Australia	Director
	Legg Masson Asset Management (Japan) CO., Ltd. Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Ltd Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director
	Western Asset Management (UK) Holdings Limited 10 Exchange Square Primrose Street London EC2A 2EN	Director
	Legg Mason Poland I Plac Pilsudskiego, Building 1, Warsaw, 000-0078 POLAND	Director
	Legg Mason Poland II Plac Pilsudskiego Building 1 Warsaw, 000-0078 POLAND	Member
Thomas P. Lemke Director	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016-130	Director
	Legg Mason Capital Management, LLC 100 International Drive Baltimore, MD 21202	Director
	Royce Associates, LLC 745 Fifth Avenue New York, NY 10151	Manager

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Jeffrey A. Nattans Director	Legg Mason, Inc. 100 International Drive Baltimore, MD 21202	Executive Vice President
	Legg Mason International Holdings, LLC 100 International Drive Baltimore, MD 21202	Manager and Vice President
	Clearbridge Advisors, LLC 620 8th Avenue, 48th Floor New York, NY 10018	Manager
	Clearbridge Asset Management, Inc. 620 8th Avenue, 48th Floor New York, NY 10018	Manager
	Global Currents Investment Management, LLC Delaware Corporate Center II 2 Righter Parkway Wilmington, DE 19803	Manager
	Legg Mason Investment Counsel, LLC 100 International Drive Baltimore, MD 21202	Manager
	Royce & Associates, LLC 745 Fifth Avenue New York, NY 10151	Manger
	Nova Scotia Company 1959 Upper Water St., Suite 800 Halifax, Nova Scotia B3J 2X2, Canada	Director
	Barrett Associates, Inc. 90 Park Avenue, New York, NY 10016-1301	Director
	Bartlett & Co. 600 Vine Street, Suite 2100 Cincinnati, OH 45202	Director
	Legg Mason Capital Management, LLC 100 International Drive Baltimore, MD 21202	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Legg Mason Real Estate Capital, Inc. 10880 Wilshire Blvd, Suite 1750 Los Angeles, CA 90024	Director
	Legg Mason Real Estate Capital, Inc. II 10880 Wilshire Blvd, Suite 1750, Los Angeles, CA, 90024	Director
	PCM Holdings I, Inc. 8889 Pelican Blvd, 5th Floor Naples, FL 34108	Director
	PCM Holdings II, Inc. 8889 Pelican Blvd, 5th Floor Naples, FL 34108	Director
	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director
	Western Asset Management Company Ltd. Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director
	Western Asset Management (UK) Holdings Limited 10 Exchange Square Primrose Street London EC2A 2EN	Director
	Western Asset Management Company Pte, Ltd 1 George Street #23-01 Singapore 04914	Director
James W. Hirschmann III Managing Director, Director	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Michael B. Zelouf Director	Western Asset Management Company Ltd Shin Marunouchi Building, 36th Floor Marunouchi 1-5-1, Chiyoda-ku, Tokyo 100-6536, Japan	Director
	Western Asset Management Company Pty Ltd Level 13, 120 Collins Street Melbourne, Victoria 3000 Australia	Director
	Western Asset Management Company Pte, Ltd 1 George Street #23-01 Singapore 049145	Director
Mark Pearson	AELIC (AXA Paris) 25 Avenue Matignon Paris 75008, France	Chairman, Chief Executive Officer
	AXA Financial 1290 Avenue of the Americas New York, NY 10104	Director, President, Chief Executive Officer
Charles (Tony) Ruys de Perez Director	Western Asset Management Company 385 East Colorado Boulevard Pasadena, California 91101	Director

William Blair & Company L.L.C.

William Blair & Company L.L.C. ("William Blair") is a Sub-Adviser to the Registrant's Small Cap and Small/Mid Cap Equity Funds. The principal business address is 222 West Adams Street, Chicago, Illinois 60606. William Blair is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
Edgar D. Jannotta Chairman	AON Corporation 200 East Randolph Street Chicago, IL 60601	Director, member of the Compliance, Executive and Investment Committees of the Board of Directors
	Molex, Incorporated 2222 Wellington Court Lisle, IL 60532	Director, Chairman of the Corporate Governance and Nominating Committee; member of the Executive Committee

Name and Position With Investment Adviser	Name and Principal Business Address of Other Company	Connection With Other Company
	Grifols, SA 2410 Lillyvale Avenue Los Angeles, CA 90032	Director, member of the Appointments and Renumeration Committee
	Commonwealth Edison Company 440 South LaSalle Street Chicago, IL 60605	Board member

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

The Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982
SEI Liquid Asset Trust	November 29, 1982
SEI Tax Exempt Trust	December 3, 1982
SEI Institutional Managed Trust	January 22, 1987
SEI Institutional International Trust	August 30, 1988
The Advisors' Inner Circle Fund	November 14, 1991
The Advisors' Inner Circle Fund II	January 28, 1993
Bishop Street Funds	January 27, 1995
SEI Asset Allocation Trust	April 1, 1996
SEI Institutional Investments Trust	June 14, 1996
CNI Charter Funds	April 1, 1999
Causeway Capital Management Trust	September 20, 2001
ProShares Trust	November 14, 2005
Community Reinvestment Act Qualified Investment Fund	January 8, 2007
SEI Alpha Strategy Portfolios, LP	June 29, 2007
TD Asset Management USA Funds	July 25, 2007
SEI Structured Credit Fund, LP	July 31, 2007
Wilshire Mutual Funds, Inc.	July 12, 2008
Wilshire Variable Insurance Trust	July 12, 2008
Global X Funds	October 24, 2008
ProShares Trust II	November 17, 2008
Exchange Traded Concepts Trust (f/k/a FaithShares Trust)	August 7, 2009
Schwab Strategic Trust	October 12, 2009
RiverPark Funds	September 8, 2010
Adviser Managed Trust	December 10, 2010
Huntington Strategy Shares	July 26, 2011
New Covenant Funds	March 23, 2012
Cambria ETF Trust	August 30, 2012
Highland Funds I (f/k/a Pyxis Funds I)	September 25, 2012
KKR Series Trust	October 3, 2012
KKR Alternative Corporate Opportunities Fund	October 3, 2012
KKR Alternative Corporate Opportunities Fund P	October 3, 2012
KraneShares Trust	December 18, 2012

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

Name	Position and Office With Underwriter	Positions and Offices With Registrant
William M. Doran	Director	—
Edward D. Loughlin	Director	—
Wayne M. Withrow	Director	—
Kevin P. Barr	President & Chief Executive Officer	—
Maxine J. Chou	Chief Financial Officer, Chief Operations Officer, & Treasurer	—
Karen E. LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—
John C. Munch	General Counsel & Secretary	—
Mark J. Held	Senior Vice President	—
Lori L. White	Vice President & Assistant Secretary	—
John P. Coary	Vice President & Assistant Secretary	—
John J. Cronin	Vice President	—
Robert M. Silvestri	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5),(6),(9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Money Managers:

Acadian Asset Management LLC
260 Franklin Street
Boston, Massachusetts 02109

AJO, LP
230 South Broad Street
20th Floor
Philadelphia, Pennsylvania 19102

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Analytic Investors, LLC
555 West Fifth Street
50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
Two Greenwich Plaza
3rd Floor
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Ashmore Investment Management Ltd
61 Aldwych
London, United Kingdom WC2B 4AE

Brigade Capital Management, LLC
399 Park Avenue
16th Floor
New York, New York 10022

Brown Advisory LLC
901 South Bond Street, Suite 400
Baltimore, Maryland 21231

del Rey Global Investors, LLC
6701 Center Drive West
Suite 655
Los Angeles, California 90045

Delaware Investments Fund Advisers, a series of Delaware Management Business Trust
2005 Market Street
Philadelphia, Pennsylvania 19103

EARNEST Partners LLC
1180 Peachtree Street
Suite 2300
Atlanta, Georgia 30309

Fiduciary Management Associates
55 West Monroe Street
Suite 2550
Chicago, Illinois 60603

Guggenheim Partners Investment Management, LLC
100 Wilshire Boulevard
Suite 500
Santa Monica, California 90401

Income Research & Management
100 Federal Street
33rd Floor
Boston, Massachusetts 02110

INTECH Investment Management LLC
525 Okeechobee Boulevard
Suite 1800
West Palm Beach, Florida 33401

Integrity Asset Management, LLC
18500 Lake Road, Suite 300
Rocky River, Ohio 44116

Investec Asset Management US Ltd.
Woolgate Exchange
25 Basinghall Street
London EC2V 5HA, United Kingdom

J.P. Morgan Investment Management Inc.
270 Park Avenue
New York, New York 10167

Janus Capital Management LLC
151 Detroit Street
Denver, Colorado 80206

Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017

Jennison Associates LLC
One International Place
43rd Floor
Boston, Massachusetts 02110

JO Hambro Capital Management Limited
Ground Floor, Ryder Court
14 Ryder Street
London, United Kingdom
SW1Y 6QB

Kleinwort Benson Investors International Ltd
Joshua Dawson House
Dawson Street
Dublin 2, Ireland

Lazard Asset Management LLC
30 Rockefeller Plaza
59th Floor
New York, New York 10112

Lee Munder Capital Group, LLC
200 Clarendon Street
28th Floor
Boston, Massachusetts 02116

Legal & General Investment Management America Inc.
8755 West Higgins Road
Chicago, Illinois 60631

Logan Circle Partners, L.P.
Three Logan Square
1717 Arch Street, Suite 1500
Philadelphia, Pennsylvania 19103

LSV Asset Management
155 N. Wacker Drive
Chicago, Illinois 60606

McKinley Capital Management, LLC
3301 C Street, Suite 500
Anchorage, Alaska 99503

Metropolitan West Asset Management LLC
865 S. Figueroa Street, Suite 1800
Los Angeles, California 90017

NFJ Investment Group LLC
2100 Ross Avenue, Suite 700
Dallas, Texas 75201

OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281

OppenheimerFunds, Inc.
6801-6803 S. Tucson Way,
Centennial, CO 80112

PanAgora Asset Management Inc
470 Atlantic Avenue
8th Floor
Boston, Massachusetts 02210

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research & Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

SSgA Funds Management, Inc.
One Lincoln Street
Boston, Massachusetts 02111

Stone Harbor Investment Partners LP
31 West 52nd Street
16th Floor
New York, New York 10019

Thornburg Investment Management Inc
2300 North Ridgetop Road
Santa Fe, New Mexico 87506

Timberline Asset Management LLC
805 SW Broadway
Portland, Oregon 97205

Tocqueville Asset Management LP
40 West 57th Street
19th Floor
New York, New York 10019

Waddell & Reed Investment Management Co
6300 Lamar Avenue
Overland Park, Kansas 66202

Wellington Management Company, LLP
280 Congress Street
Boston, Massachusetts 02210

Wells Capital Management Incorporated
525 Market Street
10th Floor
San Francisco, California 94105

WestEnd Advisors, LLC
4064 Colony Road, Suite 130
Charlotte, North Carolina 28211

Western Asset Management Company
385 East Colorado Boulevard
6th Floor
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square
Primrose Street
London EC2A 2EN, United Kingdom

William Blair & Company L.L.C.
222 West Adams Street
Chicago, Illinois 60606

Item 34.  Management Services:

None.

Item 35.  Undertakings:

None.

NOTICE

A copy of the Agreement and Declaration of Trust of SEI Institutional Investments Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually, and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, Officers or Shareholders individually, but are binding only upon the assets and property of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 73 to Registration Statement No. 033-58041 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of July, 2013.

SEI INSTITUTIONAL INVESTMENTS TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  Trustee, President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

	* William M. Doran	Trustee	July 30, 2013
	* George J. Sullivan, Jr.	Trustee	July 30, 2013
	* Nina Lesavoy	Trustee	July 30, 2013
	* James M. Williams	Trustee	July 30, 2013
	* Mitchell A. Johnson	Trustee	July 30, 2013
	* Hubert L. Harris, Jr.	Trustee	July 30, 2013
	/S/ ROBERT A. NESHER Robert A. Nesher	Trustee, President & Chief Executive Officer	July 30, 2013
	/S/ PETER A. RODRIGUEZ Peter A. Rodriguez	Controller & Chief Financial Officer	July 30, 2013
*By:	/s/ Robert A. Nesher Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(27)

Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between Delaware Investments Fund Advisers, a series of Delaware Management Business Trust and SIMC, with respect to the Large Cap, Large Cap Diversified Alpha and Emerging Markets Equity Funds

EX-99.B(d)(28)

Amended and Restated Investment Sub-Advisory Agreement, dated April 30, 2013, between Delaware Investments Fund Advisers, a series of Delaware Management Business Trust and SIMC, with respect to High Yield Bond Fund

EX-99.B(d)(40)

Investment Sub-Advisory Agreement, dated June 21, 2013, between SIMC and Investec Asset Management Ltd., the parent company of Investec Asset Management US Ltd., with respect to the Emerging Markets Debt Fund

EX-99.B(d)(76)	Investment Sub-Advisory Agreement, dated July 1, 2013, between SIMC and Robeco Investment Management, Inc. with respect to the Small Cap and Small/Mid Cap Equity Funds
EX-99.B(g)(1)	Amended and Restated Investment Custodian Agreement, dated March 27, 2013, between the Trust and Brown Brothers Harriman & Co.
EX-99.B(g)(2)	Amended and Restated Multi-Trust Custody Agreement, dated June 14, 2013, between the Trust and U.S. Bank National Association
EX-99.B(p)(2)	The Code of Ethics for SEI Investments Distribution Co., dated December 18, 2012
EX-99.B(p)(3)	The Code of Ethics for SEI Investments Global Funds Services, dated June 2012
EX-99.B(p)(15)	The Code of Ethics for Delaware Investments Fund Advisers, a series of Delaware Management Business Trust, dated January 1, 2010
EX-99.B(p)(21)	The Code of Ethics for Investec Asset Management Ltd., the parent company of Investec Asset Management US Ltd., dated October 2012